UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds,
              Inc.
              Master Small Cap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 06/30/06

Item 1 - Report to Stockholders

Semi-Annual Report
June 30, 2006

Merrill Lynch
Small Cap Index Fund
Of Merrill Lynch Index Funds, Inc.

Merrill Lynch Small Cap Index Fund

Announcement to Shareholders

On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") entered into an agreement to contribute Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company ("New BlackRock") that will be one of the world's largest asset management firms with over $1 trillion in assets under management (based on combined assets under management as of June 30, 2006) (the "Transaction"). The Transaction is expected to close at the end of the third quarter of 2006, at which time the new company will operate under the BlackRock name. The Fund's/Trust's Board of Directors/Trustees has approved a new investment advisory agreement with BlackRock Advisors, Inc. or its successor on substantially the same terms and for the same advisory fee as the current investment advisory agreement with the Investment Adviser. If the new agreement is approved by the Fund's/Trust's shareholders, BlackRock Advisors, Inc. or its successor is expected to become the investment adviser of the Fund/Trust upon the closing of the Transaction.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006

A Letter From the President

Dear Shareholder

By now, you have probably heard of the important changes unfolding at Merrill Lynch Investment Managers ("MLIM"). We have been communicating with shareholders, via letters like this and in a detailed proxy mailing, about MLIM's impending union with another highly regarded investment manager -- BlackRock, Inc. ("BlackRock"). This transaction marks the next chapter in MLIM's growth story and, we believe, will be a benefit to our investors.

MLIM, a division of Merrill Lynch with over $583 billion in assets under management, is a leading investment manager offering more than 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios. BlackRock, with $464.1 billion in assets under management, is one of the largest publicly traded investment management firms in the United States managing assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products. At the completion of the transaction, which is expected by the end of third quarter 2006, the resultant firm will be a top-10 investment manager worldwide with over $1 trillion in assets under management.*

The combined company, to be known as BlackRock, will provide a wide selection of high-quality investment solutions across a range of asset classes and investment styles. The organization will have over 4,500 employees in 18 countries and a major presence in key markets worldwide. MLIM and BlackRock possess complementary capabilities that together create a well-rounded organization uniting some of the finest money managers in the industry. The firms share similar values and beliefs -- each strives for excellence in all areas, and both make investment performance their single most important mission. As such, our combination only reinforces our commitment to shareholders.

Most of MLIM's investment products -- including mutual funds, separately managed accounts, annuities and variable insurance funds -- eventually will carry the "BlackRock" name. This will be reflected in newspaper and online information sources beginning in October. Your account statements will reflect the BlackRock name beginning with the October month-end reporting period. Unless otherwise communicated via a proxy statement, your funds will maintain the same investment objectives that they do today. Importantly, the MLIM/BlackRock union will not affect your brokerage account or your relationship with your financial advisor. If you are a client of Merrill Lynch, you will remain a client of Merrill Lynch.

As always, we thank you for entrusting us with your investment assets. We look forward to continuing to serve your investment needs with even greater strength and scale as the new BlackRock.

                                          Sincerely,


                                          /s/ Robert C. Doll, Jr.

                                          Robert C. Doll, Jr.
                                          President and Chief Investment Officer
                                          Merrill Lynch Investment Managers

*     $1.047 trillion in assets under management as of June 30, 2006.

      Data, including assets under management, are as of June 30, 2006.


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006          3

A Discussion With Your Fund's Portfolio Managers

      Amid a volatile investing environment, the Fund provided a positive return similar to that of the Russell 2000 Index.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2006, Merrill Lynch Small Cap Index Fund's Class A and Class I Shares had total returns of +7.80% and +7.94%, respectively. For the same period, the benchmark Russell 2000 Index returned +8.21%.

The Russell 2000 Index is a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization U.S. companies in a range of businesses. As the value of the Russell 2000 fluctuated during the past six months, the Fund's performance generally tracked that of the Index.

The Fund's six-month reporting period comprised two very different quarters. Despite considerable volatility entering the new year, U.S. equity markets delivered their best first quarter gains in several years in the first three months of 2006. The Russell 2000 Index advanced 13.94%.

The impetus behind U.S. equity markets' gains in the first quarter was a robust U.S. economy, which rebounded sharply following a slowdown in the last quarter of 2005. Economic growth resiliently forged ahead despite well-publicized headwinds such as rising interest rates, a slowdown in the housing market and wild cards such as bird flu, turbulence in the Middle East and volatile energy markets. First quarter gross domestic product (GDP) grew at an annualized rate of 5.6%, more than triple the previous quarter's GDP increase of 1.7% and the best growth rate since the third quarter of 2003 (7.2%). Business investment expanded at the fastest pace in almost six years in the first quarter. Moreover, consumer spending -- which accounts for more than two-thirds of U.S. economic activity -- rose at a brisk 5.1% pace. In the last quarter of 2005, consumer spending crept forward at a meager .9% rate.

A robust corporate sector, distinguished by healthy balance sheets that paved the way for improved capital spending, was a key driver of economic growth as the six-month reporting period got underway. Corporate earnings were up around 16% for the first quarter. Other factors that underpinned a vigorous economy in the first half of the six-month period included higher productivity, a firming labor market characterized by rising wages and a jobless rate near a four-year low, improvements in both consumer confidence and retail sales, and a stable inflationary environment.

A couple of unsurprising 25 basis point (.25%) hikes in the federal funds target rate closed the first and third months of the first quarter. The first, on outgoing Chairman Alan Greenspan's last day, marked the 14th consecutive 25 basis point increase by the Federal Reserve Board (the Fed) since June 2004. The second interest rate hike followed the Fed's first meeting under new Chairman Ben Bernanke, who picked up where Greenspan left off in the Fed's measured interest rate-hiking campaign.

The second quarter was a difficult period for investors, with most U.S. equity markets posting losses. The Russell 2000 Index retreated 5.02%. As was the case in the first quarter, market volatility continued, but this time leaning in a negative direction. Profit taking and concerns over the medium-term strength of the economy weighed on stock prices. Moreover, equity markets came under pressure from the intensifying headwinds of higher interest rates, rising inflationary expectations, a weakening in personal consumption and the housing market, record energy prices and ongoing unease about the excessive levels of consumer debt, all of which had been present for some time.

As economic activity cooled in the second quarter, consensus estimates for GDP growth neared the long-run trend of 3%. Reduced personal consumption and an end of the five-year U.S. housing boom were largely responsible for the slowdown in economic growth. Residential investment is estimated to have represented as much as half of the growth in the U.S. economy since 2001. However, the corporate sector remained robust. Second-quarter corporate earnings are expected to grow about 12%, which would mark the 12th straight quarter of earnings growth of at least 10%.

Equity markets opened the second quarter strongly and, by early May, the Dow Jones Industrial Average climbed to within 100 points of its all-time high. During April, U.S. equity markets continued to weather -- with little damage -- the maturing headwinds of high commodities prices, increasing interest rates, poorer consumption and residential investment, and escalating geopolitical tensions. Commodity prices strengthened in April as oil breached $75 per barrel to reach all-time highs, and gold prices surged to a 25-year peak at


4       MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006
above $650 per ounce, as investors looked toward the safe-haven and anti-inflationary factors that make bullion attractive. Also in April, the yield on the bellwether 10-year U.S. Treasury moved above the 5% mark for the first time in almost four years.

Equity markets lost ground in May amid concerns of moderating economic growth, mostly due to weaker trends in housing and personal consumption. Consumer confidence, which had struck a four-year high in April, dipped in May to the lowest level since September of 2005. As widely expected, the Fed carried out its 16th consecutive 25 basis point hike on May 10, boosting the short-term interest rate to 5%, the highest mark in more than five years.

Following the Fed's interest rate hike in May, equity markets embarked on a correction, fueled by the preceding factors cited as well as interest rate concerns, a resurgence in inflationary fears and the likelihood of subdued corporate earnings growth for the second half of the year. Equity markets ended the month of June flat, as signs of moderating economic growth mounted amid a worsening slide in consumer sentiment and the housing market. Interest rates on 30-year home mortgages reached a four-year peak. However, the unemployment rate remained at 4.6%, the lowest level since the summer of 2001.

At the end of the period, the Fed carried out its 17th consecutive 25 basis point rate hike, bringing the short-term interest rate to 5.25%. The accompanying statement by the Fed, which omitted the phrase "the committee judges that some further tightening may yet be needed," led many to believe that the current cycle of interest rate hikes may be close to an end. The Fed noted that recent indicators suggest that "economic growth is moderating from its quite strong pace earlier this year, partly reflecting a gradual cooling of the housing market and the lagged effects of increases in interest rates and energy prices."

Amid an appreciable uptick in inflation data during the second quarter, investor worries over inflation were stoked by the phrase "readings on core inflation have been elevated in recent months" in the Fed's June statement. Consumer prices rose in each of the period's six months. The core rate of inflation (excluding food and energy prices) registered a fourth straight monthly increase of 0.3% in June, the longest such increase since January to April 1995. For the second quarter, core inflation pressed forward at an annual rate of 3.6%, exceeding the Fed's target zone of 2% or less. Yet, the structural forces that kept a lid on prices over the past several years were still intact as of period-end: globalization, competition and a technology-driven surge in productivity.

For the six-month period, small cap stocks, as measured by the Russell 2000 Index, outpaced the +2.76% return of the large-cap Russell 1000 Index. Within the Russell 2000, the value style of investing outperformed the growth style for the period, with the Russell 2000 Value Index returning +10.44% versus the +6.07% return of the Russell 2000 Growth Index.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the Russell 2000 Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and returns of the benchmark. On June 30, 2006, the Russell 2000 Index underwent its annual reconstitution. To maintain the Fund's tight tracking to the benchmark, we adjusted the portfolio to be in line with the new benchmark as of the rebalancing's effective date.

How would you characterize the Fund's position at the close of the period?

After several years of above-average growth, the prevailing data suggest that the economy and corporate earnings are heading toward moderation in 2006. Against this backdrop, the portfolio remains positioned to match the risk characteristics of its benchmark, whatever direction the market takes.

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

July 25, 2006


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006          5

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of .25% per year.

o Class I Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative and management fees, respectively. Without such waivers, the Fund's performance would have been lower.

Recent Performance Results

                                                6-Month        12-Month      Since Inception
As of June 30, 2006                          Total Return    Total Return     Total Return
============================================================================================
ML Small Cap Index Fund Class A Shares*          +7.80%         +13.76%         +121.78%
--------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class I Shares*          +7.94          +13.96          +126.86
--------------------------------------------------------------------------------------------
Russell 2000(R) Index**                          +8.21          +14.58          +134.62
--------------------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/09/97.

      Russell 2000 is a registered trademark of the Frank Russell Companies.

Average Annual Total Return

Class A Shares                                                           Return
================================================================================
One Year Ended 6/30/06                                                   +13.76%
--------------------------------------------------------------------------------
Five Years Ended 6/30/06                                                 + 7.74
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/06                                      + 9.02
--------------------------------------------------------------------------------

Class I Shares                                                           Return
================================================================================
One Year Ended 6/30/06                                                   +13.96%
--------------------------------------------------------------------------------
Five Years Ended 6/30/06                                                 + 8.01
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/06                                      + 9.29
--------------------------------------------------------------------------------


6       MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2006 and held through June 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                         Expenses Paid
                                                      Beginning           Ending       During the Period*
                                                    Account Value      Account Value   January 1, 2006 to
                                                   January 1, 2006     June 30, 2006     June 30, 2006
=========================================================================================================
Actual
=========================================================================================================
Class A                                                 $1,000           $1,078.00           $3.83
---------------------------------------------------------------------------------------------------------
Class I                                                 $1,000           $1,079.40           $2.54
=========================================================================================================
Hypothetical (5% annual return before expenses)**
=========================================================================================================
Class A                                                 $1,000           $1,021.21           $3.73
---------------------------------------------------------------------------------------------------------
Class I                                                 $1,000           $1,022.46           $2.47
---------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.74% for Class A and .49% for Class I), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006          7

Statement of Assets and Liabilities           Merrill Lynch Small Cap Index Fund

As of June 30, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investment in Master Small Cap Index Series (the "Series"), at value
              (identified cost--$101,547,111) .............................................                            $129,635,291
            Prepaid expenses and other assets .............................................                                  10,789
                                                                                                                       ------------
            Total assets ..................................................................                             129,646,080
                                                                                                                       ------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Payables:
                Administrator .............................................................        $     28,664
                Distributor ...............................................................              10,322
                Other affiliates ..........................................................                  38              39,024
                                                                                                   ------------
            Accrued expenses ..............................................................                                  10,836
                                                                                                                       ------------
            Total liabilities .............................................................                                  49,860
                                                                                                                       ------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets ....................................................................                            $129,596,220
                                                                                                                       ============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                            $        335
            Class I Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                                     501
            Paid-in capital in excess of par ..............................................                              96,114,310
            Undistributed investment income--net ..........................................        $    647,621
            Undistributed realized capital gains allocated from the Series--net ...........           4,745,273
            Unrealized appreciation allocated from the Series--net ........................          28,088,180
                                                                                                   ------------
            Total accumulated earnings--net ...............................................                              33,481,074
                                                                                                                       ------------
            Net Assets ....................................................................                            $129,596,220
                                                                                                                       ============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
            Class A--Based on net assets of $51,890,487 and 3,352,940 shares outstanding ..                            $      15.48
                                                                                                                       ============
            Class I--Based on net assets of $77,705,733 and 5,012,756 shares outstanding ..                            $      15.50
                                                                                                                       ============

      See Notes to Financial Statements.


8       MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006

Statement of Operations                       Merrill Lynch Small Cap Index Fund

For the Six Months Ended June 30, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Net investment income allocated from the Series:
                Dividends .................................................................                            $    529,239
                Interest from affiliates ..................................................                                 395,005
                Securities lending--net ...................................................                                  45,747
                Expenses ..................................................................                                 (39,889)
                                                                                                                       ------------
            Total income ..................................................................                                 930,102
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Administration fees ...........................................................        $    181,139
            Account maintenance fees--Class A .............................................              65,938
            Printing and shareholder reports ..............................................              26,126
            Transfer agent fees--Class I ..................................................              20,691
            Transfer agent fees--Class A ..................................................              15,139
            Registration fees .............................................................              14,715
            Professional fees .............................................................               3,256
            Directors' fees and expenses ..................................................               1,075
            Other .........................................................................               4,138
                                                                                                   ------------
            Total expenses ................................................................                                 332,217
                                                                                                                       ------------
            Investment income--net ........................................................                                 597,885
                                                                                                                       ------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Series--Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on investments, in-kind redemption and financial futures
              contracts--net ..............................................................                               5,776,484
            Change in unrealized appreciation/depreciation on investments and financial
              futures contracts--net ......................................................                               2,267,646
                                                                                                                       ------------
            Total realized and unrealized gain--net .......................................                               8,044,130
                                                                                                                       ------------
            Net Increase in Net Assets Resulting from Operations ..........................                            $  8,642,015
                                                                                                                       ============

      See Notes to Financial Statements.


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006          9

Statements of Changes in Net Assets           Merrill Lynch Small Cap Index Fund

                                                                                                     For the Six          For the
                                                                                                    Months Ended         Year Ended
                                                                                                      June 30,          December 31,
Increase (Decrease) in Net Assets:                                                                      2006                2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net ........................................................        $    597,885        $    693,074
            Realized gain--net ............................................................           5,776,484           4,314,626
            Change in unrealized appreciation/depreciation--net ...........................           2,267,646            (291,948)
                                                                                                   --------------------------------
            Net increase in net assets resulting from operations ..........................           8,642,015           4,715,752
                                                                                                   --------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net:
                Class A ...................................................................                  --            (232,731)
                Class I ...................................................................                  --            (480,662)
            Realized gain--net:
                Class A ...................................................................                  --            (761,082)
                Class I ...................................................................                  --            (982,462)
                                                                                                   --------------------------------
            Net decrease in net assets resulting from dividends and distributions to
              shareholders ................................................................                  --          (2,456,937)
                                                                                                   --------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets derived from capital share transactions .           8,387,421         (14,238,277)
                                                                                                   --------------------------------
===================================================================================================================================
Redemption Fees
-----------------------------------------------------------------------------------------------------------------------------------
            Redemption fees ...............................................................                  82                 498
                                                                                                   --------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets .......................................          17,029,518         (11,978,964)
            Beginning of period ...........................................................         112,566,702         124,545,666
                                                                                                   --------------------------------
            End of period* ................................................................        $129,596,220        $112,566,702
                                                                                                   ================================
               * Undistributed investment income--net .....................................        $    647,621        $     49,736
                                                                                                   ================================

      See Notes to Financial Statements.


10      MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006

Financial Highlights                          Merrill Lynch Small Cap Index Fund

                                                                              Class A
                                           ---------------------------------------------------------------------------
The following per share data                For the Six                         For the Year Ended
and ratios have been derived               Months Ended                             December 31,
from information provided in                 June 30,       ----------------------------------------------------------
the financial statements.                      2006            2005            2004            2003            2002
======================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...    $    14.36      $    14.10      $    12.06      $     8.29      $    10.53
                                            --------------------------------------------------------------------------
Investment income--net** ...............           .06             .06             .05             .04             .05
Realized and unrealized gain (loss)--net          1.06*            .49*           2.03*           3.76           (2.23)
                                            --------------------------------------------------------------------------
Total from investment operations .......          1.12             .55            2.08            3.80           (2.18)
                                            --------------------------------------------------------------------------
Less dividends and distributions from:
   Investment income--net ..............            --            (.07)           (.04)           (.03)           (.06)
   Realized gain--net ..................            --            (.22)             --              --              --
                                            --------------------------------------------------------------------------
Total dividends and distributions ......            --            (.29)           (.04)           (.03)           (.06)
                                            --------------------------------------------------------------------------
Net asset value, end of period .........    $    15.48      $    14.36      $    14.10      $    12.06      $     8.29
                                            ==========================================================================
======================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .....          7.80%@          3.88%          17.29%          45.85%         (20.75%)
                                            ==========================================================================
======================================================================================================================
Ratios to Average Net Assets***
----------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ................           .74%+           .79%            .81%            .85%            .75%
                                            ==========================================================================
Expenses ...............................           .74%+           .80%            .81%            .88%            .89%
                                            ==========================================================================
Investment income--net .................           .80%+           .43%            .38%            .36%            .56%
                                            ==========================================================================
======================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   51,890      $   48,896      $   56,522      $   50,280      $   34,308
                                            ==========================================================================
Portfolio turnover of the Series .......         29.38%          36.63%          37.74%          28.57%          39.00%
                                            ==========================================================================

                                                                              Class I
                                           ----------------------------------------------------------------------------
The following per share data                For the Six                         For the Year Ended
and ratios have been derived               Months Ended                             December 31,
from information provided in                  June 30,       ----------------------------------------------------------
the financial statements.                       2006            2005            2004            2003            2002
=======================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...     $    14.36      $    14.10      $    12.06      $     8.28      $    10.53
                                             --------------------------------------------------------------------------
Investment income--net** ...............            .08             .10             .08             .06             .08
Realized and unrealized gain (loss)--net           1.06*            .49*           2.04*           3.77           (2.25)
                                             --------------------------------------------------------------------------
Total from investment operations .......           1.14             .59            2.12            3.83           (2.17)
                                             --------------------------------------------------------------------------
Less dividends and distributions from:
   Investment income--net ..............             --            (.11)           (.08)           (.05)           (.08)
   Realized gain--net ..................             --            (.22)             --              --              --
                                             --------------------------------------------------------------------------
Total dividends and distributions ......             --            (.33)           (.08)           (.05)           (.08)
                                             --------------------------------------------------------------------------
Net asset value, end of period .........     $    15.50      $    14.36      $    14.10      $    12.06      $     8.28
                                             ==========================================================================
=======================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .....           7.94%@          4.16%          17.55%          46.32%         (20.61%)
                                             ==========================================================================
=======================================================================================================================
Ratios to Average Net Assets***
-----------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ................            .49%+           .53%            .56%            .60%            .50%
                                             ==========================================================================
Expenses ...............................            .49%+           .54%            .56%            .63%            .64%
                                             ==========================================================================
Investment income--net .................           1.07%+           .69%            .64%            .61%            .82%
                                             ==========================================================================
=======================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $   77,706      $   63,671      $   68,024      $   51,194      $   30,938
                                             ==========================================================================
Portfolio turnover of the Series .......          29.38%          36.63%          37.74%          28.57%          39.00%
                                             ==========================================================================

*     Includes redemption fee, which is less than $.01 per share.
**    Based on average shares outstanding.
*** Includes the Fund's share of the Series' allocated expenses and/or investment income--net.
+     Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006         11

Notes to Financial Statements                 Merrill Lynch Small Cap Index Fund

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2006 was 25.3%. The Fund offers two classes of shares. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1(a) of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. MLIM has entered into a voluntary arrangement with the Fund under which all expenses incurred by the Fund (excluding account maintenance fees) will not exceed .60%. This arrangement has a one-year term and is renewable.

The Fund may pay a monthly investment advisory fee at an annual rate of .08% based upon the average daily value of the Fund's net assets. However, the Investment Adviser has entered into a contractual agreement with the Fund pursuant to which the investment advisory fee will not be charged to the Fund so long as the Fund remains invested in the Trust. As a result, the investment advisory fee has not been accrued and will not be payable by the Fund for the period covered by this report.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of ..25% based upon the average daily net assets of Class A Shares.


12      MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006

Notes to Financial Statements (concluded)     Merrill Lynch Small Cap Index Fund

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and ML & Co.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close at the end of the third quarter of 2006.

3. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $8,387,421 and $(14,238,277) for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended June 30, 2006                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            280,921        $  4,345,242
Shares redeemed ........................           (334,102)         (5,203,822)
                                                 ------------------------------
Net decrease ...........................            (53,181)       $   (858,580)
                                                 ==============================

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            535,473        $  7,390,664
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................             59,618             868,264
                                                 ------------------------------
Total issued ...........................            595,091           8,258,928
Shares redeemed ........................         (1,198,137)        (16,429,784)
                                                 ------------------------------
Net decrease ...........................           (603,046)       $ (8,170,856)
                                                 ==============================

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended June 30, 2006                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          1,536,519        $ 24,134,466
Shares redeemed ........................           (957,382)        (14,888,465)
                                                 ------------------------------
Net increase ...........................            579,137        $  9,246,001
                                                 ==============================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          2,459,250        $ 34,087,931
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................             96,658           1,407,794
                                                 ------------------------------
Total issued ...........................          2,555,908          35,495,725
Shares redeemed ........................         (2,945,115)        (41,563,146)
                                                 ------------------------------
Net decrease ...........................           (389,207)       $ (6,067,421)
                                                 ==============================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.010726 per share for each class. In addition, the Fund paid a long-term capital gain in the amount of $.058851 per share for each class on July 19, 2006 to shareholders on record on July 13, 2006.


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006         13

Portfolio Information                              Master Small Cap Index Series

As of June 30, 2006

                                                                Percent of Total
Sector Representation                                                Investments
--------------------------------------------------------------------------------
Financial Services ...............................................         19.5%
Consumer Discretionary ...........................................         15.9
Technology .......................................................         11.2
Health Care ......................................................          9.7
Materials & Processing ...........................................          7.6
Producer Durables ................................................          5.9
Other Energy .....................................................          4.0
Utilities ........................................................          3.3
Auto & Transportation ............................................          3.3
Other ............................................................          2.3
Consumer Staples .................................................          1.6
Integrated Oils ..................................................          0.3
Short-Term Investments and Exchange-Traded Funds .................         15.4
--------------------------------------------------------------------------------
      For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine sector sub-classifications for reporting ease.


14      MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006

Summary Schedule of Investments                    Master Small Cap Index Series

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-637-3863 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

====================================================================================================================================
                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Advertising Agencies                            25,400      aQuantive, Inc. (a)                        $    643,382            0.1%
                                                            Other Securities                              2,177,885            0.5
                                                                                                       -----------------------------
                                                                                                          2,821,267            0.6
------------------------------------------------------------------------------------------------------------------------------------
Aerospace                                                   Other Securities                              2,630,482            0.5
------------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching                             Other Securities                                949,400            0.2
------------------------------------------------------------------------------------------------------------------------------------
Air Transport                                   65,800      JetBlue Airways Corp. (a)                       798,812            0.2
                                                            Other Securities                              4,207,986            0.8
                                                                                                       -----------------------------
                                                                                                          5,006,798            1.0
------------------------------------------------------------------------------------------------------------------------------------
Aluminum                                                    Other Securities                                774,675            0.2
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market                                    Other Securities                                777,544            0.2
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment                              Other Securities                              2,149,742            0.4
------------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts                                        Other Securities                              1,101,829            0.2
------------------------------------------------------------------------------------------------------------------------------------
Banks: New York City                                        Other Securities                                391,798            0.1
------------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City                    19,644      Cathay General Bancorp                          714,649            0.2
                                                18,900      First Midwest Bancorp, Inc.                     700,812            0.2
                                                31,100      FirstMerit Corp.                                651,234            0.1
                                                13,600      SVB Financial Group (a)                         618,256            0.1
                                                17,113      Texas Regional Bancshares, Inc. Class A         648,925            0.1
                                                            Other Securities                             29,847,302            5.8
                                                                                                       -----------------------------
                                                                                                         33,181,178            6.5
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)                                Other Securities                                591,278            0.1
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production             21,600      OSI Pharmaceuticals, Inc. (a)                   711,936            0.1
                                                            Other Securities                             11,623,460            2.3
                                                                                                       -----------------------------
                                                                                                         12,335,396            2.4
------------------------------------------------------------------------------------------------------------------------------------
Building Materials                              10,665      Watsco, Inc.                                    637,980            0.1
                                                            Other Securities                              2,366,527            0.5
                                                                                                       -----------------------------
                                                                                                          3,004,507            0.6
------------------------------------------------------------------------------------------------------------------------------------
Building: Cement                                            Other Securities                                166,855            0.0
------------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing                                Other Securities                                455,804            0.1
------------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous                                     Other Securities                                772,267            0.2
------------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard                               Other Securities                                629,866            0.1
------------------------------------------------------------------------------------------------------------------------------------
Cable Television Services                                   Other Securities                                431,090            0.1
------------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling                              12,091      Aztar Corp. (a)                                 628,248            0.1
                                                            Other Securities                              2,885,896            0.6
                                                                                                       -----------------------------
                                                                                                          3,514,144            0.7
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                                   Other Securities                              6,284,751            1.2
------------------------------------------------------------------------------------------------------------------------------------
Coal                                                        Other Securities                                791,734            0.2
------------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services                             Other Securities                              1,171,903            0.2
------------------------------------------------------------------------------------------------------------------------------------
Communications & Media                                      Other Securities                                458,234            0.1
------------------------------------------------------------------------------------------------------------------------------------
Communications Technology                      145,600      3Com Corp. (a)                                  745,472            0.1
                                               100,600      Brocade Communications Systems, Inc. (a)        617,684            0.1
                                                            Other Securities                             11,617,732            2.3
                                                                                                       -----------------------------
                                                                                                         12,980,888            2.5
------------------------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006         15

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Computer Services Software & Systems            14,898      Micros Systems, Inc. (a)                   $    650,745            0.1%
                                                            Other Securities                             21,457,551            4.2
                                                                                                       -----------------------------
                                                                                                         22,108,296            4.3
------------------------------------------------------------------------------------------------------------------------------------
Computer Technology                             27,962      RSA Security, Inc. (a)                          760,287            0.2
                                                            Other Securities                              6,880,043            1.3
                                                                                                       -----------------------------
                                                                                                          7,640,330            1.5
------------------------------------------------------------------------------------------------------------------------------------
Construction                                                Other Securities                              2,087,603            0.4
------------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics                                        Other Securities                              3,872,547            0.8
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products                                           Other Securities                              3,221,222            0.6
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metal & Glass                       Other Securities                              2,008,729            0.4
------------------------------------------------------------------------------------------------------------------------------------
Copper                                                      Other Securities                                405,674            0.1
------------------------------------------------------------------------------------------------------------------------------------
Cosmetics                                                   Other Securities                                597,151            0.1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                              Other Securities                              2,352,456            0.5
------------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing                          Other Securities                              3,007,538            0.6
------------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains                                 Other Securities                              2,501,935            0.5
------------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals                         29,000      MGI Pharma, Inc. (a)                            623,500            0.1
                                                33,400      Nektar Therapeutics (a)(e)                      612,556            0.1
                                                            Other Securities                             10,890,656            2.2
                                                                                                       -----------------------------
                                                                                                         12,126,712            2.4
------------------------------------------------------------------------------------------------------------------------------------
Education Services                                          Other Securities                              2,086,461            0.4
------------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                                    Other Securities                              1,713,076            0.3
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components                           Other Securities                              4,416,467            0.9
------------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance                             Other Securities                                 81,034            0.0
------------------------------------------------------------------------------------------------------------------------------------
Electronics                                                 Other Securities                              3,342,558            0.7
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,                                   Other Securities                                939,246            0.2
Gauges & Meters
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems                    16,700      Hologic, Inc. (a)                               824,312            0.1
                                                            Other Securities                              3,924,454            0.8
                                                                                                       -----------------------------
                                                                                                          4,748,766            0.9
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                   15,700      Formfactor, Inc. (a)                            700,691            0.1
Components                                                  Other Securities                              8,545,174            1.7
                                                                                                       -----------------------------
                                                                                                          9,245,865            1.8
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                                     Other Securities                              3,199,799            0.6
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment                                            Other Securities                                245,600            0.1
------------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous                            13,497      Veritas DGC, Inc. (a)                           696,175            0.1
                                                            Other Securities                              2,509,805            0.5
                                                                                                       -----------------------------
                                                                                                          3,205,980            0.6
------------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services                          Other Securities                                897,447            0.2
------------------------------------------------------------------------------------------------------------------------------------
Entertainment                                               Other Securities                              1,510,067            0.3
------------------------------------------------------------------------------------------------------------------------------------
Fertilizers                                                 Other Securities                                201,929            0.0
------------------------------------------------------------------------------------------------------------------------------------
Finance Companies                                           Other Securities                              1,465,200            0.3
------------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan                                         Other Securities                                462,934            0.1
------------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing                                   Other Securities                              4,533,837            0.9
Services & Systems
------------------------------------------------------------------------------------------------------------------------------------
Financial Information Services                              Other Securities                              1,127,634            0.2
------------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                                     Other Securities                              4,101,729            0.8
------------------------------------------------------------------------------------------------------------------------------------
Foods                                                       Other Securities                              4,596,469            0.9
------------------------------------------------------------------------------------------------------------------------------------
Forest Products                                             Other Securities                                608,316            0.1
------------------------------------------------------------------------------------------------------------------------------------
Forms and Bulk Printing Services                            Other Securities                                265,280            0.1
------------------------------------------------------------------------------------------------------------------------------------


16      MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Funeral Parlors & Cemeteries                                Other Securities                           $    475,774            0.1%
------------------------------------------------------------------------------------------------------------------------------------
Glass                                                       Other Securities                                192,570            0.0
------------------------------------------------------------------------------------------------------------------------------------
Gold                                                        Other Securities                                727,883            0.1
------------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities                                      Other Securities                              3,131,303            0.6
------------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services                             Other Securities                              3,089,914            0.6
------------------------------------------------------------------------------------------------------------------------------------
Health Care Services                            13,000      Healthways, Inc. (a)                            684,320            0.1
                                                            Other Securities                              2,298,389            0.5
                                                                                                       -----------------------------
                                                                                                          2,982,709            0.6
------------------------------------------------------------------------------------------------------------------------------------
Homebuilding                                                Other Securities                              1,509,334            0.3
------------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel                                                 Other Securities                                359,504            0.1
------------------------------------------------------------------------------------------------------------------------------------
Household Furnishings                                       Other Securities                              2,504,679            0.5
------------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices                     Other Securities                              2,597,933            0.5
------------------------------------------------------------------------------------------------------------------------------------
Industrial Producers                                        Other Securities                                153,940            0.0
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Life                                             Other Securities                              1,898,432            0.4
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line                                       Other Securities                              2,252,576            0.4
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty                    21,515      Ohio Casualty Corp.                             639,641            0.1
                                                            Other Securities                              5,922,847            1.2
                                                                                                       -----------------------------
                                                                                                          6,562,488            1.3
------------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies                             Other Securities                              2,872,355            0.6
------------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones                                Other Securities                                499,269            0.1
------------------------------------------------------------------------------------------------------------------------------------
Leisure Time                                                Other Securities                              1,746,095            0.3
------------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering                                     Other Securities                                361,976            0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural                                     Other Securities                                240,303            0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling                          Other Securities                                588,238            0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines                                          Other Securities                                572,250            0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty                             Other Securities                              2,236,839            0.4
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well                             33,743      Hanover Compressor Co. (a)(e)                   633,694            0.1
Equipment & Services                             9,826      Universal Compression Holdings, Inc. (a)        618,743            0.1
                                                            Other Securities                              4,830,956            1.0
                                                                                                       -----------------------------
                                                                                                          6,083,393            1.2
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty                                        Other Securities                              1,111,050            0.2
------------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing                                        Other Securities                                554,843            0.1
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing                                               Other Securities                                368,509            0.1
------------------------------------------------------------------------------------------------------------------------------------
Medical & Dental                                14,844      Mentor Corp. (e)                                645,714            0.1
Instruments & Supplies                                      Other Securities                             12,394,551            2.4
                                                                                                       -----------------------------
                                                                                                         13,040,265            2.5
------------------------------------------------------------------------------------------------------------------------------------
Medical Services                                14,300      Magellan Health Services, Inc. (a)              647,933            0.1
                                                            Other Securities                                735,315            0.2
                                                                                                       -----------------------------
                                                                                                          1,383,248            0.3
------------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating                               11,758      Lone Star Technologies, Inc. (a)                635,167            0.1
                                                13,463      Maverick Tube Corp. (a)                         850,727            0.2
                                                            Other Securities                              4,011,150            0.8
                                                                                                       -----------------------------
                                                                                                          5,497,044            1.1
------------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous                  8,218      Cleveland-Cliffs, Inc.                          651,605            0.2
                                                            Other Securities                              1,633,871            0.3
                                                                                                       -----------------------------
                                                                                                          2,285,476            0.5
------------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit and Grain Processing                         Other Securities                                106,812            0.0
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business &                                    Other Securities                                 93,080            0.0
Consumer Discretionary
------------------------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006         17

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Miscellaneous Consumer Staples                              Other Securities                           $    160,765            0.0%
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities                       Other Securities                              1,033,243            0.2
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing                        Other Securities                              1,211,235            0.2
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables                 28,900      BE Aerospace, Inc. (a)                          660,654            0.1
                                                            Other Securities                                133,422            0.1
                                                                                                       -----------------------------
                                                                                                            794,076            0.2
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology                                    Other Securities                                259,771            0.1
------------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies                                      Other Securities                              1,328,343            0.3
------------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment                       Other Securities                              1,316,919            0.3
------------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling                                           Other Securities                                737,668            0.1
------------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers                            11,083      Houston Exploration Co. (a)                     678,169            0.1
                                                            Other Securities                              9,721,717            1.9
                                                                                                       -----------------------------
                                                                                                         10,399,886            2.0
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic                                    Other Securities                              1,352,136            0.3
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International                               Other Securities                                240,096            0.1
------------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings                                           Other Securities                                832,097            0.2
------------------------------------------------------------------------------------------------------------------------------------
Paper                                                       Other Securities                              1,947,004            0.4
------------------------------------------------------------------------------------------------------------------------------------
Plastics                                                    Other Securities                                619,184            0.1
------------------------------------------------------------------------------------------------------------------------------------
Pollution Control &                                         Other Securities                                798,014            0.2
Environmental Services
------------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment                                Other Securities                                452,582            0.1
------------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services                                 Other Securities                                629,678            0.1
------------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment                 19,113      Varian Semiconductor Equipment
                                                            Associates, Inc. (a)                            623,275            0.1
                                                            Other Securities                              5,706,523            1.1
                                                                                                       -----------------------------
                                                                                                          6,329,798            1.2
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous                                   Other Securities                              2,000,111            0.4
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers                                      Other Securities                              1,771,267            0.3
------------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                                     Other Securities                              2,500,439            0.5
------------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment                                          Other Securities                              1,066,066            0.2
------------------------------------------------------------------------------------------------------------------------------------
Railroads                                                   Other Securities                              1,143,820            0.2
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                 Other Securities                              1,193,776            0.2
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)            8,556      Alexandria Real Estate Equities, Inc.           758,746            0.2
                                                20,600      Highwoods Properties, Inc.                      745,308            0.2
                                                13,120      Home Properties, Inc.                           728,291            0.1
                                                13,320      LaSalle Hotel Properties                        616,716            0.1
                                                28,559      Nationwide Health Properties, Inc.              642,863            0.1
                                                14,286      Post Properties, Inc.                           647,727            0.1
                                                            Other Securities                             27,265,495            5.3
                                                                                                       -----------------------------
                                                                                                         31,405,146            6.1
------------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats                               Other Securities                              1,401,860            0.3
------------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial                       Other Securities                                747,941            0.1
------------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer                         Other Securities                              1,656,009            0.3
------------------------------------------------------------------------------------------------------------------------------------
Restaurants                                                 Other Securities                              8,415,948            1.6
------------------------------------------------------------------------------------------------------------------------------------
Retail                                          42,300      Big Lots, Inc. (a)                              722,484            0.1
                                                            Other Securities                             17,969,347            3.5
                                                                                                       -----------------------------
                                                                                                         18,691,831            3.6
------------------------------------------------------------------------------------------------------------------------------------


18      MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Savings & Loan                                              Other Securities                           $ 10,172,554            2.0%
------------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers                            Other Securities                                647,190            0.1
------------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services                             Other Securities                              2,334,511            0.5
------------------------------------------------------------------------------------------------------------------------------------
Services: Commercial                            17,500      Regis Corp.                                     623,175            0.1
                                                17,018      Waste Connections, Inc. (a)                     619,455            0.1
                                                            Other Securities                             14,976,201            3.0
                                                                                                       -----------------------------
                                                                                                         16,218,831            3.2
------------------------------------------------------------------------------------------------------------------------------------
Shipping                                        11,900      American Commercial Lines, Inc. (a)             716,975            0.1
                                                            Other Securities                                363,534            0.1
                                                                                                       -----------------------------
                                                                                                          1,080,509            0.2
------------------------------------------------------------------------------------------------------------------------------------
Shoes                                                       Other Securities                              2,751,292            0.5
------------------------------------------------------------------------------------------------------------------------------------
Steel                                            8,545      Chaparral Steel Co. (a)                         615,411            0.1
                                                12,500      Oregon Steel Mills, Inc. (a)                    633,250            0.1
                                                            Other Securities                              1,860,103            0.4
                                                                                                       -----------------------------
                                                                                                          3,108,764            0.6
------------------------------------------------------------------------------------------------------------------------------------
Sugar                                                       Other Securities                                123,344            0.0
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment                    20,100      Interdigital Communications Corp. (a)           701,691            0.1
                                                31,900      Polycom, Inc. (a)                               699,248            0.1
                                                            Other Securities                              2,869,907            0.6
                                                                                                       -----------------------------
                                                                                                          4,270,846            0.8
------------------------------------------------------------------------------------------------------------------------------------
Textile Products                                            Other Securities                                195,351            0.0
------------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers                  20,854      Phillips-Van Heusen Corp.                       795,789            0.1
                                                            Other Securities                              3,406,798            0.7
                                                                                                       -----------------------------
                                                                                                          4,202,587            0.8
------------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber                                              Other Securities                                492,902            0.1
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                                     Other Securities                                920,136            0.2
------------------------------------------------------------------------------------------------------------------------------------
Toys                                                        Other Securities                                726,720            0.1
------------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous                                Other Securities                              1,253,203            0.2
------------------------------------------------------------------------------------------------------------------------------------
Truckers                                                    Other Securities                              2,707,389            0.5
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio                                 Other Securities                                118,993            0.0
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical                           29,200      Westar Energy, Inc.                             614,660            0.1
                                                            Other Securities                              6,269,615            1.2
                                                                                                       -----------------------------
                                                                                                          6,884,275            1.3
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors                     15,600      Nicor, Inc. (e)                                 647,400            0.1
                                                25,500      Piedmont Natural Gas Co.                        619,650            0.1
                                                            Other Securities                              3,007,326            0.6
                                                                                                       -----------------------------
                                                                                                          4,274,376            0.8
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines                                    Other Securities                                159,530            0.0
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous                                    Other Securities                                507,305            0.1
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications                               Other Securities                              5,489,182            1.1
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Water                                            Other Securities                                685,376            0.1
------------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade                             Other Securities                                317,645            0.1
------------------------------------------------------------------------------------------------------------------------------------
Wholesalers                                                 Other Securities                              1,163,651            0.2
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks
                                                            (Cost--$374,034,401)                        449,622,572           87.7
====================================================================================================================================


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006         19

Summary Schedule of Investments (concluded)        Master Small Cap Index Series

                                                Shares                                                                    Percent of
Industry                                          Held      Exchange-Traded Funds                          Value          Net Assets
====================================================================================================================================
                                               169,590      iShares Russell 2000 Index Fund (e)        $ 12,159,603            2.4%
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Exchange-Traded Funds
                                                            (Cost--$12,341,064)                          12,159,603            2.4
====================================================================================================================================

                                                            Mutual Funds
====================================================================================================================================
Investment Management Companies                             Other Securities                                 94,116            0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Mutual Funds (Cost--$92,876)               94,116            0.0
====================================================================================================================================

                                                            Other Interests (b)
====================================================================================================================================
Oil: Crude Producers                                        Other Securities                                      0            0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Other Interests (Cost--$0)                      0            0.0
====================================================================================================================================

                                            Beneficial
                                              Interest      Short-Term Securities
====================================================================================================================================
                                           $46,332,365      Merrill Lynch Liquidity Series, LLC Cash
                                                            Sweep Series I, 4.78% (c)(f)                 46,332,365            9.0
                                            36,252,065      Merrill Lynch Liquidity Series, LLC Money
                                                            Market Series, 5.22% (c)(d)(f)               36,252,065            7.1
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                            (Cost--$82,584,430)                          82,584,430           16.1
====================================================================================================================================
Total Investments (Cost--$469,052,771*)                                                                 544,460,721          106.2

Liabilities in Excess of Other Assets                                                                   (31,816,511)          (6.2)
                                                                                                       -----------------------------
Net Assets--100.0%                                                                                     $512,644,210          100.0
                                                                                                       =============================

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ........................................      $472,784,415
                                                                   ============
      Gross unrealized appreciation .........................      $ 93,085,630
      Gross unrealized depreciation .........................       (21,409,324)
                                                                   ------------
      Net unrealized appreciation ...........................      $ 71,676,306
                                                                   ============

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net         Interest
      Affiliate                                         Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                           $45,690,690     $1,655,673
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                           $22,787,010     $  185,901
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Represents the current yield as of 6/30/2006.
o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of net assets.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of June 30, 2006, were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration        Face         Unrealized
      Contracts       Issue               Date           Value      Appreciation
      --------------------------------------------------------------------------
         133          Russell 2000      September
                      Index               2006        $46,934,608     $1,710,142
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


20      MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006

Statement of Assets and Liabilities                Master Small Cap Index Series

As of June 30, 2006
=============================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (including securities
             loaned of $35,300,162) (identified cost--$386,468,341) .....................                        $461,876,291
            Investments in affiliated securities, at value (identified cost--$82,584,430)                          82,584,430
            Cash ........................................................................                             235,786
            Cash on deposit for financial futures contracts .............................                           2,092,500
            Receivables:
               Securities sold ..........................................................      $ 81,675,732
               Contributions ............................................................         2,241,230
               Variation margin .........................................................           671,651
               Dividends ................................................................           613,302
               Securities lending .......................................................            27,629        85,229,544
                                                                                               ------------
            Prepaid expenses and other assets ...........................................                               6,364
                                                                                                                 ------------
            Total assets ................................................................                         632,024,915
                                                                                                                 ------------
=============================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------
            Collateral on securities loaned, at value ...................................                          36,252,065
            Payables:
               Securities purchased .....................................................        77,575,202
               Withdrawals ..............................................................         5,327,839
               Investment adviser .......................................................             3,993
               Other affiliates .........................................................             3,924        82,910,958
                                                                                               ------------
            Accrued expenses and other liabilities ......................................                             217,682
                                                                                                                 ------------
            Total liabilities ...........................................................                         119,380,705
                                                                                                                 ------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
            Net assets ..................................................................                        $512,644,210
                                                                                                                 ============
=============================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------
            Investors' capital ..........................................................                        $435,526,118
            Unrealized appreciation--net ................................................                          77,118,092
                                                                                                                 ------------
            Net Assets ..................................................................                        $512,644,210
                                                                                                                 ============

      See Notes to Financial Statements.


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006         21

Statement of Operations                            Master Small Cap Index Series

For the Six Months Ended June 30, 2006
=============================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
            Dividends (net of $1,162 foreign withholding tax) ...........................                        $  2,143,381
            Interest from affiliates ....................................................                           1,655,673
            Securities lending--net .....................................................                             185,901
                                                                                                                 ------------
            Total income ................................................................                           3,984,955
                                                                                                                 ------------
=============================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------
            Professional fees ...........................................................      $     59,545
            Accounting services .........................................................            36,018
            Custodian fees ..............................................................            33,454
            Investment advisory fees ....................................................            25,199
            Trustees' fees and expenses .................................................             1,802
            Printing and shareholder reports ............................................               128
            Pricing fees ................................................................                47
            Other .......................................................................             3,613
                                                                                               ------------
            Total expenses before reimbursement .........................................           159,806
            Waiver of expenses ..........................................................               (92)
                                                                                               ------------
            Total expenses after reimbursement ..........................................                             159,714
                                                                                                                 ------------
            Investment income--net ......................................................                           3,825,241
                                                                                                                 ------------
=============================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
               Investments--net .........................................................        29,811,057
               In-kind redemption--net ..................................................        (1,199,610)
               Financial futures contracts--net .........................................        (5,851,887)       22,759,560
                                                                                               ------------
            Change in unrealized appreciation/depreciation on:
               Investments--net .........................................................        (1,541,293)
               Financial futures contracts--net .........................................         1,710,990           169,697
                                                                                               ------------------------------
            Total realized and unrealized gain--net .....................................                          22,929,257
                                                                                                                 ------------
            Net Increase in Net Assets Resulting from Operations ........................                        $ 26,754,498
                                                                                                                 ============

      See Notes to Financial Statements.


22      MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006

Statements of Changes in Net Assets                Master Small Cap Index Series

                                                                                                For the Six        For the
                                                                                               Months Ended       Year Ended
                                                                                                 June 30,        December 31,
Increase (Decrease) in Net Assets:                                                                 2006              2005
=============================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------
            Investment income--net ......................................................      $  3,825,241      $  4,325,603
            Realized gain--net ..........................................................        22,759,560        13,549,496
            Change in unrealized appreciation/depreciation--net .........................           169,697        (5,151,541)
                                                                                               ------------------------------
            Net increase in net assets resulting from operations ........................        26,754,498        12,723,558
                                                                                               ------------------------------
=============================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------
            Proceeds from contributions .................................................       365,892,683       267,164,255
            Fair value of withdrawals ...................................................      (250,148,320)     (275,403,741)
                                                                                               ------------------------------
            Net increase (decrease) in net assets derived from capital transactions .....       115,744,363        (8,239,486)
                                                                                               ------------------------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets ................................................       142,498,861         4,484,072
            Beginning of period .........................................................       370,145,349       365,661,277
                                                                                               ------------------------------
            End of period ...............................................................      $512,644,210      $370,145,349
                                                                                               ==============================

      See Notes to Financial Statements

Financial Highlights                               Master Small Cap Index Series

                                                       For the Six                       For the Year Ended
                                                       Months Ended                         December 31,
The following ratios have been derived from              June 30,      ------------------------------------------------------
information provided in the financial statements.         2006            2005           2004           2003           2002
=============================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------
            Total investment return ................        8.19%+          4.63%         18.15%         47.11%        (20.19%)
                                                       ======================================================================
=============================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------
            Expenses, net of reimbursement .........         .06%            .07%           .08%           .09%           .08%
                                                       ======================================================================
            Expenses ...............................         .06%            .08%           .08%           .10%           .14%
                                                       ======================================================================
            Investment income--net .................        1.52%           1.17%          1.11%          1.13%          1.26%
                                                       ======================================================================
=============================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands)   $ 512,644       $ 370,145      $ 365,661      $ 335,659      $ 181,915
                                                       ======================================================================
            Portfolio turnover .....................       29.38%          36.63%         37.74%         28.57%         39.00%
                                                       ======================================================================

+     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006         23

Notes to Financial Statements                      Master Small Cap Index Series

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision by the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for


24      MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006

Notes to Financial Statements (continued)          Master Small Cap Index Series

      delayed delivery of securities at a specific future date and at a specified price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .08%. This arrangement has a one-year term and is renewable. FAM reimbursed the Series for the amount of $92.

Merrill Lynch Trust Company ("MLTC"), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006         25

Notes to Financial Statements (concluded)          Master Small Cap Index Series

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. As of June 30, 2006, the Series lent securities with a value of $92,016 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of FAM. For the six months ended June 30, 2006, MLIM, LLC received $79,192 in securities lending agent fees.

In addition, MLPF&S received $208 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2006.

For the six months ended June 30, 2006, the Series reimbursed FAM $3,808 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLTC, ML & Co., MLIM, and/or MLIM, LLC.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction is expected to close at the end of the third quarter of 2006.

3. Investments:

Purchases and sales (including in-kind redemptions) of investments, excluding short-term securities, for the six months ended June 30, 2006 were $193,153,094 and $126,684,470, respectively.

4. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2006. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2006.


26      MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006

Disclosure of Investment Advisory Agreement

Activities and Composition of the Board of Directors/Trustees

All but one member of the Board of Directors of the Fund and the Board of Trustees of the Trust is an independent director/trustee whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a director/trustee of the Fund and the Trust and as a trustee or director of certain other funds advised by the Investment Adviser or its affiliates. The Chairman is an independent director/trustee. New director/trustee nominees are chosen by a Nominating Committee comprised entirely of independent directors/trustees. All independent directors/trustees also are members of each Board's Audit Committee, and the independent directors/trustees meet in executive session at each in-person Board meeting. Each Board and each Board's Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal Board meetings and some of which are informational meetings. Independent counsel to the independent directors/trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent directors'/trustees' request.

Investment Advisory Agreements -- Matters Considered by the Boards

Every year, each Board considers approval of the investment advisory agreement with respect to the Fund and the Trust (the "Investment Advisory Agreements"). The Boards assess the nature, scope and quality of the services provided to the Fund and the Trust by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Boards also receive and assess information regarding the services provided to the Fund and the Trust by certain unaffiliated service providers.

At various times throughout the year, each Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates. Among the matters considered are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Fund and/or the Trust, such as transfer agency fees and fees for marketing and distribution; (b) Fund/Trust operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's/Trust's investment objective, policies and restrictions, and the Fund's/Trust's compliance with its Code of Ethics and compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Each Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall services provided by the Investment Adviser to be of high quality. Each Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. Each Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, each Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.

Annual Consideration of Approval by the Boards

In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreements, each Board requests and receives materials specifically relating to the Investment Advisory Agreements. These materials include (a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and the investment performance of the Fund and the Trust as compared to a comparable group of funds as classified by Lipper; (b) sales and redemption data for the Fund; (c) a discussion by the Fund's/Trust's portfolio management team of investment strategies used by the Fund/Trust during its most recent fiscal year;
(d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreements and other relationships with the Fund and the Trust; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as retail insurance funds and collective investment trusts, under similar investment mandates. Each Board also considers other matters it deems important to the approval process, such as payments made to the Investment Adviser or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund/Trust portfolio holdings, the Fund's/Trust's portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Fund and the Trust. Neither Board identified any particular information as controlling, and each member of each Board attributed different weights to the various items considered.

Certain Specific Renewal Data

In connection with the most recent renewal of the Fund's and the Trust's Investment Advisory Agreements in June 2006,


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006         27
the independent directors'/trustees' and Boards' review included the following:

Services Provided by the Investment Adviser -- Each Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund and the Trust. Each Board focused primarily on the Investment Adviser's investment advisory services and the Fund's/Trust's investment performance. Each Board compared Fund/Trust performance -- both including and excluding the effects of the Fund's/Trust's fees and expenses -- to the performance of a comparable group of mutual funds and the performance of a relevant index or combination of indexes. While each Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, each Board attaches more importance to performance over relatively long periods of time, typically three to five years. For the periods ended February 28, 2006, the Boards noted that the Fund's/Trust's performance after fees and expenses ranked in the third quintile for each of the one- and three-year periods and in the fourth quintile for the five-year period. Considering these factors, each Board concluded that the nature and quality of the services provided and the Fund's/Trust's performance supported the continuation of the Investment Advisory Agreements.

The Investment Adviser's Personnel and Investment Process -- Each Board reviews at least annually the Fund's/Trust's investment objectives and strategies. Each Board discusses with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's quantitative index management team the strategies being used to achieve the stated objectives. Among other things, each Board considers the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also reviews the Investment Adviser's compensation policies and practices with respect to the Fund's/Trust's portfolio managers. Each Board also considered the experience of the Fund's/Trust's portfolio managers and noted that Ms. Debra Jelilian and Mr. Jeffrey Russo each has over 10 years of portfolio management experience. Moreover, the Investment Adviser and its investment staff have extensive experience in analyzing and managing the types of investments used by the Fund and the Trust. The Board concluded that each of the Fund and the Trust benefits from that expertise.

Management Fees and Other Expenses -- Each Board reviews the Fund's/Trust's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to the other funds in its Lipper category. It also compares the Fund's/Trust's total expenses to those of other comparable funds. Each Board considered the services provided to and the fees charged by the Investment Adviser to retail insurance funds and collective investment trusts with similar investment mandates. The Boards noted that while the Fund's/Trust's contractual and actual management fee rates were lower than the medians of contractual and actual management fees charged by comparable funds, as classified by Lipper, the Fund's/Trust's total expenses were slightly higher than the median total expenses for such comparable funds. Each Board concluded that the Fund's/Trust's management fee rate and overall expense ratio are reasonable when compared to those of other comparable funds.

Profitability -- Each Board considers the cost of the services provided to the Fund and the Trust by the Investment Adviser and the Investment Adviser's and its affiliates' profits relating to the management and distribution of the Fund and the Trust and the MLIM/FAM-advised funds. As part of its analysis, each Board reviewed the Investment Adviser's methodology in allocating its costs to the management of the Fund and the Trust and concluded that there was a reasonable basis for the allocation. Each Board concluded that the profits of the Investment Adviser and its affiliates are reasonable in relation to the nature and quality of services provided and given the level of fees and expenses overall.

Economies of Scale -- Each Board considered the extent to which economies of scale might be realized as the assets of the Fund and the Trust increase and whether there should be changes in the management fee rate or structure in order to enable the Fund and the Trust to participate in these economies of scale. While the Board concluded that it did not believe that the Fund's and the Trust's assets have reached a level where such economies are effectively available, the Boards noted that they will continue to monitor information relating to economies of scale. The Boards also considered the Investment Adviser's agreement to waive the Fund's advisory fee in the amount of the Fund's share of the investment advisory fee paid by the Trust so long as the Fund remains invested in the Trust. Each Board determined that the management fee structure was reasonable and that no changes were currently necessary.


28      MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006

Disclosure of Investment Advisory Agreement (concluded)

Conclusion

After the independent directors/trustees deliberated in executive session, the entire Board of each of the Fund and the Trust, including all of the independent directors/trustees, approved the renewal of the existing Investment Advisory Agreements, concluding that the advisory fees were reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.

Disclosure of New Investment Advisory Agreement

New BlackRock Investment Advisory Agreements -- Matters Considered by the Boards

Merrill Lynch Small Cap Index Fund (the "Fund"), a series of Merrill Lynch Index Funds, Inc. (the "Corporation"), is a "feeder" fund that invests all of its assets in the Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust (the "Trust"), which has the same investment objectives and strategies as the Fund. All investments are made at the Series level.

In connection with the Transaction between Merrill Lynch and BlackRock, the Board of Trustees of the Trust (the "trustees") considered a new investment advisory agreement between the Trust, on behalf of Series, and BlackRock Advisors, Inc. or its successor ("BlackRock Advisors"). If the Trust's New Investment Advisory Agreement is approved by shareholders, then that agreement will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

In addition, in connection with the Transaction, the Board of Directors of the Corporation (the "directors") considered a new investment advisory agreement (together with the new advisory agreement for the Trust, the "New Investment Advisory Agreements") between the Corporation on behalf of the Fund and BlackRock Advisors. If the Fund's New Investment Advisory Agreement is approved by shareholders, then that agreement will become effective upon the closing of the Transaction. Under a contractual arrangement between the Corporation on behalf of the Fund and BlackRock Advisors, however, no management/advisory fee will be charged to the Fund under the Fund's New Investment Advisory Agreement so long as the Fund remains invested in the Series.

Each Board discussed the New Investment Advisory Agreements at telephonic and in-person meetings held during April and May 2006. Each Board, including the independent directors/trustees, approved the New Investment Advisory Agreements on May 8, 2006.

To assist each Board in its consideration of the New Investment Advisory Agreements, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent directors/trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreements. The additional information was provided in advance of the May 2006 meeting. In addition, the independent directors/trustees consulted with their counsel and counsel for the Corporation and the Trust on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to each Board's deliberations.

At the Board meetings, each Board discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Fund and the Series. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from each Board. Each Board also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent directors/trustees also conferred separately and with their counsel about the


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006         29

Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent directors/trustees met in executive sessions with their counsel to consider the New Investment Advisory Agreements.

In connection with each Board's review of the New Investment Advisory Agreements, Merrill Lynch and/or BlackRock advised the Board about a variety of matters. The advice included the following, among other matters:

o that there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and Series and their shareholders by BlackRock Advisors, including compliance services;

o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

o that the Fund and the Series should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

o that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Boards before making any changes;

o that BlackRock and Merrill Lynch will enter into an agreement, for an initial three-year period and automatically renewable from year to year thereafter, in connection with the Transaction under which Merrill Lynch-affiliated broker-dealers will continue to offer the Fund as an investment product;

o that BlackRock Advisors will have substantially the same access to the Merrill Lynch sales force when distributing shares of the Fund as is currently provided to the Investment Adviser and that other arrangements between the Investment Adviser and Merrill Lynch sales channels will be preserved;

o that the Fund will have access to BlackRock's network of third party brokers, retirement plan platforms and registered investment advisers;

o that in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 Act (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Fund or Series shareholders.

Each Board considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

o the potential benefits to Fund and the Series shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

o the potential for expanding distribution of Fund shares through improved access to third party distribution;

o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

o     the compliance policies and procedures of BlackRock Advisors;

o the terms and conditions of the New Investment Advisory Agreements, including the fact that neither the schedule of the total advisory and administrative fees for the Fund nor the schedule of the total advisory fees of the Series will increase by virtue of either New Investment Advisory Agreement, but will remain the same;

o that each Board had earlier performed a full annual review of the investment advisory agreements currently in effect for the Series and Fund (the "Current Investment Advisory Agreements") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources and personnel necessary to provide the advisory and administrative services currently provided to the Fund and the Series; and that the advisory and/or management fees paid by the Series, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided,


30      MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006
      the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"]), and such other matters as the Board has considered relevant in the exercise of its reasonable judgment; and

o that Merrill Lynch agreed to pay all expenses of the Fund and the Series in connection with each Board's consideration of the New Investment Advisory Agreements and related agreements and all costs of shareholder approval of the New Investment Advisory Agreements and as a result neither the Fund nor the Series would bear any costs in obtaining shareholder approval of the New Investment Advisory Agreements.

Certain of these considerations are discussed in more detail below.

In its review of the New Investment Advisory Agreements, each Board assessed the nature, scope and quality of the services to be provided to the Fund and the Series by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the New Investment Advisory Agreements, each Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Fund and the Series; (b) operating expenses of the Fund and the Series paid to third parties; (c) the resources devoted to and compliance reports relating to the investment objectives, policies and restrictions of the Fund and the Series, and their compliance with their Codes of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

In the period prior to the Board meetings to consider approval or renewal of the Current Investment Advisory Agreements, each Board had requested and received materials specifically relating to the Current Investment Advisory Agreements. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Fund and the Series as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the portfolio management team for the Series on investment strategies used by the Series during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreements and other payments received by the Investment Adviser and its affiliates from the Fund and the Series; and (d) information provided by the Investment Adviser concerning services related to the valuation and pricing of portfolio holdings of the Series, allocation of brokerage fees, portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Fund and the Series.

In its deliberations, each Board considered information received in connection with its most recent approval of the Current Investment Advisory Agreements, in addition to information provided by BlackRock and BlackRock Advisors in connection with its evaluation of the terms and conditions of the New Investment Advisory Agreements. The directors/trustees did not identify any particular information that was all-important or controlling, and each director/trustee attributed different weights to the various factors. Each Board, including a majority of the independent directors/trustees, concluded that the terms of the New Investment Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund and the Series, and that the New Investment Advisory Agreements should be approved and recommended to shareholders.

Nature, Quality and Extent of Services Provided -- Each Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund and the Series, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. Each Board focused primarily on the Investment Adviser's investment advisory services and the investment performance of the Fund and the Series, but also considered certain areas in which both the Investment Adviser and the Fund/Series receive services as part of the Merrill Lynch complex. Each Board compared the performance of the Fund and the Series -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. While each Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006         31

Investment Advisory Agreements, each Board considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of BlackRock Advisors and how it would affect the Fund and the Series; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Fund and the Series.

Each Board was given information with respect to the potential benefits to the Fund and the Series and their shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

Each Board was advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Fund and the Series will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. Each Board was advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and was advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

Based on its review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, each Board determined that the nature and quality of services to be provided to the Fund and the Series under each New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement of the Series. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. Each Board noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, each Board concluded that, overall, it was satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to the Fund/Series under the New Investment Advisory Agreement of the Series.

Costs of Services Provided and Profitability -- It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement of the Series, each Board had received, among other things, a report from Lipper comparing the fees, expenses and performance of the Fund and the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. Each Board reviewed the contractual management fee rate and actual management fee rate of the Fund/Series as a percentage of total assets at common asset levels -- the actual rate includes advisory and the effects of any fee waivers and, for the Fund, administrative service fees -- compared to the other funds in its Lipper category. They also compared the total expenses of the Fund and the Series to those of other comparable funds. The information showed that the Fund and the Series had fees and expenses within the range of fees and expenses of comparable funds. Each Board considered the services to be provided by and the fees to be charged by BlackRock Advisors to other funds with similar investment mandates and noted that the fees charged by BlackRock Advisors in those cases, including fee waivers and expense reimbursements, were generally comparable to those for the Fund and the Series. Each Board concluded that the management fee and fee rate and overall expense ratio of the Fund and the Series are reasonable compared to those of other comparable funds.

In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreements, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction. Based on its review of the materials provided and the fact that each New Investment Advisory Agreement, as well as a new administrative agreement between the Corporation on behalf of the Fund and BlackRock Advisors as administrator, is substantially similar to its corresponding current agreement in all material respects, including the rate of compensation, each Board determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. Each Board noted that it was not possible to predict with certainty New BlackRock's future profitability from its relationship with the Fund and the Series.

Each Board discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Fund and


32      MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006
the Series. Each Board noted that it expects to receive profitability information from New BlackRock on at least an annual basis and thus be in a position to evaluate whether any adjustments in fees and/or fee breakpoints of the Fund or Series would be appropriate.

Fees and Economies of Scale -- Each Board considered the extent to which economies of scale might be realized as the assets of the Fund and the Series increase and whether there should be changes in the management fee rate or structure in order to enable the Fund and the Series to participate in these economies of scale. Each Board determined that changes were not currently necessary and that the Fund and the Series appropriately participated in these economies of scale.

In reviewing the Transaction, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreements and the new administrative agreement are substantially similar to the Current Investment Advisory Agreements and the current administrative agreement in all material respects, including the rates of compensation, each Board determined that as a result of the Transaction, neither the total advisory and administrative fees of the Fund nor the total advisory fees of the Series would be higher than the fees under the Current Investment Advisory Agreements and administrative agreement. Each Board noted that in conjunction with its most recent deliberations concerning the Current Investment Advisory Agreements, the Board had determined that the total fees for advisory and administrative services for the Fund and the total fees for advisory services for the Series were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Investment Advisory Agreement of the Series, each Board had received, among other things, a report from Lipper comparing the fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. Each Board concluded that, because the rate for advisory services for the Series and the rates for advisory and administrative services for the Fund would be no higher than current fee rates, the proposed management fee structures, including any fee waivers, were reasonable and that no additional changes were currently necessary.

Fall-Out Benefits -- In evaluating the fall-out benefits to be received by BlackRock Advisors under each New Investment Advisory Agreement, each Board considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreements. Based on its review of the materials provided, including materials received in connection with their most recent approval of each Current Investment Advisory Agreement, and its discussions with management of the Investment Adviser and BlackRock, each Board determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products and to obtain research services using portfolio transaction brokerage commissions. The Fund's Board also considered possible benefits stemming from the proposal that PFPC Financial Services, an affiliate of BlackRock, serve as transfer agent for the Fund following the Transaction. Each Board noted that any benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.

Investment Performance -- Each Board considered investment performance for the Fund and the Series. Each Board compared the performance of the Fund and the Series -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Series performance at various levels within the range of performance of comparable funds over different time periods. While each Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. Each Board believed the performance of the Fund and the Series was satisfactory. Also, each Board took into account the investment performance of funds currently advised by BlackRock Advisors. Each Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. Each Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Fund and the Series.

Conclusion -- After the independent directors of the Corporation, on behalf of the Fund, and trustees of the Trust, on behalf of the Series, deliberated in executive session, each entire Board, including the independent directors/trustees, approved the New Investment Advisory Agreements, concluding that the advisory fee rates were reasonable in


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006         33

Disclosure of New Investment Advisory Agreement (concluded)

relation to the services provided and that the New Investment Advisory Agreements were in the best interests of the shareholders. In approving the New Investment Advisory Agreements, each Board noted that it anticipated reviewing the continuance of the agreements in advance of the expiration of the initial two-year period.

Contingent BlackRock Subadvisory Agreements -- Matters Considered by the Boards

At the telephonic and in-person meetings held during April and May 2006 at which each Board discussed and approved the New Investment Advisory Agreements, the Board of Directors of Merrill Lynch Index Funds, Inc. on behalf of the Fund, including the independent directors, and the Board of Trustees of the Trust on behalf of the Series, including the independent trustees, also discussed and approved contingent subadvisory agreements (the "Contingent Subadvisory Agreements") between the Investment Adviser and BlackRock Advisors (the "BlackRock Subadviser"). The Contingent Subadvisory Agreements are intended to ensure that the Fund and the Series operate with efficient portfolio management services until the closing of the Transaction, in the event that the Boards deem it necessary and in the best interests of the Fund and its shareholders, or the Series and its shareholders, that the BlackRock Subadviser assist in managing the operations of the Fund or the Series during the interim period until the closing of the Transaction. If shareholders approve the Contingent Subadvisory Agreements, they will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Boards in the period up to the closing of the Transaction. The effectiveness of each Contingent Subadvisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to each Contingent Subadvisory Agreement, the BlackRock Subadviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Adviser. The Investment Adviser would pay the BlackRock Subadviser out of its own resources. There would be no increase in Fund or Series expenses as a result of either Contingent Subadvisory Agreement.

In making its approval at the May in-person meeting, each Board considered the Contingent Subadvisory Agreements in conjunction with the New Investment Advisory Agreements and reviewed the same information and factors discussed above. Each Board also considered in conjunction with the Contingent Subadvisory Agreements the necessity of ensuring that the Fund and the Series operate with effective management services until the closing of the Transaction. In reviewing the subadvisory fee rate provided in each Contingent Subadvisory Agreement, each Board took note of the fact that both the Investment Adviser and the BlackRock Subadviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of the operations and administration of the Fund/Series and the BlackRock Subadviser would provide advisory services to the Fund/Series under each Contingent Subadvisory Agreement. Each Board also took into account the expected short duration of the term of any Contingent Subadvisory Agreement and the fact that total advisory fees paid by the Fund and the Series would not increase as a result of either Contingent Subadvisory Agreement. Under all of the circumstances, each Board concluded that it was a reasonable allocation of fees for the BlackRock Subadviser to receive 50% of the advisory fee paid by the Fund or Series to the Investment Adviser.

After the independent directors/trustees deliberated in executive session, each entire Board, including the independent directors/trustees, approved each Contingent Subadvisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that the Contingent Subadvisory Agreement was in the best interests of shareholders.


34      MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006

Officers and Directors/Trustees

Robert C. Doll, Jr., President and Director/Trustee
Donald W. Burton, Director/Trustee
John Francis O'Brien, Director/Trustee
David H. Walsh, Director/Trustee
Fred G. Weiss, Director/Trustee
Donald C. Burke, Vice President and Treasurer
Debra L. Jelilian, Vice President and Co-Portfolio Manager
Jeffrey L. Russo, Vice President and Co-Portfolio Manager
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Merrill Lynch Trust Company, FSB
1300 Merrill Lynch Drive
3rd Floor -- MSC 0303
Pennington, NJ 08534

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Laurie Simon Hodrick resigned as a Director/Trustee of Merrill Lynch Index Funds, Inc. and Quantitative Master Series Trust effective May 1, 2006.
--------------------------------------------------------------------------------


        MERRILL LYNCH SMALL CAP INDEX FUND              JUNE 30, 2006         35

[LOGO] Merrill Lynch Investment Managers www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ 08543-9011

                                                                #Index 3 -- 6/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.6%                              14,100  24/7 Real Media, Inc. (a)                            $    123,798
                                                         11,935  Advo, Inc.                                                293,720
                                                         25,400  aQuantive, Inc. (a)                                       643,382
                                                         15,400  Catalina Marketing Corp.                                  438,284
                                                         10,900  inVentiv Health, Inc. (a)                                 313,702
                                                          6,500  Marchex, Inc. Class B (a)(e)                              106,795
                                                         15,900  Valassis Communications, Inc. (a)                         375,081
                                                         34,300  ValueClick, Inc. (a)                                      526,505
                                                                                                                      ------------
                                                                                                                         2,821,267
----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                                          5,800  ARGON ST, Inc. (a)                                        154,454
                                                         16,968  Curtiss-Wright Corp.                                      523,972
                                                          8,726  Heico Corp.                                               247,382
                                                          5,500  K&F Industries Holdings, Inc. (a)                          97,515
                                                          5,900  Ladish Co., Inc. (a)                                      221,073
                                                          3,400  MTC Technologies, Inc. (a)                                 80,342
                                                         12,213  Moog, Inc. Class A (a)                                    417,929
                                                         18,335  Orbital Sciences Corp. (a)                                295,927
                                                         10,934  Teledyne Technologies, Inc. (a)                           358,198
                                                          2,200  TransDigm Group, Inc. (a)                                  52,690
                                                          4,000  United Industrial Corp.                                   181,000
                                                                                                                      ------------
                                                                                                                         2,630,482
----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.2%                    1,300  Alico, Inc.                                                71,643
                                                          5,200  The Andersons, Inc.                                       216,372
                                                         13,128  Delta & Pine Land Co.                                     385,963
                                                         20,600  Gold Kist, Inc. (a)                                       275,422
                                                                                                                      ------------
                                                                                                                           949,400
----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 1.0%                                     12,168  AAR Corp. (a)                                             270,495
                                                         17,300  ABX Air, Inc. (a)                                         104,492
                                                         29,720  AirTran Holdings, Inc. (a)                                441,639
                                                         13,199  Alaska Air Group, Inc. (a)                                520,305
                                                          8,200  Atlas Air Worldwide Holdings, Inc. (a)                    402,128
                                                         11,100  Aviall, Inc. (a)                                          527,472
                                                          7,785  Bristow Group, Inc. (a)                                   280,260
                                                         10,295  EGL, Inc. (a)                                             516,809
                                                         13,000  ExpressJet Holdings, Inc. (a)                              89,830
                                                         16,555  Frontier Airlines Holdings, Inc. (a)(e)                   119,362
                                                         65,800  JetBlue Airways Corp. (a)                                 798,812
                                                            100  MAIR Holdings, Inc. (a)                                       621
                                                         11,956  Mesa Air Group, Inc. (a)                                  117,767
                                                          3,700  PHI, Inc. (a)                                             122,840
                                                          9,300  Republic Airways Holdings, Inc. (a)                       158,286
                                                         21,600  Skywest, Inc.                                             535,680
                                                                                                                      ------------
                                                                                                                         5,006,798
----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                                          10,200  Aleris International, Inc. (a)                            467,670
                                                          8,602  Century Aluminum Co. (a)                                  307,005
                                                                                                                      ------------
                                                                                                                           774,675
----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.2%                           7,243  Aftermarket Technology Corp. (a)                          179,989
                                                          5,550  Commercial Vehicle Group, Inc. (a)                        114,774
                                                          6,800  Keystone Automotive Industries, Inc. (a)                  287,096
                                                         10,699  Superior Industries International, Inc. (e)               195,685
                                                                                                                      ------------
                                                                                                                           777,544
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.4%                    16,600  American Axle & Manufacturing Holdings, Inc.         $    284,026
                                                         22,300  ArvinMeritor, Inc.                                        383,337
                                                         10,400  IMPCO Technologies, Inc. (a)                              110,968
                                                         23,100  Lear Corp.                                                513,051
                                                          3,800  Noble International Ltd.                                   54,416
                                                         14,400  Quantum Fuel Systems Technologies
                                                                 Worldwide, Inc. (a)(e)                                     48,960
                                                          2,173  Sauer-Danfoss, Inc.                                        55,238
                                                         15,100  Tenneco, Inc. (a)                                         392,600
                                                         42,600  Visteon Corp. (a)                                         307,146
                                                                                                                      ------------
                                                                                                                         2,149,742
----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.2%                               4,500  Accuride Corp. (a)                                         56,115
                                                          2,000  Miller Industries, Inc. (a)                                41,400
                                                         13,594  Modine Manufacturing Co.                                  317,556
                                                         20,700  Navistar International Corp. (a)                          509,427
                                                         11,545  Wabash National Corp.                                     177,331
                                                                                                                      ------------
                                                                                                                         1,101,829
----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                              12,100  Signature Bank (a)                                        391,798
----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 6.5%                       3,440  1st Source Corp.                                          116,375
                                                          6,021  Alabama National Bancorp.                                 410,331
                                                          8,218  Amcore Financial, Inc.                                    240,870
                                                          6,150  AmericanWest Bancorp                                      139,297
                                                          3,900  Ameris Bancorp                                             90,246
                                                          2,604  Arrow Financial Corp.                                      71,428
                                                          2,290  Bancfirst Corp.                                           102,477
                                                          2,715  The Bancorp, Inc. (a)                                      67,902
                                                          1,300  BancTrust Financial Group, Inc.                            30,511
                                                          3,986  Bank of Granite Corp.                                      83,028
                                                          3,500  Bank of the Ozarks, Inc.                                  116,550
                                                          7,400  BankFinancial Corp.                                       128,020
                                                          3,113  Banner Corp.                                              119,975
                                                         14,233  Boston Private Financial Holdings, Inc.                   397,101
                                                         18,150  CVB Financial Corp.                                       284,229
                                                          5,729  Cadence Financial Corp.                                   127,585
                                                          1,500  Camden National Corp.                                      59,850
                                                          3,021  Capital City Bank Group, Inc.                              91,234
                                                          2,900  Capital Corp. of the West                                  92,800
                                                          3,400  Capitol Bancorp Ltd.                                      132,430
                                                          8,100  Cardinal Financial Corp.                                   94,122
                                                          6,100  Cascade Bancorp                                           172,813
                                                         19,644  Cathay General Bancorp                                    714,649
                                                         18,200  Centennial Bank Holdings, Inc. (a)                        188,188
                                                          6,500  Center Financial Corp.                                    153,660
                                                            900  Centerstate Banks of Florida, Inc.                         18,450
                                                         12,048  Central Pacific Financial Corp.                           466,258
                                                          7,748  Chemical Financial Corp.                                  237,089
                                                         14,582  Chittenden Corp.                                          376,945
                                                         15,600  Citizens Banking Corp.                                    380,796
                                                          6,693  City Holding Co.                                          241,885
                                                          2,199  CityBank                                                  102,847
                                                          1,700  Clifton Savings Bancorp, Inc.                              18,411
                                                          4,526  CoBiz, Inc.                                               101,926
                                                          1,700  Columbia Bancorp                                           42,619
                                                          6,341  Columbia Banking System, Inc.                             237,027

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          2,100  Community Bancorp (a)                                $     65,268
                                                          2,900  Community Bancorp Inc.                                    122,699
                                                         13,100  Community Bank System, Inc.                               264,227
                                                          7,299  Community Banks, Inc.                                     189,774
                                                          4,723  Community Trust Bancorp, Inc.                             164,974
                                                         15,704  Corus Bankshares, Inc.                                    411,131
                                                         30,000  Doral Financial Corp.                                     192,300
                                                          1,100  Enterprise Financial Services Corp.                        27,995
                                                          1,800  FNB Corporation                                            66,600
                                                          1,685  Farmers Capital Bank Corp.                                 53,971
                                                         23,400  First BanCorp/PR                                          217,620
                                                          2,836  First Bancorp/NC                                           59,556
                                                          3,814  First Busey Corp.                                          78,073
                                                         12,923  First Charter Corp.                                       317,001
                                                         23,540  First Commonwealth Financial Corp.                        298,958
                                                          7,600  First Community Bancorp, Inc.                             449,008
                                                          2,994  First Community Bancshares, Inc.                           98,772
                                                         10,787  First Financial Bancorp                                   160,834
                                                          5,853  First Financial Bankshares, Inc.                          213,869
                                                          4,444  First Financial Corp.                                     133,364
                                                          6,146  First Merchants Corp.                                     149,409
                                                         18,900  First Midwest Bancorp, Inc.                               700,812
                                                          1,050  First Oak Brook Bancshares, Inc.                           38,850
                                                            900  First Regional Bancorp (a)                                 79,200
                                                          1,200  First South Bancorp, Inc.                                  41,076
                                                          8,300  First State Bancorp.                                      197,374
                                                         31,100  FirstMerit Corp.                                          651,234
                                                          2,700  Flag Financial Corp.                                       52,515
                                                         10,900  Franklin Bank Corp. (a)                                   220,071
                                                         10,811  Frontier Financial Corp.                                  367,466
                                                          2,200  GB&T Bancshares, Inc.                                      47,872
                                                          9,643  Glacier Bancorp, Inc.                                     282,251
                                                         19,400  Greater Bay Bancorp                                       557,750
                                                          2,900  Greene County Bancshares, Inc.                             89,784
                                                         10,454  Hancock Holding Co.                                       585,424
                                                         16,904  Hanmi Financial Corp.                                     328,614
                                                          9,178  Harleysville National Corp.                               194,665
                                                          3,100  Heartland Financial USA, Inc.                              82,615
                                                          3,900  Heritage Commerce Corp.                                    96,681
                                                             18  Huntington Bancshares, Inc.                                   424
                                                          4,845  Independent Bank Corp./MA                                 157,317
                                                          9,605  Independent Bank Corp./MI                                 252,611
                                                          5,874  Integra Bank Corp.                                        127,759
                                                          4,600  Interchange Financial Services Corp.                      103,500
                                                         15,100  International Bancshares Corp.                            414,948
                                                          3,000  Intervest Bancshares Corp. (a)                            121,500
                                                         16,200  Investors Bancorp, Inc. (a)                               219,510
                                                          8,048  Irwin Financial Corp.                                     156,051
                                                          3,997  Lakeland Bancorp, Inc.                                     62,633
                                                          3,800  Lakeland Financial Corp.                                   92,302
                                                          7,650  MB Financial, Inc.                                        270,504
                                                          3,277  MBT Financial Corp.                                        52,432
                                                          4,532  Macatawa Bank Corp.                                       105,992
                                                          5,066  MainSource Financial Group, Inc.                           88,300

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          4,130  Mercantile Bank Corp.                                $    164,581
                                                              1  Mercantile Bankshares Corp.                                    36
                                                            200  MetroCorp Bancshares, Inc.                                  5,856
                                                          7,450  Mid-State Bancshares                                      208,600
                                                          8,280  Midwest Banc Holdings, Inc.                               184,230
                                                         10,213  NBT Bancorp, Inc.                                         237,248
                                                         10,200  Nara Bancorp, Inc.                                        191,250
                                                         13,777  National Penn Bancshares, Inc.                            273,611
                                                          1,155  Northern Empire Bancshares (a)                             27,720
                                                         22,395  Old National Bancorp                                      447,228
                                                          6,376  Old Second Bancorp, Inc.                                  197,656
                                                          2,741  Omega Financial Corp.                                      85,821
                                                          7,018  Oriental Financial Group                                   89,550
                                                         15,662  Pacific Capital Bancorp                                   487,401
                                                          3,915  Park National Corp.                                       386,841
                                                          3,910  Peoples Bancorp, Inc.                                     116,674
                                                          4,100  Pinnacle Financial Partners, Inc. (a)                     124,763
                                                          7,300  Piper Jaffray Cos. (a)                                    446,833
                                                          6,350  Placer Sierra Bancshares                                  147,257
                                                          2,500  Preferred Bank                                            134,025
                                                          2,480  Premierwest Bancorp                                        35,191
                                                          7,496  PrivateBancorp, Inc.                                      310,409
                                                         10,500  Prosperity Bancshares, Inc.                               345,345
                                                         13,024  Provident Bankshares Corp.                                473,943
                                                          9,311  R-G Financial Corp. Class B                                79,981
                                                          2,332  Renasant Corp.                                             94,096
                                                         30,959  Republic Bancorp, Inc.                                    383,582
                                                          2,633  Republic Bancorp, Inc. Class A                             54,240
                                                          1,270  Royal Bancshares of Pennsylvania Class A                   30,836
                                                         10,663  S&T Bancorp, Inc.                                         354,331
                                                          2,346  SCBT Financial Corp.                                       83,635
                                                         13,600  SVB Financial Group (a)                                   618,256
                                                          2,730  SY Bancorp, Inc.                                           75,020
                                                          4,614  Sandy Spring Bancorp, Inc.                                166,381
                                                          1,403  Santander BanCorp                                          34,542
                                                          4,258  Seacoast Banking Corp. of Florida                         113,391
                                                          2,800  Security Bank Corp.                                        62,356
                                                          1,300  Shore Bancshares, Inc.                                     35,269
                                                            300  Sierra Bancorp                                              7,866
                                                          4,100  Simmons First National Corp. Class A                      118,941
                                                          1,000  Smithtown Bancorp, Inc.                                    24,160
                                                          6,023  Southside Bancshares, Inc.                                134,433
                                                          7,100  Southwest Bancorp, Inc.                                   181,050
                                                          2,400  State National Bancshares, Inc.                            91,464
                                                         18,876  Sterling Bancshares, Inc.                                 353,925
                                                          8,502  Sterling Financial Corp.                                  186,194
                                                          3,400  Suffolk Bancorp                                           111,350
                                                          1,500  Summit Bancshares, Inc.                                    31,815
                                                          5,029  Sun Bancorp, Inc. (a)                                      81,671
                                                          1,700  Superior Bancorp (a)                                       18,700
                                                         18,616  Susquehanna Bancshares, Inc.                              444,922
                                                            900  Taylor Capital Group, Inc.                                 36,729
                                                         10,461  Texas Capital Bancshares, Inc. (a)                        243,741
                                                         17,113  Texas Regional Bancshares, Inc. Class A                   648,925

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          2,840  Tompkins Trustco, Inc.                               $    122,120
                                                          3,600  Trico Bancshares                                           98,568
                                                         31,061  TrustCo Bank Corp. NY                                     342,292
                                                         15,527  Trustmark Corp.                                           480,871
                                                         36,200  UCBH Holdings, Inc.                                       598,748
                                                          9,652  UMB Financial Corp.                                       321,798
                                                          3,496  USB Holding Co., Inc.                                      78,660
                                                         21,680  Umpqua Holdings Corp.                                     556,092
                                                          2,900  Union Bankshares Corp.                                    125,106
                                                         14,500  United Bankshares, Inc.                                   531,135
                                                         10,200  United Community Banks, Inc.                              310,488
                                                            500  United Security Bancshares                                 10,695
                                                          2,650  Univest Corp. of Pennsylvania                              73,193
                                                          5,200  Vineyard National Bancorp                                 139,880
                                                          7,568  Virginia Commerce Bancorp (a)                             180,875
                                                          2,200  Virginia Financial Group, Inc.                             92,884
                                                          4,000  Washington Trust Bancorp, Inc.                            110,880
                                                          8,363  WesBanco, Inc.                                            259,169
                                                          5,290  West Bancorp., Inc.                                        98,764
                                                          4,900  West Coast Bancorp                                        144,403
                                                         12,083  Westamerica Bancorp.                                      591,705
                                                          3,200  Western Alliance Bancorp (a)                              111,296
                                                          8,200  Wilshire Bancorp, Inc.                                    147,764
                                                          9,500  Wintrust Financial Corp.                                  483,075
                                                          3,400  Yardville National Bancorp                                121,482
                                                                                                                      ------------
                                                                                                                        33,181,178
----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.1%                       5,000  Boston Beer Co., Inc. Class A (a)                         146,450
                                                          1,187  Coca-Cola Bottling Co. Consolidated                        60,264
                                                          1,610  Farmer Bros. Co.                                           34,905
                                                            800  Green Mountain Coffee Roasters, Inc. (a)                   32,136
                                                         11,200  Jones Soda Co. (a)                                        100,800
                                                          2,690  National Beverage Corp.                                    38,602
                                                          5,900  Peet's Coffee & Tea, Inc. (a)                             178,121
                                                                                                                      ------------
                                                                                                                           591,278
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production - 2.4%               11,700  ADVENTRX Pharmaceuticals, Inc. (a)                         37,089
                                                         11,700  AVI BioPharma, Inc. (a)                                    43,875
                                                          8,100  Acadia Pharmaceuticals, Inc. (a)                           68,364
                                                          3,800  Advanced Magnetics, Inc. (a)                              114,836
                                                          8,487  Albany Molecular Research, Inc. (a)                        90,641
                                                         12,080  Alexion Pharmaceuticals, Inc. (a)                         436,330
                                                          9,700  Alnylam Pharmaceuticals, Inc. (a)                         146,276
                                                          1,000  Altus Pharmaceuticals, Inc. (a)                            18,450
                                                         11,300  American Oriental Bioengineering, Inc. (a)                 62,489
                                                         23,900  Applera Corp. - Celera Genomics Group (a)                 309,505
                                                         14,200  Arena Pharmaceuticals, Inc. (a)                           164,436
                                                         20,719  Ariad Pharmaceuticals, Inc. (a)                            93,443
                                                         17,700  Array Biopharma, Inc. (a)                                 152,220
                                                         10,320  Arthrocare Corp. (a)                                      433,543
                                                         18,000  Bioenvision, Inc. (a)                                      95,940
                                                         21,924  Cell Genesys, Inc. (a)(e)                                 110,058
                                                          3,900  Coley Pharmaceutical Group, Inc. (a)                       45,045
                                                          5,900  Combinatorx, Inc. (a)                                      51,861
                                                          3,600  Cotherix, Inc. (a)                                         30,996
                                                         20,467  Cubist Pharmaceuticals, Inc. (a)                          515,359

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         11,600  Cypress Bioscience, Inc. (a)                         $     71,224
                                                          5,200  Cytokinetics, Inc. (a)                                     32,708
                                                          7,124  Digene Corp. (a)                                          275,984
                                                          7,778  Diversa Corp. (a)                                          75,135
                                                         18,500  deCODE genetics, Inc. (a)                                 114,515
                                                         24,696  Encysive Pharmaceuticals, Inc. (a)                        171,143
                                                         19,500  Enzon Pharmaceuticals, Inc. (a)                           147,030
                                                         26,418  Exelixis, Inc. (a)                                        265,501
                                                          8,700  Genitope Corp. (a)                                         54,984
                                                          4,100  Genomic Health, Inc. (a)                                   48,257
                                                         32,400  Genta, Inc. (a)                                            53,136
                                                         22,029  Geron Corp. (a)(e)                                        152,000
                                                          7,400  Hana Biosciences, Inc. (a)                                 67,118
                                                         49,000  Human Genome Sciences, Inc. (a)                           524,300
                                                         24,600  ICOS Corp. (a)                                            540,954
                                                          5,700  Idenix Pharmaceuticals Inc. (a)                            53,580
                                                         32,124  Incyte Corp. (a)                                          147,770
                                                          7,600  Integra LifeSciences Holdings Corp. (a)                   294,956
                                                         11,414  InterMune, Inc. (a)(e)                                    187,760
                                                          5,200  Kendle International, Inc. (a)                            190,996
                                                          5,500  Kensey Nash Corp. (a)                                     162,250
                                                         13,000  Keryx Biopharmaceuticals, Inc. (a)                        184,600
                                                         19,605  Lexicon Genetics, Inc. (a)                                 86,066
                                                          7,450  MannKind Corp. (a)(e)                                     158,760
                                                         12,200  Martek Biosciences Corp. (a)(e)                           353,190
                                                          6,301  Maxygen, Inc. (a)                                          47,131
                                                          4,200  Metabasis Therapeutics, Inc. (a)                           32,046
                                                          5,500  Momenta Pharmaceuticals Inc. (a)                           69,905
                                                         61,100  Monogram Biosciences, Inc. (a)                            120,978
                                                         14,200  Myogen, Inc. (a)                                          411,800
                                                         12,300  Myriad Genetics, Inc. (a)                                 310,575
                                                         21,723  NPS Pharmaceuticals, Inc. (a)                             106,008
                                                         20,054  Nabi Biopharmaceuticals (a)(e)                            115,110
                                                          9,500  Nastech Pharmaceutical Co., Inc. (a)                      150,100
                                                         16,000  Neurocrine Biosciences, Inc. (a)                          169,600
                                                         12,100  Northfield Laboratories, Inc. (a)(e)                      119,669
                                                         17,000  Nuvelo, Inc. (a)                                          283,050
                                                         21,600  OSI Pharmaceuticals, Inc. (a)                             711,936
                                                          6,000  PRA International Inc. (a)                                133,620
                                                         13,500  Panacos Pharmaceuticals, Inc. (a)                          74,520
                                                         79,000  Peregrine Pharmaceuticals, Inc. (a)                       125,610
                                                          9,200  Progenics Pharmaceuticals, Inc. (a)                       221,352
                                                          8,270  Rigel Pharmaceuticals, Inc. (a)                            80,467
                                                         13,900  Sangamo Biosciences, Inc. (a)                              82,010
                                                         20,600  Savient Pharmaceuticals, Inc. (a)                         108,150
                                                         13,172  Serologicals Corp. (a)                                    414,128
                                                          9,800  Sirna Therapeutics, Inc. (a)                               55,860
                                                          5,400  Solexa, Inc. (a)                                           45,900
                                                          8,145  Tanox, Inc. (a)                                           112,645
                                                         18,732  Telik, Inc. (a)                                           309,078
                                                          5,938  Trimeris, Inc. (a)                                         68,228
                                                         21,800  Viropharma, Inc. (a)                                      187,916
                                                         12,300  Zymogenetics, Inc. (a)                                    233,331
                                                                                                                      ------------
                                                                                                                        12,335,396
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.6%                                 2,700  Ameron International Corp.                           $    180,954
                                                          2,900  BlueLinx Holdings, Inc.                                    37,787
                                                         11,500  Building Material Holding Corp. (e)                       320,505
                                                          6,312  LSI Industries, Inc.                                      107,241
                                                          8,068  NCI Building Systems, Inc. (a)                            428,976
                                                         14,432  Simpson Manufacturing Co., Inc.                           520,274
                                                          9,045  Texas Industries, Inc.                                    480,290
                                                          4,409  Trex Co., Inc. (a)(e)                                     114,149
                                                         10,665  Watsco, Inc.                                              637,980
                                                          5,900  Zoltek Cos., Inc. (a)(e)                                  176,351
                                                                                                                      ------------
                                                                                                                         3,004,507
----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                                  15,100  US Concrete, Inc. (a)                                     166,855
----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%                       1,700  Aaon, Inc.                                                 43,622
                                                          7,900  Interline Brands, Inc. (a)                                184,702
                                                         25,850  Jacuzzi Brands, Inc. (a)                                  227,480
                                                                                                                      ------------
                                                                                                                           455,804
----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.2%                            4,000  Builders FirstSource, Inc. (a)                             81,440
                                                         11,600  Comfort Systems USA, Inc.                                 165,764
                                                          5,200  Drew Industries, Inc. (a)                                 168,480
                                                          5,700  Goodman Global, Inc. (a)                                   86,526
                                                         10,347  Griffon Corp. (a)                                         270,057
                                                                                                                      ------------
                                                                                                                           772,267
----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%                     17,450  Beacon Roofing Supply, Inc. (a)                           384,074
                                                          8,851  ElkCorp                                                   245,792
                                                                                                                      ------------
                                                                                                                           629,866
----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                        163,900  Charter Communications, Inc. Class A (a)(e)               185,207
                                                          5,198  Crown Media Holdings, Inc. Class A (a)                     21,416
                                                         31,394  TiVo, Inc. (a)(e)                                         224,467
                                                                                                                      ------------
                                                                                                                           431,090
----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.7%                                 8,600  Ameristar Casinos, Inc.                                   167,270
                                                         12,091  Aztar Corp. (a)                                           628,248
                                                         16,500  Bally Technologies, Inc. (a)                              271,755
                                                          3,800  Century Casinos, Inc. (a)                                  40,698
                                                          1,732  Churchill Downs, Inc.                                      64,863
                                                          7,105  Dover Downs Gaming & Entertainment, Inc.                  139,542
                                                          7,075  Isle of Capri Casinos, Inc. (a)                           181,474
                                                          5,800  Lakes Entertainment, Inc. (a)                              70,122
                                                          9,900  MTR Gaming Group, Inc. (a)                                 92,862
                                                         13,374  Magna Entertainment Corp. Class A (a)                      70,347
                                                          2,700  Monarch Casino & Resort, Inc. (a)                          75,924
                                                         12,100  Multimedia Games, Inc. (a)                                122,573
                                                         16,864  Pinnacle Entertainment, Inc. (a)                          516,882
                                                         15,400  Progressive Gaming International Corp. (a)                120,120
                                                          2,100  Riviera Holdings Corp. (a)                                 43,470
                                                         13,400  Shuffle Master, Inc. (a)(e)                               439,252
                                                         12,100  Trump Entertainment Resorts, Inc. (a)                     243,815
                                                          8,212  WMS Industries, Inc. (a)                                  224,927
                                                                                                                      ------------
                                                                                                                         3,514,144
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                          4,233  American Vanguard Corp.                                    65,527
                                                          7,756  Arch Chemicals, Inc.                                      279,604
                                                          2,200  Balchem Corp.                                              49,500
                                                         16,500  CF Industries Holdings, Inc.                              235,290
                                                         10,100  Cabot Microelectronics Corp. (a)                          306,131
                                                         14,001  Calgon Carbon Corp.                                        85,266

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          8,485  Cambrex Corp.                                        $    176,743
                                                          6,600  China BAK Battery, Inc. (a)                                56,166
                                                         14,764  Energy Conversion Devices, Inc. (a)(e)                    537,853
                                                         14,100  EnerSys (a)                                               294,690
                                                         13,737  Georgia Gulf Corp.                                        343,700
                                                         37,900  Hercules, Inc. (a)                                        578,354
                                                          3,800  Innospec, Inc.                                             96,596
                                                          8,367  MacDermid, Inc.                                           240,970
                                                          5,941  Medis Technologies Ltd. (a)(e)                            120,483
                                                          2,534  NL Industries, Inc.                                        27,241
                                                          5,700  NewMarket Corp.                                           279,642
                                                          7,265  Nuco2, Inc. (a)                                           174,651
                                                          9,800  OM Group, Inc. (a)                                        302,330
                                                          9,400  Omnova Solutions, Inc. (a)                                 53,392
                                                          3,900  Pioneer Cos., Inc. (a)                                    106,392
                                                         30,867  PolyOne Corp. (a)                                         271,012
                                                         10,400  Rockwood Holdings, Inc. (a)                               239,304
                                                         12,006  Schulman A, Inc.                                          274,817
                                                          9,600  Senomyx, Inc. (a)                                         138,528
                                                          3,755  Stepan Co.                                                118,583
                                                          9,400  Tronox, Inc. Class A                                      122,012
                                                          7,500  Tronox, Inc. Class B                                       98,775
                                                         15,900  UAP Holding Corp.                                         346,779
                                                         22,600  WR Grace & Co. (a)                                        264,420
                                                                                                                      ------------
                                                                                                                         6,284,751
----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.2%                                              16,700  Alpha Natural Resources, Inc. (a)                         327,654
                                                         36,600  International Coal Group, Inc. (a)                        263,154
                                                          6,600  James River Coal Co. (a)                                  174,834
                                                          1,100  Westmoreland Coal Co. (a)                                  26,092
                                                                                                                      ------------
                                                                                                                           791,734
----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%                   11,858  Arbitron, Inc.                                            454,517
                                                        143,100  CMGI, Inc. (a)                                            173,151
                                                         11,161  infoUSA, Inc.                                             115,070
                                                          6,200  LECG Corp. (a)                                            114,514
                                                         11,174  ProQuest Co. (a)                                          137,328
                                                          7,153  Sourcecorp (a)                                            177,323
                                                                                                                      ------------
                                                                                                                         1,171,903
----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                            20,200  Entravision Communications Corp. Class A (a)              173,114
                                                         81,000  Gemstar-TV Guide International, Inc. (a)                  285,120
                                                                                                                      ------------
                                                                                                                           458,234
----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.5%                        145,600  3Com Corp. (a)                                            745,472
                                                         26,100  Adtran, Inc.                                              585,423
                                                          8,022  Anaren, Inc. (a)                                          164,371
                                                         10,972  Anixter International, Inc.                               520,731
                                                         17,000  Atheros Communications Inc. (a)                           322,320
                                                         43,900  Avanex Corp. (a)                                           77,264
                                                         18,500  Avocent Corp. (a)                                         485,625
                                                          3,059  Bel Fuse, Inc.                                            100,366
                                                          7,388  Black Box Corp.                                           283,182
                                                         24,550  Broadwing Corp. (a)                                       254,092
                                                        100,600  Brocade Communications Systems, Inc. (a)                  617,684
                                                            300  CPI International, Inc. (a)                                 4,350
                                                         18,700  CSG Systems International Inc. (a)                        462,638
                                                          4,300  Carrier Access Corp. (a)                                   35,561

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          7,500  Cbeyond Communications, Inc. (a)                     $    163,575
                                                          4,500  Cogent Communications Group, Inc. (a)                      42,165
                                                         19,188  CommScope, Inc. (a)                                       602,887
                                                          7,600  Comtech Group, Inc. (a)                                    84,588
                                                          9,125  Comtech Telecommunications Corp. (a)                      267,089
                                                              8  CycleLogic, Inc. (a)                                            0
                                                          7,700  Digi International, Inc. (a)                               96,481
                                                         15,000  Ditech Networks, Inc. (a)                                 130,800
                                                          3,400  EMS Technologies, Inc. (a)                                 61,098
                                                         10,313  Echelon Corp. (a)                                          77,244
                                                         49,700  Extreme Networks Inc. (a)                                 206,752
                                                         72,300  Finisar Corp. (a)                                         236,421
                                                         48,400  Foundry Networks, Inc. (a)                                515,944
                                                         24,696  Harmonic, Inc. (a)                                        110,638
                                                          5,900  ID Systems, Inc. (a)                                      104,607
                                                         12,400  InPhonic, Inc. (a)(e)                                      78,120
                                                          8,277  Inter-Tel, Inc.                                           174,314
                                                         18,200  InterVoice, Inc. (a)                                      129,584
                                                         12,129  Ixia (a)                                                  109,161
                                                         18,800  j2 Global Communications, Inc. (a)(e)                     586,936
                                                          2,700  Loral Space & Communications Ltd. (a)                      76,572
                                                         13,000  Netgear, Inc. (a)                                         281,450
                                                         13,200  Novatel Wireless, Inc. (a)                                137,016
                                                          7,502  Oplink Communications, Inc. (a)                           137,362
                                                          4,183  Optical Communication Products, Inc. (a)                    8,408
                                                         18,300  Redback Networks, Inc. (a)                                335,622
                                                         14,838  Secure Computing Corp. (a)                                127,607
                                                         11,100  Sirenza Microdevices, Inc. (a)                            134,754
                                                         83,300  Sonus Networks, Inc. (a)                                  412,335
                                                          7,410  Standard Microsystems Corp. (a)                           161,760
                                                         28,200  Stratex Networks, Inc. (a)                                 95,598
                                                         61,500  Sycamore Networks, Inc. (a)                               249,690
                                                          6,300  Syniverse Holdings, Inc. (a)                               92,610
                                                         70,400  TIBCO Software, Inc. (a)                                  496,320
                                                         12,920  Talx Corp.                                                282,560
                                                         23,500  Tekelec (a)                                               290,225
                                                          8,930  Terremark Worldwide, Inc. (a)                              32,148
                                                          2,540  Ulticom, Inc. (a)                                          26,594
                                                         38,200  UTstarcom, Inc. (a)(e)                                    297,578
                                                          7,001  Viasat, Inc. (a)                                          179,786
                                                         16,000  Vonage Holdings Corp. (a)                                 137,440
                                                         14,031  WebEx Communications, Inc. (a)                            498,662
                                                         25,275  Zhone Technologies, Inc. (a)(e)                            51,308
                                                                                                                      ------------
                                                                                                                        12,980,888
----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software &                             17,400  @Road Inc. (a)                                             96,048
Systems - 4.3%                                            2,300  Access Integrated Technologies, Inc. (a)                   22,563
                                                         14,400  Actuate Corp. (a)                                          58,176
                                                         19,202  Agile Software Corp. (a)                                  121,741
                                                         10,000  Altiris, Inc. (a)                                         180,400
                                                          8,100  American Reprographics Co. (a)                            293,625
                                                          7,500  Ansoft Corp. (a)                                          153,600
                                                         12,632  Ansys, Inc. (a)                                           604,062
                                                         25,180  Ariba, Inc. (a)                                           207,231
                                                         31,400  Art Technology Group, Inc. (a)                             93,572

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         18,208  Aspen Technology, Inc. (a)                           $    238,889
                                                          8,200  Audible, Inc. (a)(e)                                       74,538
                                                         60,700  BearingPoint, Inc. (a)                                    508,059
                                                         13,626  Blackbaud, Inc.                                           309,310
                                                         11,200  Blackboard, Inc. (a)                                      324,352
                                                          6,800  Blue Coat Systems, Inc. (a)                               114,648
                                                         25,867  Borland Software Corp. (a)                                136,578
                                                         10,700  Bottomline Technologies, Inc. (a)                          87,098
                                                         10,300  CACI International, Inc. Class A (a)                      600,799
                                                          7,700  COMSYS IT Partners, Inc. (a)                              116,424
                                                         20,600  Chordiant Software, Inc. (a)                               62,418
                                                         18,202  Ciber, Inc. (a)                                           119,951
                                                          3,400  Click Commerce, Inc. (a)(e)                                67,082
                                                         13,500  Concur Technologies, Inc. (a)                             208,845
                                                          2,000  Constellation 3D, Inc. (a)                                      0
                                                          6,500  Convera Corp. (a)                                          43,680
                                                          9,300  Covansys Corp. (a)                                        116,901
                                                          2,100  DealerTrack Holdings, Inc. (a)                             46,431
                                                         12,364  Dendrite International, Inc. (a)                          114,243
                                                         13,200  Digital River, Inc. (a)                                   533,148
                                                         35,007  Digitas, Inc. (a)                                         406,781
                                                          7,845  EPIQ Systems, Inc. (a)                                    130,541
                                                         22,539  Electronics for Imaging Inc. (a)                          470,614
                                                          9,200  Emageon, Inc. (a)                                         134,228
                                                         19,300  Epicor Software Corp. (a)                                 203,229
                                                         10,700  Equinix, Inc. (a)                                         587,002
                                                          5,900  eCollege.com, Inc. (a)                                    124,726
                                                         18,979  Gartner, Inc. Class A (a)                                 269,502
                                                         19,700  Hyperion Solutions Corp. (a)                              543,720
                                                          8,900  Infocrossing, Inc. (a)(e)                                 102,795
                                                         28,700  Informatica Corp. (a)                                     377,692
                                                          2,400  Integral Systems, Inc.                                     64,392
                                                         13,100  Internet Capital Group, Inc. (a)                          117,900
                                                         13,000  Internet Security Systems Inc. (a)                        245,050
                                                         17,825  Interwoven, Inc. (a)                                      152,938
                                                          3,100  i2 Technologies, Inc. (a)                                  39,277
                                                          4,100  iGate Corp. (a)                                            26,199
                                                          9,708  JDA Software Group, Inc. (a)                              136,203
                                                          6,600  Jupitermedia Corp. (a)                                     85,800
                                                          9,300  Kanbay International, Inc. (a)                            135,222
                                                         14,758  Keane, Inc. (a)                                           184,475
                                                         39,000  Lawson Software, Inc. (a)                                 261,300
                                                         16,500  Lionbridge Technologies Inc. (a)                           91,245
                                                          8,674  MRO Software, Inc. (a)                                    174,087
                                                         16,300  Macrovision Corp. (a)                                     350,776
                                                          9,100  Magma Design Automation, Inc. (a)                          66,885
                                                          9,139  Manhattan Associates, Inc. (a)                            185,430
                                                          4,800  Mantech International Corp. Class A (a)                   148,128
                                                          6,800  Mapinfo Corp. (a)                                          88,740
                                                         26,500  Mentor Graphics Corp. (a)                                 343,970
                                                          8,156  Mercury Computer Systems, Inc. (a)                        125,521
                                                          9,400  Merge Technologies, Inc. (a)                              115,432
                                                         14,898  Micros Systems, Inc. (a)                                  650,745
                                                          3,800  MicroStrategy, Inc. Class A (a)                           370,576

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          6,100  Ness Technologies, Inc. (a)                          $     65,575
                                                         15,474  NetIQ Corp. (a)                                           188,628
                                                          5,685  Netscout Systems, Inc. (a)                                 50,710
                                                         41,795  Nuance Communications, Inc. (a)                           420,458
                                                         33,833  Openwave Systems, Inc. (a)                                390,433
                                                          2,600  Opnet Technologies, Inc. (a)                               33,696
                                                         25,300  Opsware, Inc. (a)                                         208,472
                                                          4,800  PDF Solutions, Inc. (a)                                    59,568
                                                         13,607  Packeteer, Inc. (a)                                       154,303
                                                         42,660  Parametric Technology Corp. (a)                           542,209
                                                          1,300  Pegasystems, Inc.                                           8,346
                                                         16,408  Progress Software Corp. (a)                               384,111
                                                          3,300  QAD, Inc.                                                  25,575
                                                         25,900  Quest Software, Inc. (a)                                  363,636
                                                         41,000  RealNetworks, Inc. (a)                                    438,700
                                                          4,600  RightNow Technologies, Inc. (a)                            76,728
                                                          4,100  SAVVIS, Inc. (a)                                          121,401
                                                          5,800  SI International, Inc. (a)                                177,828
                                                          7,889  SPSS, Inc. (a)                                            253,552
                                                         12,200  SRA International, Inc. Class A (a)                       324,886
                                                          1,400  SSA Global Technologies, Inc. (a)                          27,132
                                                          9,961  SYKES Enterprises, Inc. (a)                               160,970
                                                          2,200  SYNNEX Corp. (a)                                           41,712
                                                          9,199  SafeNet, Inc. (a)                                         163,006
                                                         27,192  Sapient Corp. (a)                                         144,118
                                                         10,700  Sigma Designs, Inc. (a)                                   100,901
                                                          9,000  Smith Micro Software, Inc. (a)                            144,180
                                                         26,541  SonicWALL, Inc. (a)                                       238,604
                                                          8,900  Stellent, Inc.                                             84,995
                                                         30,100  Sybase, Inc. (a)                                          583,940
                                                          1,483  Syntel, Inc.                                               30,342
                                                          2,000  Taleo Corp. Class A (a)                                    23,580
                                                         12,485  Transaction Systems Architects, Inc. Class A (a)          520,500
                                                         18,008  Trizetto Group (a)                                        266,338
                                                         10,900  Tyler Technologies, Inc. (a)                              122,080
                                                          8,000  Ultimate Software Group, Inc. (a)                         153,280
                                                         15,900  VA Software Corp. (a)                                      61,692
                                                          8,300  Vasco Data Security International Inc. (a)                 69,471
                                                          4,400  Verint Systems, Inc. (a)                                  128,436
                                                         10,380  Vignette Corp. (a)                                        151,340
                                                         16,002  Websense, Inc. (a)                                        328,681
                                                         29,500  Wind River Systems, Inc. (a)                              262,550
                                                         11,200  Witness Systems, Inc. (a)                                 225,904
                                                         22,620  webMethods, Inc. (a)                                      223,259
                                                         16,308  Zoran Corp. (a)                                           396,937
                                                                                                                      ------------
                                                                                                                        22,108,296
----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.5%                               46,600  Adaptec, Inc. (a)                                         202,244
                                                          9,700  Advanced Analogic Technologies, Inc. (a)                  101,656
                                                         20,634  Advanced Digital Information Corp. (a)                    242,862
                                                         27,500  Emulex Corp. (a)                                          447,425
                                                          9,109  FalconStor Software, Inc. (a)(e)                           63,490
                                                          4,300  Fargo Electronics, Inc. (a)                               109,177
                                                         16,582  Filenet Corp. (a)                                         446,553
                                                         83,600  Gateway, Inc. (a)                                         158,840

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         10,617  Hutchinson Technology, Inc. (a)                      $    229,646
                                                         12,100  Imation Corp.                                             496,705
                                                         11,596  Intergraph Corp. (a)                                      365,158
                                                         16,809  Intermec, Inc. (a)                                        385,598
                                                         11,600  Komag, Inc. (a)                                           535,688
                                                         60,900  McData Corp. (a)                                          248,472
                                                         13,600  Mobility Electronics, Inc. (a)                             98,736
                                                          5,900  Neoware Systems, Inc. (a)                                  72,511
                                                         33,888  Palm, Inc. (a)(e)                                         545,597
                                                         16,000  Pegasus Wireless Corp. (a)                                143,040
                                                         27,000  Perot Systems Corp. Class A (a)                           390,960
                                                         58,400  Quantum Corp. (a)                                         153,008
                                                         27,962  RSA Security, Inc. (a)                                    760,287
                                                         10,600  Rackable Systems, Inc. (a)                                418,594
                                                         12,300  Radiant Systems, Inc. (a)                                 130,011
                                                          5,742  Radisys Corp. (a)                                         126,094
                                                         31,800  Safeguard Scientifics, Inc. (a)                            68,688
                                                          3,700  Stratasys, Inc. (a)                                       109,002
                                                         10,200  Synaptics, Inc. (a)                                       218,280
                                                         19,600  Trident Microsystems, Inc. (a)                            372,008
                                                                                                                      ------------
                                                                                                                         7,640,330
----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                                       5,451  Brookfield Homes Corp. (e)                                179,610
                                                         10,636  EMCOR Group, Inc. (a)                                     517,654
                                                         13,371  Granite Construction, Inc.                                605,305
                                                          6,000  Perini Corp. (a)                                          135,000
                                                          2,100  Sterling Construction Co., Inc. (a)                        57,960
                                                         11,100  Washington Group International, Inc. (a)                  592,074
                                                                                                                      ------------
                                                                                                                         2,087,603
----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.8%                              56,500  CNET Networks, Inc. (a)                                   450,870
                                                         93,400  Covad Communications Group, Inc. (a)                      187,734
                                                          5,400  DTS, Inc. (a)                                             105,192
                                                          5,800  Directed Electronics, Inc. (a)                             76,096
                                                         47,200  Earthlink, Inc. (a)                                       408,752
                                                         10,400  Infospace, Inc. (a)                                       235,768
                                                         87,900  Internap Network Services Corp. (a)                        92,295
                                                         17,500  Ipass, Inc. (a)                                            98,000
                                                          8,300  LoJack Corp. (a)                                          156,538
                                                         12,074  Midway Games, Inc. (a)(e)                                  97,679
                                                         10,300  NIC, Inc. (a)                                              74,469
                                                         13,100  NetFlix, Inc. (a)(e)                                      356,451
                                                          4,100  Parkervision, Inc. (a)                                     37,310
                                                          8,600  Sohu.com, Inc. (a)                                        221,794
                                                         24,637  THQ, Inc. (a)                                             532,159
                                                         28,300  Take-Two Interactive Software, Inc. (a)                   306,206
                                                         21,450  United Online, Inc.                                       257,400
                                                          4,186  Universal Electronics, Inc. (a)                            74,134
                                                          8,500  WebSideStory, Inc. (a)                                    103,700
                                                                                                                      ------------
                                                                                                                         3,872,547
----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.6%                                 17,300  American Greetings Class A                                363,473
                                                          8,600  Blyth, Inc.                                               158,756
                                                          4,300  CNS, Inc.                                                 105,350
                                                          2,291  CSS Industries, Inc.                                       65,866
                                                          2,100  Citi Trends, Inc. (a)                                      89,649
                                                          5,400  Mannatech, Inc.                                            68,094

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          9,873  Matthews International Corp. Class A                 $    340,322
                                                         13,563  Nautilus, Inc. (e)                                        213,075
                                                          9,300  Oakley, Inc.                                              156,705
                                                         16,876  Playtex Products, Inc. (a)                                176,017
                                                          6,200  RC2 Corp. (a)                                             239,692
                                                         11,200  Spectrum Brands, Inc. (a)                                 144,704
                                                         17,991  The Topps Co., Inc.                                       147,886
                                                         22,674  Tupperware Corp.                                          446,451
                                                          4,300  USANA Health Sciences, Inc. (a)(e)                        162,970
                                                         13,683  Yankee Candle Co., Inc.                                   342,212
                                                                                                                      ------------
                                                                                                                         3,221,222
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metal & Glass - 0.4%              1,400  AEP Industries, Inc. (a)                                   46,788
                                                         11,700  Aptargroup, Inc.                                          580,437
                                                          6,575  Greif, Inc.                                               492,862
                                                         13,842  Mobile Mini, Inc. (a)                                     405,017
                                                          7,000  Silgan Holdings, Inc.                                     259,070
                                                         19,100  Graphic Packaging Corp. (a)                                72,389
                                                          8,852  Myers Industries, Inc.                                    152,166
                                                                                                                      ------------
                                                                                                                         2,008,729
----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                            12,282  Mueller Industries, Inc.                                  405,674
----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.1%                                          8,693  Elizabeth Arden, Inc. (a)                                 155,431
                                                          1,600  Inter Parfums, Inc.                                        27,552
                                                         19,226  Nu Skin Enterprises, Inc. Class A                         285,506
                                                          7,100  Parlux Fragrances, Inc. (a)(e)                             68,799
                                                         47,510  Revlon, Inc. Class A (a)                                   59,863
                                                                                                                      ------------
                                                                                                                           597,151
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%                    40,400  The BISYS Group, Inc. (a)                                 553,480
                                                            900  Clayton Holdings, Inc. (a)                                 11,745
                                                         13,500  Euronet Worldwide, Inc. (a)                               517,995
                                                         23,400  F.N.B. Corp.                                              369,018
                                                          7,000  Greenhill & Co., Inc.                                     425,320
                                                          7,300  Huron Consulting Group, Inc. (a)                          256,157
                                                          5,600  Rewards Network, Inc. (a)                                  45,752
                                                         12,900  USI Holdings Corp. (a)                                    172,989
                                                                                                                      ------------
                                                                                                                         2,352,456
----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.6%                14,960  Acuity Brands, Inc.                                       582,094
                                                         12,514  Barnes Group, Inc.                                        249,654
                                                         15,294  Brady Corp.                                               563,431
                                                         17,310  Clarcor, Inc.                                             515,665
                                                         30,262  Hexcel Corp. (a)                                          475,416
                                                          3,300  Koppers Holdings, Inc.                                     65,967
                                                         22,814  Olin Corp.                                                409,055
                                                          9,245  Tredegar Corp.                                            146,256
                                                                                                                      ------------
                                                                                                                         3,007,538
----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.5%                          432  Arden Group, Inc. Class A                                  48,889
                                                         19,707  Casey's General Stores, Inc.                              492,872
                                                          7,631  Great Atlantic & Pacific Tea Co.                          173,376
                                                          5,164  Ingles Markets, Inc. Class A                               87,788
                                                         10,583  Longs Drug Stores Corp.                                   482,796
                                                          6,277  Nash Finch Co. (e)                                        133,637
                                                         22,442  Pathmark Stores, Inc. (a)                                 211,179
                                                         11,969  Ruddick Corp.                                             293,360
                                                          4,329  Smart & Final, Inc. (a)                                    72,900

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          7,000  Spartan Stores, Inc.                                 $    102,410
                                                          4,100  Weis Markets, Inc.                                        168,920
                                                         11,929  Wild Oats Markets, Inc. (a)                               233,808
                                                                                                                      ------------
                                                                                                                         2,501,935
----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.4%                           15,450  AVANIR Pharmaceuticals Class A (a)(e)                     105,678
                                                         11,700  Adams Respiratory Therapeutics, Inc. (a)                  522,054
                                                         15,100  Adolor Corp. (a)                                          377,651
                                                          9,900  Akorn, Inc. (a)                                            39,402
                                                         30,800  Alkermes, Inc. (a)                                        582,736
                                                         13,425  Alpharma, Inc. Class A                                    322,737
                                                          6,300  Anadys Pharmaceuticals, Inc. (a)                           18,396
                                                         24,500  Andrx Corp. (a)                                           568,155
                                                         16,000  Atherogenics Inc. (a)(e)                                  208,800
                                                          4,700  Auxilium Pharmaceuticals, Inc. (a)                         36,566
                                                          6,400  Bentley Pharmaceuticals, Inc. (a)                          70,144
                                                         10,200  BioCryst Pharmaceuticals, Inc. (a)                        146,166
                                                         32,548  BioMarin Pharmaceuticals, Inc. (a)                        467,715
                                                          5,000  Bradley Pharmaceuticals, Inc. (a)                          51,000
                                                         17,800  CV Therapeutics, Inc. (a)                                 248,666
                                                          1,200  Caraco Pharmaceutical Laboratories Ltd. (a)                10,980
                                                          7,500  Chattem, Inc. (a)                                         227,775
                                                         14,202  Connetics Corp. (a)                                       167,016
                                                         31,500  Dendreon Corp. (a)                                        152,460
                                                         18,300  Depomed, Inc. (a)                                         107,421
                                                         17,800  Durect Corp. (a)(e)                                        68,886
                                                         11,600  Emisphere Technologies, Inc. (a)                           98,948
                                                         11,895  Enzo Biochem, Inc. (a)                                    179,377
                                                          1,000  GTx, Inc. (a)                                               9,100
                                                          3,100  Hi-Tech Pharmacal Co., Inc. (a)                            51,367
                                                         22,300  Indevus Pharmaceuticals, Inc. (a)                         121,981
                                                         24,289  Isis Pharmaceuticals, Inc. (a)                            146,948
                                                         12,900  KV Pharmaceutical Co. Class A (a)                         240,714
                                                         29,000  MGI Pharma, Inc. (a)                                      623,500
                                                         40,700  Medarex, Inc. (a)                                         391,127
                                                         16,927  Medicines Co. (a)                                         330,923
                                                         20,800  Medicis Pharmaceutical Corp. Class A                      499,200
                                                         33,400  Nektar Therapeutics (a)(e)                                612,556
                                                          4,500  New River Pharmaceuticals, Inc. (a)(e)                    128,250
                                                         27,700  Novavax, Inc. (a)                                         139,608
                                                         10,331  Noven Pharmaceuticals, Inc. (a)                           184,925
                                                         16,600  Onyx Pharmaceuticals, Inc. (a)                            279,378
                                                         15,700  Pain Therapeutics, Inc. (a)                               131,095
                                                         10,600  Par Pharmaceutical Cos., Inc. (a)                         195,676
                                                          9,400  Penwest Pharmaceuticals Co. (a)                           205,202
                                                         30,215  Perrigo Co.                                               486,462
                                                         10,300  Pharmion Corp. (a)                                        175,409
                                                         12,900  Pozen, Inc. (a)                                            90,816
                                                          8,100  Quidel Corp. (a)                                           76,950
                                                         14,019  Regeneron Pharmaceuticals, Inc. (a)                       179,724
                                                          6,600  Renovis, Inc. (a)                                         101,046
                                                          8,150  SFBC International, Inc. (a)                              123,554
                                                         18,700  Salix Pharmaceuticals Ltd. (a)                            230,010
                                                         12,600  Santarus, Inc. (a)                                         83,790
                                                         11,400  Sciele Pharma, Inc. (a)                                   264,366

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          3,500  Somaxon Pharmaceuticals, Inc. (a)                    $     54,635
                                                         17,082  SuperGen, Inc. (a)                                         62,008
                                                          8,946  United Therapeutics Corp. (a)                             516,810
                                                         31,500  Valeant Pharmaceuticals International                     532,980
                                                          4,300  Xenoport, Inc. (a)                                         77,873
                                                                                                                      ------------
                                                                                                                        12,126,712
----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.4%                                11,004  Bright Horizons Family Solutions, Inc. (a)                414,741
                                                         33,400  Corinthian Colleges, Inc. (a)                             479,624
                                                         19,700  DeVry, Inc. (a)                                           432,809
                                                          3,200  Educate, Inc. (a)                                          24,512
                                                          2,149  Renaissance Learning, Inc.                                 29,119
                                                          5,520  Strayer Education, Inc.                                   536,102
                                                          7,700  Universal Technical Institute, Inc. (a)                   169,554
                                                                                                                      ------------
                                                                                                                         2,086,461
----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                          21,429  Benchmark Electronics, Inc. (a)                           516,867
                                                          4,900  OSI Systems, Inc. (a)                                      87,073
                                                         17,198  Plexus Corp. (a)                                          588,344
                                                         12,432  Power Integrations, Inc. (a)                              217,311
                                                         13,700  TTM Technologies, Inc. (a)                                198,239
                                                          7,907  Universal Display Corp. (a)                               105,242
                                                                                                                      ------------
                                                                                                                         1,713,076
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 0.9%                  6,881  AO Smith Corp.                                            319,003
                                                         15,000  American Superconductor Corp. (a)(e)                      132,450
                                                         10,671  Baldor Electric Co.                                       333,896
                                                         11,908  CTS Corp.                                                 177,310
                                                         10,118  Cohu, Inc.                                                177,571
                                                          3,400  Color Kinetics, Inc. (a)                                   64,294
                                                          6,960  Franklin Electric Co., Inc.                               359,414
                                                         16,890  General Cable Corp. (a)                                   591,150
                                                          8,016  Genlyte Group, Inc. (a)                                   580,599
                                                          9,260  Littelfuse, Inc. (a)                                      318,359
                                                         10,800  MKS Instruments, Inc. (a)                                 217,296
                                                          2,431  Powell Industries, Inc. (a)                                58,174
                                                         23,300  Power-One, Inc. (a)                                       153,780
                                                          8,600  Sonic Solutions, Inc. (a)                                 141,900
                                                         22,800  Taser International, Inc. (a)(e)                          179,892
                                                         12,561  Technitrol, Inc.                                          290,787
                                                          6,679  Triumph Group, Inc. (a)                                   320,592
                                                                                                                      ------------
                                                                                                                         4,416,467
----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%                    1,550  National Presto Industries, Inc.                           81,034
----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.7%                                        7,472  II-VI, Inc. (a)                                           136,738
                                                         25,112  Aeroflex, Inc. (a)                                        293,057
                                                         12,763  Agilysys, Inc.                                            229,734
                                                         14,100  Avid Technology, Inc. (a)                                 469,953
                                                         15,098  Daktronics, Inc.                                          435,879
                                                         23,100  Flir Systems, Inc. (a)                                    528,990
                                                         22,800  Kopin Corp. (a)                                            82,308
                                                         52,966  MRV Communications, Inc. (a)(e)                           164,724
                                                         12,480  Methode Electronics, Inc.                                 131,165
                                                          2,100  Multi-Fineline Electronix, Inc. (a)                        69,699
                                                          6,749  Park Electrochemical Corp.                                173,787
                                                         28,800  Semtech Corp. (a)                                         416,160
                                                          5,267  Supertex, Inc. (a)                                        210,364
                                                                                                                      ------------
                                                                                                                         3,342,558
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges & Meters - 0.2%          9,582  Itron, Inc. (a)                                      $    567,829
                                                          3,200  Measurement Specialties, Inc. (a)                          71,264
                                                          6,600  Metrologic Instruments, Inc. (a)                           99,066
                                                          2,000  OYO Geospace Corp. (a)                                    114,220
                                                          5,300  Zygo Corp. (a)                                             86,867
                                                                                                                      ------------
                                                                                                                           939,246
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 0.9%                      23,200  Affymetrix, Inc. (a)                                      593,920
                                                          5,872  Analogic Corp.                                            273,694
                                                          5,400  Aspect Medical Systems, Inc. (a)                           94,176
                                                          6,587  Bruker BioSciences Corp. (a)                               35,306
                                                          7,900  Candela Corp. (a)                                         125,294
                                                          6,070  Datascope Corp.                                           187,199
                                                         20,450  eResearch Technology, Inc. (a)                            186,095
                                                          6,200  Greatbatch, Inc. (a)                                      146,320
                                                          9,172  Haemonetics Corp. (a)                                     426,590
                                                         11,700  HealthTronics, Inc. (a)                                    89,505
                                                         16,700  Hologic, Inc. (a)                                         824,312
                                                         15,600  Illumina, Inc. (a)                                        462,696
                                                          7,200  IntraLase Corp. (a)                                       120,528
                                                          9,351  Luminex Corp. (a)                                         162,614
                                                          8,900  Natus Medical, Inc. (a)                                    88,021
                                                          5,400  Neurometrix, Inc. (a)                                     164,484
                                                          7,700  NxStage Medical, Inc. (a)                                  67,221
                                                          6,800  Quality Systems, Inc.                                     250,376
                                                          5,400  Sirona Dental Systems, Inc.                               213,948
                                                          8,732  TriPath Imaging, Inc. (a)                                  57,806
                                                          1,100  Visicu, Inc. (a)                                           19,415
                                                          4,861  Zoll Medical Corp. (a)                                    159,246
                                                                                                                      ------------
                                                                                                                         4,748,766
----------------------------------------------------------------------------------------------------------------------------------
Electronics:                                             13,100  AMIS Holdings, Inc. (a)                                   131,000
Semi-Conductors/Components - 1.8%                        12,216  Actel Corp. (a)                                           175,300
                                                         34,100  Amkor Technology, Inc. (a)                                322,586
                                                         13,300  Anadigics, Inc. (a)                                        89,376
                                                        115,900  Applied Micro Circuits Corp. (a)                          316,407
                                                         28,600  Bookham, Inc. (a)                                          96,096
                                                         29,200  Cirrus Logic, Inc. (a)                                    237,688
                                                        160,300  Conexant Systems, Inc. (a)                                400,750
                                                         12,783  DSP Group, Inc. (a)                                       317,658
                                                          7,975  Diodes, Inc. (a)                                          330,484
                                                         10,327  Exar Corp. (a)                                            137,039
                                                          3,673  Excel Technology, Inc. (a)                                109,896
                                                         15,700  Formfactor, Inc. (a)                                      700,691
                                                         14,700  Genesis Microchip, Inc. (a)                               169,932
                                                          3,600  Hittite Microwave Corp. (a)                               130,176
                                                          5,993  IXYS Corp. (a)                                             57,533
                                                          5,200  Ikanos Communications, Inc. (a)                            78,988
                                                         20,800  International DisplayWorks, Inc. (a)                      108,160
                                                         38,000  Lattice Semiconductor Corp. (a)                           234,840
                                                         20,000  MIPS Technologies, Inc. (a)                               121,400
                                                         22,000  Micrel, Inc. (a)                                          220,220
                                                         23,590  Microsemi Corp. (a)                                       575,124
                                                         17,600  Microtune, Inc. (a)                                       110,176
                                                         29,000  Mindspeed Technologies, Inc. (a)                           69,890
                                                          4,800  Monolithic Power Systems, Inc. (a)                         56,784

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          4,600  MoSys, Inc. (a)                                      $     35,972
                                                          4,700  Netlogic Microsystems, Inc. (a)                           151,575
                                                            600  Nextest Systems Corp. (a)                                   9,726
                                                         50,500  ON Semiconductor Corp. (a)                                296,940
                                                         17,700  Omnivision Technologies, Inc. (a)                         373,824
                                                          7,400  PLX Technology, Inc. (a)                                   90,428
                                                         11,293  Pericom Semiconductor Corp. (a)                            93,732
                                                         11,400  Portalplayer, Inc. (a)                                    111,834
                                                         72,300  RF Micro Devices, Inc. (a)                                431,631
                                                         27,176  Silicon Image, Inc. (a)                                   292,957
                                                         30,158  Silicon Storage Technology, Inc. (a)                      122,441
                                                         17,100  Sirf Technology Holdings, Inc. (a)                        550,962
                                                         62,033  Skyworks Solutions, Inc. (a)                              341,802
                                                          4,600  Sunpower Corp. Class A (a)                                128,892
                                                         14,600  Tessera Technologies, Inc. (a)                            401,500
                                                         54,800  Transmeta Corp. (a)                                        89,872
                                                         38,300  Transwitch Corp. (a)(e)                                    80,813
                                                         57,036  Triquint Semiconductor, Inc. (a)                          254,381
                                                          2,100  Virage Logic Corp. (a)                                     19,719
                                                          4,500  Volterra Semiconductor Corp. (a)                           68,670
                                                                                                                      ------------
                                                                                                                         9,245,865
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.6%                            2,700  3D Systems Corp. (a)                                       54,243
                                                         12,100  Acacia Research - Acacia Technologies (a)                 170,126
                                                          3,700  American Science & Engineering, Inc. (a)                  214,304
                                                         13,023  Checkpoint Systems, Inc. (a)                              289,241
                                                         12,380  Coherent, Inc. (a)                                        417,577
                                                          4,952  Cubic Corp.                                                97,109
                                                          6,226  EDO Corp.                                                 151,541
                                                          4,800  Eagle Test Systems, Inc. (a)                               67,296
                                                          8,400  Essex Corp. (a)                                           154,728
                                                          4,600  Gerber Scientific, Inc. (a)                                59,846
                                                          9,950  Herley Industries, Inc. (a)                               111,539
                                                         35,830  Identix, Inc. (a)                                         250,452
                                                          6,150  Innovative Solutions & Support, Inc. (a)                   86,469
                                                         15,676  Intermagnetics General Corp. (a)                          422,938
                                                          6,000  Ionatron, Inc. (a)(e)                                      38,100
                                                         26,600  Kemet Corp. (a)                                           245,252
                                                          7,000  Maxwell Technologies, Inc. (a)                            137,410
                                                          7,900  Scansource, Inc. (a)                                      231,628
                                                                                                                      ------------
                                                                                                                         3,199,799
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.1%                                  27,000  Capstone Turbine Corp. (a)                                 61,560
                                                          4,100  Metretek Technologies, Inc. (a)                            70,438
                                                         24,326  Plug Power, Inc. (a)(e)                                   113,602
                                                                                                                      ------------
                                                                                                                           245,600
----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.6%                               3,300  Alon USA Energy, Inc.                                     103,851
                                                          3,600  Crosstex Energy, Inc.                                     342,288
                                                          4,200  Dawson Geophysical Co. (a)                                129,234
                                                         25,900  Evergreen Solar, Inc. (a)(e)                              336,182
                                                         21,926  FuelCell Energy, Inc. (a)(e)                              210,051
                                                         23,700  KFX, Inc. (a)(e)                                          362,136
                                                            220  Markwest Hydrocarbon, Inc.                                  5,445
                                                          4,900  Matrix Service Co. (a)                                     56,056
                                                          1,700  Ormat Technologies, Inc.                                   64,855
                                                          8,900  Pacific Ethanol, Inc. (a)(e)                              205,768

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          5,858  Penn Virginia Corp.                                  $    409,357
                                                         44,100  Rentech, Inc. (a)                                         205,065
                                                         13,100  Syntroleum Corp. (a)(e)                                    79,517
                                                         13,497  Veritas DGC, Inc. (a)                                     696,175
                                                                                                                      ------------
                                                                                                                         3,205,980
----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services - 0.2%                 6,200  Clean Harbors, Inc. (a)                                   249,922
                                                         13,402  Dycom Industries, Inc. (a)                                285,329
                                                          2,200  ENGlobal Corp (a)                                          17,138
                                                          7,700  Infrasource Services, Inc. (a)                            140,217
                                                          2,800  Integrated Electrical Services, Inc. (a)                   48,916
                                                          5,500  Layne Christensen Co. (a)                                 155,925
                                                                                                                      ------------
                                                                                                                           897,447
----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                                      6,400  Carmike Cinemas, Inc.                                     134,912
                                                          5,440  Dover Motorsports, Inc.                                    31,933
                                                         13,255  Gaylord Entertainment Co. (a)                             578,448
                                                         22,000  Live Nation (a)                                           447,920
                                                          7,772  Lodgenet Entertainment Corp. (a)                          144,948
                                                          4,555  Speedway Motorsports, Inc.                                171,906
                                                                                                                      ------------
                                                                                                                         1,510,067
----------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.0%                                       31,700  Terra Industries, Inc. (a)                                201,929
----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.3%                                  7,100  Accredited Home Lenders Holding Co. (a)                   339,451
                                                          5,100  Asta Funding, Inc.                                        190,995
                                                          2,100  Credit Acceptance Corporation (a)                          56,994
                                                         12,800  International Securities Exchange, Inc.                   487,296
                                                          3,500  MVC Capital, Inc.                                          47,040
                                                          2,300  United PanAm Financial Corp. (a)                           69,920
                                                          7,700  World Acceptance Corp. (a)                                273,504
                                                                                                                      ------------
                                                                                                                         1,465,200
----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                               20,800  Advance America, Cash Advance Centers, Inc.               364,832
                                                          5,300  Dollar Financial Corp. (a)                                 95,400
                                                            200  QC Holdings, Inc. (a)                                       2,702
                                                                                                                      ------------
                                                                                                                           462,934
----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services & Systems - 0.9%       7,400  Advent Software, Inc. (a)                                 266,918
                                                            500  Cass Information Systems, Inc.                             24,345
                                                          8,489  CompuCredit Corp. (a)                                     326,317
                                                         10,200  Cybersource Corp. (a)                                     119,340
                                                         20,900  Deluxe Corp.                                              365,332
                                                         11,530  Digital Insight Corp. (a)                                 395,364
                                                         15,488  eFunds Corp. (a)                                          341,510
                                                          7,923  eSpeed, Inc. Class A (a)                                   65,999
                                                          3,300  Heartland Payment Systems, Inc. (a)                        92,004
                                                         17,900  Hypercom Corp. (a)                                        167,365
                                                         30,500  Jack Henry & Associates, Inc.                             599,630
                                                         10,582  John H. Harland Co.                                       460,317
                                                         11,149  Kronos, Inc. (a)                                          403,705
                                                          5,300  Online Resources Corp. (a)                                 54,802
                                                          8,800  Open Solutions, Inc. (a)                                  234,168
                                                          6,900  TNS, Inc. (a)                                             142,761
                                                          8,600  TradeStation Group, Inc. (a)                              108,962
                                                         12,700  Wright Express Corp. (a)                                  364,998
                                                                                                                      ------------
                                                                                                                         4,533,837
----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%                     4,600  Bankrate, Inc. (a)                                        173,696
                                                         13,400  INVESTools, Inc. (a)                                      106,396
                                                         10,600  Interactive Data Corp. (a)                                212,954

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          3,700  Morningstar, Inc. (a)                                $    153,476
                                                         40,100  Move, Inc. (a)                                            219,748
                                                         27,122  S1 Corp. (a)                                              130,186
                                                          8,900  TheStreet.com, Inc.                                       114,098
                                                            400  Value Line, Inc.                                           17,080
                                                                                                                      ------------
                                                                                                                         1,127,634
----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.8%                            3,900  ACE Cash Express, Inc. (a)                                114,153
                                                          8,200  Advanta Corp. Class B                                     294,790
                                                          7,600  Asset Acceptance Capital Corp. (a)                        150,480
                                                          9,819  Cash America International, Inc.                          314,208
                                                            600  Enstar Group, Inc. (a)                                     55,314
                                                          5,300  Federal Agricultural Mortgage Corp. Class B               146,810
                                                          9,900  Financial Federal Corp.                                   275,319
                                                         12,000  First Cash Financial Services, Inc. (a)                   237,000
                                                          9,600  Global Cash Access, Inc. (a)                              150,048
                                                         10,100  Harris & Harris Group, Inc.                               111,504
                                                          6,499  LandAmerica Financial Group, Inc.                         419,835
                                                          8,100  Medallion Financial Corp.                                 104,976
                                                          6,500  Portfolio Recovery Associates, Inc. (a)                   297,050
                                                          4,200  Sanders Morris Harris Group, Inc.                          63,462
                                                         20,036  Sotheby's Holdings Inc. Class A (a)                       525,945
                                                          9,216  Sterling Bancorp                                          179,712
                                                          7,322  Stewart Information Services Corp.                        265,862
                                                          2,833  Stifel Financial Corp. (a)                                100,033
                                                          3,076  Triad Guaranty, Inc. (a)                                  150,355
                                                          2,191  WSFS Financial Corp.                                      134,637
                                                            600  Wauwatosa Holdings, Inc. (a)                               10,236
                                                                                                                      ------------
                                                                                                                         4,101,729
----------------------------------------------------------------------------------------------------------------------------------
Foods - 0.9%                                             12,600  Chiquita Brands International, Inc.                       173,628
                                                          7,400  Diamond Foods, Inc.                                       118,918
                                                         17,284  Flowers Foods, Inc.                                       495,014
                                                         11,057  Hain Celestial Group, Inc. (a)                            284,828
                                                          4,300  J&J Snack Foods Corp.                                     142,201
                                                         10,100  Lance, Inc.                                               232,502
                                                          3,500  M&F Worldwide Corp. (a)                                    56,350
                                                            863  Maui Land & Pineapple Co., Inc. (a)                        32,621
                                                          5,800  Medifast Inc (a)                                          103,646
                                                         19,600  NBTY, Inc. (a)                                            468,636
                                                         13,800  Performance Food Group Co. (a)                            419,244
                                                         13,300  Pilgrim's Pride Corp.                                     343,140
                                                          3,000  Premium Standard Farms, Inc.                               48,690
                                                         10,495  Ralcorp Holdings, Inc. (a)                                446,352
                                                          7,050  Sanderson Farms, Inc.                                     197,330
                                                            112  Seaboard Corp.                                            143,360
                                                         16,557  Sensient Technologies Corp.                               346,207
                                                         10,877  Tootsie Roll Industries, Inc.                             316,847
                                                          9,500  TreeHouse Foods, Inc. (a)                                 226,955
                                                                                                                      ------------
                                                                                                                         4,596,469
----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                                    3,409  Deltic Timber Corp.                                       192,165
                                                          6,634  Universal Forest Products, Inc.                           416,151
                                                                                                                      ------------
                                                                                                                           608,316
----------------------------------------------------------------------------------------------------------------------------------
Forms and Bulk Printing                                   9,900  Ennis, Inc.                                               194,832
Services - 0.1%                                           5,945  The Standard Register Co.                                  70,448
                                                                                                                      ------------
                                                                                                                           265,280
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                      14,100  Alderwoods Group, Inc. (a)                           $    274,386
                                                         35,024  Stewart Enterprises, Inc. Class A                         201,388
                                                                                                                      ------------
                                                                                                                           475,774
----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                             13,100  Apogee Enterprises, Inc.                                  192,570
----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                             103,900  Coeur d'Alene Mines Corp. (a)                             499,759
                                                          8,200  Royal Gold, Inc.                                          228,124
                                                                                                                      ------------
                                                                                                                           727,883
----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.6%                             3,800  Capital Senior Living Corporation (a)                      39,064
                                                          8,800  Five Star Quality Care, Inc. (a)                           97,416
                                                          7,900  Genesis HealthCare Corp. (a)                              374,223
                                                         11,200  Kindred Healthcare, Inc. (a)                              291,200
                                                          6,950  LCA-Vision, Inc.                                          367,725
                                                          4,400  Medcath Corp. (a)                                          82,896
                                                          1,800  National Healthcare Corp.                                  80,190
                                                         17,700  Psychiatric Solutions, Inc. (a)                           507,282
                                                          5,500  Radiation Therapy Services, Inc. (a)                      148,005
                                                          5,800  Res-Care, Inc. (a)                                        116,000
                                                         11,200  Sun Healthcare Group, Inc. (a)                             97,328
                                                         14,874  Sunrise Senior Living, Inc. (a)                           411,266
                                                         17,250  United Surgical Partners International, Inc. (a)          518,708
                                                                                                                      ------------
                                                                                                                         3,131,303
----------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.6%                   17,500  AMERIGROUP Corp. (a)                                      543,200
                                                         14,141  Allscripts Healthcare Solutions, Inc. (a)                 248,175
                                                         12,300  Amsurg Corp. (a)                                          279,825
                                                         14,400  Centene Corp. (a)                                         338,832
                                                          4,400  Computer Programs & Systems, Inc.                         175,824
                                                          1,857  Corvel Corp. (a)                                           46,425
                                                         17,831  Eclipsys Corp. (a)                                        323,811
                                                          4,700  Healthspring, Inc. (a)                                     88,125
                                                          7,300  Horizon Health Corp. (a)                                  152,424
                                                          4,100  Molina Healthcare, Inc. (a)                               156,005
                                                          7,700  Omnicell, Inc. (a)                                        106,414
                                                         13,737  Per-Se Technologies, Inc. (a)                             345,898
                                                         12,300  Phase Forward, Inc. (a)                                   141,696
                                                          5,800  Vital Images, Inc. (a)                                    143,260
                                                                                                                      ------------
                                                                                                                         3,089,914
----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.6%                               7,100  Adeza Biomedical Corp. (a)                                 99,542
                                                          3,600  Alliance Imaging, Inc. (a)                                 23,040
                                                          6,600  Amedisys, Inc. (a)                                        250,140
                                                         11,800  American Retirement Corp. (a)                             386,686
                                                         14,100  Apria Healthcare Group, Inc. (a)                          266,490
                                                          5,300  Bio-Reference Labs, Inc. (a)                              115,328
                                                         11,912  Gentiva Health Services, Inc. (a)                         190,949
                                                         12,125  Healthcare Services Group                                 254,019
                                                         13,000  Healthways, Inc. (a)                                      684,320
                                                         13,200  Hythiam, Inc. (a)                                          92,004
                                                          2,000  LHC Group, Inc. (a)                                        39,840
                                                          8,700  Matria Healthcare, Inc. (a)                               186,354
                                                            500  Nighthawk Radiology Holdings, Inc. (a)                      8,970
                                                         11,500  Odyssey HealthCare, Inc. (a)(e)                           202,055
                                                          5,200  Symbion, Inc. (a)                                         107,952
                                                          6,200  VistaCare, Inc. Class A (a)                                75,020
                                                                                                                      ------------
                                                                                                                         2,982,709
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.3%                                      17,000  Hovnanian Enterprises, Inc. Class A (a)              $    511,360
                                                          5,460  Levitt Corp. Class A                                       87,360
                                                          5,300  M/I Homes, Inc.                                           185,924
                                                          7,500  Meritage Homes Corp. (a)                                  354,375
                                                            700  Orleans Homebuilders, Inc.                                 11,375
                                                          6,062  Technical Olympic USA, Inc.                                87,050
                                                         13,500  WCI Communities, Inc. (a)(e)                              271,890
                                                                                                                      ------------
                                                                                                                         1,509,334
----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                                        6,600  Lodgian, Inc. (a)                                          94,050
                                                          6,379  Marcus Corp.                                              133,194
                                                          8,500  Morgans Hotel Group Co. (a)                               132,260
                                                                                                                      ------------
                                                                                                                           359,504
----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%                              5,500  American Woodmark Corp.                                   192,720
                                                         12,400  Ethan Allen Interiors, Inc.                               453,220
                                                         18,100  Furniture Brands International, Inc. (e)                  377,204
                                                          8,836  Haverty Furniture Cos., Inc.                              138,637
                                                          1,600  Hooker Furniture Corp.                                     26,880
                                                         21,400  La-Z-Boy, Inc. (e)                                        299,600
                                                          5,800  Lifetime Brands, Inc.                                     125,686
                                                          4,700  Sealy Corp.                                                62,369
                                                         20,300  Select Comfort Corp. (a)(e)                               466,291
                                                          6,200  Stanley Furniture Co., Inc.                               148,614
                                                         15,800  Tempur-Pedic International, Inc. (a)                      213,458
                                                                                                                      ------------
                                                                                                                         2,504,679
----------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices - 0.5%            9,912  Advanced Energy Industries, Inc. (a)                      131,235
                                                         16,141  Asyst Technologies Inc. (a)                               121,542
                                                          3,100  Badger Meter, Inc.                                         83,700
                                                          8,632  ESCO Technologies, Inc. (a)                               461,380
                                                          8,200  Flanders Corp. (a)                                         82,246
                                                          1,775  The Gorman-Rupp Co.                                        47,215
                                                         10,326  Mine Safety Appliances Co.                                415,105
                                                         11,982  Paxar Corp. (a)                                           246,470
                                                          7,700  RAE Systems, Inc. (a)                                      30,800
                                                          3,912  Robbins & Myers, Inc.                                     102,260
                                                         11,227  Veeco Instruments, Inc. (a)                               267,652
                                                          5,996  Vicor Corp.                                                99,354
                                                          6,700  Viisage Technology, Inc. (a)(e)                           101,572
                                                          8,436  Watts Water Technologies, Inc. Class A                    283,028
                                                         11,317  X-Rite, Inc.                                              124,374
                                                                                                                      ------------
                                                                                                                         2,597,933
----------------------------------------------------------------------------------------------------------------------------------
Industrial Producers - 0.0%                               7,000  Smith & Wesson Holding Corp. (a)                           57,540
                                                          4,000  TAL International Group, Inc. (a)                          96,400
                                                                                                                      ------------
                                                                                                                           153,940
----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                                   24,200  American Equity Investment Life Holding Co.               257,972
                                                          6,100  Ceres Group, Inc. (a)                                      37,942
                                                         14,005  Delphi Financial Group Class A                            509,222
                                                          2,980  Great American Financial Resources, Inc.                   62,371
                                                          1,042  Kansas City Life Insurance Co.                             44,556
                                                            662  National Western Life Insurance Co. Class A               158,648
                                                         36,200  The Phoenix Cos., Inc.                                    509,696
                                                          6,893  Presidential Life Corp.                                   169,430
                                                         11,300  Universal American Financial Corp. (a)                    148,595
                                                                                                                      ------------
                                                                                                                         1,898,432
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.4%                             10,240  Alfa Corp.                                           $    169,574
                                                          2,986  CNA Surety Corp. (a)                                       51,598
                                                          7,809  Crawford & Co. Class B                                     56,069
                                                          2,000  EMC Insurance Group, Inc.                                  57,520
                                                          3,225  FBL Financial Group, Inc. Class A                         104,490
                                                          8,400  HealthExtras, Inc. (a)                                    253,848
                                                         12,806  Hilb Rogal & Hobbs Co.                                    477,280
                                                         17,368  Horace Mann Educators Corp.                               294,388
                                                          1,240  Independence Holding Co.                                   27,788
                                                         14,000  Meadowbrook Insurance Group, Inc. (a)                     116,480
                                                          2,297  Pico Holdings, Inc. (a)                                    74,078
                                                         14,355  Zenith National Insurance Corp.                           569,463
                                                                                                                      ------------
                                                                                                                         2,252,576
----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.3%                      10,100  21st Century Insurance Group                              145,440
                                                          5,150  Affirmative Insurance Holdings, Inc.                       80,597
                                                          3,471  American Physicians Capital, Inc. (a)                     182,540
                                                         11,566  Argonaut Group, Inc. (a)                                  347,443
                                                          4,032  Baldwin & Lyons, Inc. Class B                             102,816
                                                          4,500  Bristol West Holdings, Inc.                                72,000
                                                          4,700  Capital Title Group, Inc.                                  34,639
                                                         18,000  Commerce Group, Inc.                                      531,720
                                                          4,400  Darwin Professional Underwriters, Inc. (a)                 77,704
                                                          5,300  Direct General Corp.                                       89,676
                                                          3,244  Donegal Group, Inc. Class A                                62,966
                                                          4,900  FPIC Insurance Group, Inc. (a)                            189,875
                                                          3,500  First Acceptance Corp. (a)                                 41,230
                                                         21,100  Fremont General Corp.                                     391,616
                                                          5,062  Harleysville Group, Inc.                                  160,567
                                                          6,900  Infinity Property & Casualty Corp.                        282,900
                                                          1,500  James River Group, Inc. (a)                                37,350
                                                          2,858  The Midland Co.                                           108,547
                                                            500  NYMAGIC, Inc.                                              14,525
                                                          4,100  National Interstate Corp.                                 111,192
                                                          4,300  Navigators Group, Inc. (a)                                188,426
                                                          2,500  Odyssey Re Holdings Corp.                                  65,875
                                                         21,515  Ohio Casualty Corp.                                       639,641
                                                         10,706  PMA Capital Corp. Class A (a)                             110,272
                                                         11,023  ProAssurance Corp. (a)                                    531,088
                                                          6,754  RLI Corp.                                                 325,408
                                                          1,900  SCPIE Holdings, Inc. (a)                                   44,175
                                                          6,100  Safety Insurance Group, Inc.                              290,055
                                                          8,200  SeaBright Insurance Holdings, Inc. (a)                    132,102
                                                         10,254  Selective Insurance Group                                 572,891
                                                          3,512  State Auto Financial Corp.                                114,280
                                                          7,100  Tower Group, Inc.                                         214,775
                                                          8,900  United Fire & Casualty Co.                                268,157
                                                                                                                      ------------
                                                                                                                         6,562,488
----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.6%                   27,856  Apollo Investment Corp.                                   514,785
                                                         12,738  Ares Capital Corp.                                        215,664
                                                          9,500  Calamos Asset Management, Inc. Class A                    275,405
                                                            500  Capital Southwest Corp.                                    52,225
                                                          2,500  Cohen & Steers, Inc.                                       59,000
                                                          2,796  GAMCO Investors, Inc. Class A                             102,781
                                                         22,000  MCG Capital Corp.                                         349,800

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          9,723  NGP Capital Resources Co.                            $    142,247
                                                         12,000  National Financial Partners Corp.                         531,720
                                                          3,200  Technology Investment Capital Corp.                        46,880
                                                         28,300  Waddell & Reed Financial, Inc. Class A                    581,848
                                                                                                                      ------------
                                                                                                                         2,872,355
----------------------------------------------------------------------------------------------------------------------------------
Jewelry Watches & Gemstones - 0.1%                       17,400  Fossil, Inc. (a)                                          313,374
                                                          8,100  Movado Group, Inc.                                        185,895
                                                                                                                      ------------
                                                                                                                           499,269
----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.3%                                       9,400  Bally Total Fitness Holding Corp. (a)                      63,732
                                                         25,200  Callaway Golf Co.                                         327,348
                                                          8,900  Great Wolf Resorts, Inc. (a)                              106,889
                                                         12,800  K2, Inc. (a)                                              140,032
                                                          9,600  Life Time Fitness, Inc. (a)                               444,192
                                                         30,200  Six Flags, Inc. (a)(e)                                    169,724
                                                          2,300  Steinway Musical Instruments Inc. (a)                      56,396
                                                         10,056  Vail Resorts, Inc. (a)                                    373,078
                                                          4,800  West Marine, Inc. (a)                                      64,704
                                                                                                                      ------------
                                                                                                                         1,746,095
----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                           14,890  Applied Industrial Technologies, Inc.                     361,976
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%                            3,450  Gehl Co. (a)                                               88,078
                                                          5,613  Lindsay Manufacturing Co.                                 152,225
                                                                                                                      ------------
                                                                                                                           240,303
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling - 0.1%                 7,600  ASV, Inc. (a)(e)                                          175,104
                                                          5,717  Astec Industries, Inc. (a)                                195,064
                                                          1,587  NACCO Industries, Inc. Class A                            218,070
                                                                                                                      ------------
                                                                                                                           588,238
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                                17,000  Briggs & Stratton Corp.                                   528,870
                                                          4,500  Raser Techonologies, Inc. (a)                              43,380
                                                                                                                      ------------
                                                                                                                           572,250
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.4%                   10,600  Actuant Corp. Class A                                     529,470
                                                          5,000  Columbus McKinnon Corp. (a)                               108,700
                                                          1,500  DXP Enterprises, Inc. (a)                                  46,605
                                                          6,900  EnPro Industries, Inc. (a)                                231,840
                                                          3,970  Kadant, Inc. (a)                                           91,310
                                                          2,200  Middleby Corp. (a)                                        190,432
                                                          9,310  Nordson Corp.                                             457,866
                                                          8,328  Tecumseh Products Co. Class A (a)                         159,898
                                                          2,737  Tennant Co.                                               137,616
                                                          9,279  Woodward Governor Co.                                     283,102
                                                                                                                      ------------
                                                                                                                         2,236,839
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment & Services - 1.2%           2,800  Allis-Chalmers Energy, Inc. (a)                            38,052
                                                          2,800  Basic Energy Services, Inc. (a)                            85,596
                                                          8,102  CARBO Ceramics, Inc.                                      398,051
                                                          7,300  Complete Production Services, Inc. (a)                    172,572
                                                          3,388  Dril-Quip, Inc. (a)                                       279,307
                                                          6,417  Gulf Island Fabrication, Inc.                             128,597
                                                         33,743  Hanover Compressor Co. (a)(e)                             633,694
                                                          7,140  Hornbeck Offshore Services, Inc. (a)                      253,613
                                                          6,949  Hydril Co. (a)                                            545,635
                                                         23,446  Input/Output, Inc. (a)(e)                                 221,565
                                                          5,900  Lufkin Industries, Inc.                                   350,637
                                                          6,400  NATCO Group, Inc. Class A (a)                             257,280
                                                         29,820  Newpark Resources, Inc. (a)                               183,393
                                                         16,000  Oil States International, Inc. (a)                        548,480

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         36,081  Parker Drilling Co. (a)                              $    259,062
                                                          7,100  RPC, Inc.                                                 172,388
                                                          8,900  Sulphco, Inc. (a)                                          63,724
                                                          2,100  Superior Well Services, Inc. (a)                           52,290
                                                            400  T-3 Energy Services Inc. (a)                                7,792
                                                          5,800  Trico Marine Services, Inc. (a)                           197,200
                                                          1,900  Union Drilling, Inc. (a)                                   28,234
                                                          9,826  Universal Compression Holdings, Inc. (a)                  618,743
                                                         10,457  W-H Energy Services, Inc. (a)                             531,529
                                                          2,300  Warrior Energy Service Corp. (a)                           55,959
                                                                                                                      ------------
                                                                                                                         6,083,393
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.2%                               6,700  Applied Films Corp. (a)                                   190,883
                                                         10,300  Bucyrus International, Inc.                               520,150
                                                          4,200  Cascade Corp.                                             166,110
                                                         10,300  Flow International Corp. (a)                              144,921
                                                          4,441  Semitool, Inc. (a)                                         40,058
                                                          4,400  TurboChef Technologies, Inc. (a)(e)                        48,928
                                                                                                                      ------------
                                                                                                                         1,111,050
----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                               1,300  Cavco Industries, Inc. (a)                                 57,772
                                                         29,727  Champion Enterprises, Inc. (a)                            328,186
                                                          4,005  Palm Harbor Homes, Inc. (a)(e)                             70,448
                                                          2,301  Skyline Corp.                                              98,437
                                                                                                                      ------------
                                                                                                                           554,843
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                                     16,059  Federal Signal Corp.                                      243,133
                                                          4,131  Standex International Corp.                               125,376
                                                                                                                      ------------
                                                                                                                           368,509
----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments & Supplies - 2.5%            8,400  Abaxis, Inc. (a)                                          187,908
                                                          5,600  Abiomed, Inc. (a)                                          72,632
                                                         18,500  Align Technology, Inc. (a)                                136,715
                                                         27,200  American Medical Systems Holdings, Inc. (a)               452,880
                                                          3,400  Angiodynamics, Inc. (a)                                    91,970
                                                          6,608  Arrow International, Inc.                                 217,205
                                                          5,800  Bio-Rad Laboratories, Inc. Class A (a)                    376,652
                                                          6,749  Biosite, Inc. (a)                                         308,159
                                                         18,200  Cepheid, Inc. (a)                                         176,722
                                                          6,600  Cerus Corp. (a)                                            47,058
                                                          6,100  Conceptus, Inc. (a)                                        83,204
                                                         10,428  Conmed Corp. (a)                                          215,860
                                                         10,800  Conor Medsystems, Inc. (a)                                297,972
                                                          8,869  Cyberonics, Inc. (a)                                      189,087
                                                          7,100  DJO, Inc. (a)                                             261,493
                                                          8,200  DexCom, Inc. (a)                                          111,356
                                                          8,000  Diagnostic Products Corp.                                 465,360
                                                         15,400  Encore Medical Corp. (a)                                   74,074
                                                          3,000  ev3, Inc. (a)                                              44,430
                                                          5,500  FoxHollow Technologies Inc. (a)(e)                        150,260
                                                          7,600  I-Flow Corp. (a)                                           82,232
                                                          6,050  ICU Medical, Inc. (a)                                     255,552
                                                          8,200  IRIS International, Inc. (a)                              107,912
                                                         22,043  Immucor, Inc. (a)                                         423,887
                                                         10,322  Invacare Corp.                                            256,811
                                                          8,640  Inverness Medical Innovations, Inc. (a)                   243,907
                                                         14,600  Kyphon, Inc. (a)                                          560,056
                                                          2,678  Landauer, Inc.                                            128,276

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          7,500  Laserscope (a)                                       $    231,075
                                                         13,000  Lifecell Corp. (a)                                        401,960
                                                          1,600  Medical Action Industries, Inc. (a)                        35,344
                                                         14,844  Mentor Corp. (e)                                          645,714
                                                          7,000  Meridian Bioscience, Inc.                                 174,650
                                                         12,510  Merit Medical Systems, Inc. (a)                           172,138
                                                          7,237  Molecular Devices Corp. (a)                               221,163
                                                            500  Northstar Neuroscience, Inc. (a)                            5,190
                                                         13,800  NuVasive, Inc. (a)                                        251,574
                                                         17,059  OraSure Technologies, Inc. (a)                            162,402
                                                         13,398  Owens & Minor, Inc.                                       383,183
                                                         26,373  PSS World Medical, Inc. (a)                               465,483
                                                          6,800  Palomar Medical Technologies, Inc. (a)                    310,284
                                                          9,229  PolyMedica Corp.                                          331,875
                                                          6,815  SonoSite, Inc. (a)                                        266,058
                                                         12,300  Spectranetic Corp (a)                                     131,856
                                                         11,000  Stereotaxis, Inc. (a)                                     118,690
                                                         22,500  Steris Corp.                                              514,350
                                                          6,783  SurModics, Inc. (a)(e)                                    244,934
                                                         10,000  Symmetry Medical, Inc. (a)                                154,000
                                                         26,600  ThermoGenesis Corp. (a)                                   110,124
                                                         17,547  Thoratec Corp. (a)                                        243,377
                                                          9,560  Ventana Medical Systems Inc. (a)                          451,041
                                                          9,700  Viasys Healthcare, Inc. (a)                               248,320
                                                          1,524  Vital Signs, Inc.                                          75,484
                                                          9,876  West Pharmaceutical Services, Inc.                        358,301
                                                         13,900  Wright Medical Group, Inc. (a)                            290,927
                                                            600  Young Innovations, Inc.                                    21,138
                                                                                                                      ------------
                                                                                                                        13,040,265
----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                                   4,800  Air Methods Corp. (a)                                     125,664
                                                         14,300  Magellan Health Services, Inc. (a)                        647,933
                                                         12,471  Option Care, Inc.                                         149,403
                                                         11,197  Parexel International Corp. (a)                           323,033
                                                          7,895  RehabCare Group, Inc. (a)                                 137,215
                                                                                                                      ------------
                                                                                                                         1,383,248
----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.1%                                  1,500  Ampco-Pittsburgh Corp.                                     42,975
                                                          3,900  CIRCOR International, Inc.                                118,911
                                                            300  Compx International, Inc.                                   5,370
                                                          5,000  Dynamic Materials Corp.                                   169,350
                                                          9,250  Encore Wire Corp. (a)                                     332,445
                                                          6,100  Insteel Industries, Inc.                                  147,620
                                                         11,226  Kaydon Corp.                                              418,842
                                                          5,000  LB Foster Co. Class A (a)                                 121,350
                                                         11,758  Lone Star Technologies Inc. (a)                           635,167
                                                         13,463  Maverick Tube Corp. (a)                                   850,727
                                                         12,000  Mueller Water Products, Inc. (a)                          208,920
                                                          5,765  NN, Inc.                                                   71,198
                                                          7,155  NS Group, Inc. (a)                                        394,097
                                                         12,610  Quanex Corp.                                              543,113
                                                          8,800  RBC Bearings, Inc. (a)                                    199,760
                                                          8,713  RTI International Metals, Inc. (a)                        486,534

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          9,093  Ryerson, Inc.                                        $    245,511
                                                          8,400  Superior Essex, Inc. (a)                                  251,412
                                                          5,458  Valmont Industries, Inc.                                  253,742
                                                                                                                      ------------
                                                                                                                         5,497,044
----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.5%                    2,500  AM Castle & Co.                                            80,625
                                                          6,873  AMCOL International Corp.                                 181,104
                                                          7,211  Brush Engineered Materials, Inc. (a)                      150,349
                                                          8,218  Cleveland-Cliffs, Inc.                                    651,605
                                                          9,400  Compass Minerals International, Inc.                      234,530
                                                         32,844  GrafTech International Ltd. (a)                           190,495
                                                         47,600  Hecla Mining Co. (a)                                      249,900
                                                          7,453  Minerals Technologies, Inc.                               387,556
                                                         12,564  Stillwater Mining Co. (a)                                 159,312
                                                                                                                      ------------
                                                                                                                         2,285,476
----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit and Grain Processing - 0.0%                4,600  MGP Ingredients, Inc.                                     106,812
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer Discretionary - 0.0%    2,600  Core-Mark Holdings Co., Inc. (a)                           93,080
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%                     7,900  Reddy Ice Holdings, Inc.                                  160,765
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities - 0.2%             10,050  Ceradyne, Inc. (a)                                        497,374
                                                         11,779  Symyx Technologies Inc. (a)                               284,463
                                                          7,489  WD-40 Co.                                                 251,406
                                                                                                                      ------------
                                                                                                                         1,033,243
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing - 0.2%              10,938  Insituform Technologies, Inc. Class A (a)                 250,371
                                                         10,500  Metal Management, Inc.                                    321,510
                                                          5,255  Rogers Corp. (a)                                          296,067
                                                         27,459  USEC, Inc.                                                325,389
                                                          1,900  Xerium Technologies, Inc.                                  17,898
                                                                                                                      ------------
                                                                                                                         1,211,235
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.2%                   28,900  BE Aerospace, Inc. (a)                                    660,654
                                                         11,100  Blount International, Inc. (a)                            133,422
                                                                                                                      ------------
                                                                                                                           794,076
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.1%                           6,500  IHS, Inc. Class A (a)                                     192,595
                                                          2,700  iRobot Corp. (a)(e)                                        67,176
                                                                                                                      ------------
                                                                                                                           259,771
----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.3%                             4,800  Compass Diversified Trust                                  68,496
                                                         18,471  GenCorp, Inc. (a)(e)                                      296,090
                                                          5,000  Gentek Inc (a)                                            134,250
                                                          7,994  Kaman Corp. Class A                                       145,491
                                                          8,099  Lancaster Colony Corp.                                    319,668
                                                          7,000  Raven Industries, Inc.                                    220,500
                                                          1,765  Sequa Corp. Class A (a)                                   143,848
                                                                                                                      ------------
                                                                                                                         1,328,343
----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment - 0.3%             14,500  ACCO Brands Corp. (a)                                     317,550
                                                         22,200  Herman Miller, Inc.                                       572,094
                                                          8,274  Kimball International, Inc. Class B                       163,081
                                                          9,400  Knoll, Inc.                                               172,584
                                                          9,840  Presstek, Inc. (a)                                         91,610
                                                                                                                      ------------
                                                                                                                         1,316,919
----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                                  9,854  Atwood Oceanics, Inc. (a)                                 488,758
                                                          3,000  Bois d'Arc Energy, Inc. (a)                                49,410
                                                          5,700  Hercules Offshore, Inc. (a)                               199,500
                                                                                                                      ------------
                                                                                                                           737,668
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.0%                               7,400  ATP Oil & Gas Corp. (a)                              $    310,282
                                                          2,800  Arena Resources, Inc. (a)                                  96,012
                                                          7,250  Atlas America, Inc. (a)                                   324,872
                                                         18,100  Aurora Oil & Gas Corp. (a)                                 72,400
                                                         14,002  Berry Petroleum Co. Class A                               464,166
                                                          8,600  Bill Barrett Corp. (a)                                    254,646
                                                         20,500  Brigham Exploration Co. (a)                               162,155
                                                          6,500  Bronco Drilling Co., Inc. (a)                             135,785
                                                          5,600  Callon Petroleum Co. (a)                                  108,304
                                                          8,700  Carrizo Oil & Gas, Inc. (a)                               272,397
                                                          2,400  Clayton Williams Energy, Inc. (a)                          82,896
                                                         14,357  Comstock Resources, Inc. (a)                              428,700
                                                            800  Delek US Holdings, Inc. (a)                                12,160
                                                         13,900  EXCO Resources, Inc. (a)                                  158,460
                                                          8,000  Edge Petroleum Corp. (a)                                  159,840
                                                         18,800  Encore Acquisition Co. (a)                                504,404
                                                         15,400  Energy Partners Ltd. (a)                                  291,830
                                                         13,400  The Exploration Co. of Delaware, Inc. (a)                 142,844
                                                         21,900  Gasco Energy, Inc. (a)                                     97,455
                                                          5,700  GeoGlobal Resources, Inc. (a)                              27,873
                                                          6,000  Goodrich Petroleum Corp. (a)                              170,340
                                                         64,843  Grey Wolf, Inc. (a)                                       499,291
                                                          1,000  Gulfport Energy Corp. (a)                                  11,040
                                                         12,700  Harvest Natural Resources, Inc. (a)                       171,958
                                                         11,083  Houston Exploration Co. (a)                               678,169
                                                         23,900  Mariner Energy, Inc. (a)                                  439,043
                                                         10,800  McMoRan Exploration Co. (a)(e)                            190,080
                                                         29,011  Meridian Resource Corp. (a)                               101,539
                                                         14,000  Parallel Petroleum Corp. (a)                              345,940
                                                         18,742  PetroHawk Energy Corp. (a)                                236,149
                                                          6,800  Petroleum Development Corp. (a)                           256,360
                                                         13,600  Petroquest Energy, Inc. (a)                               167,008
                                                         12,300  Pioneer Drilling Co. (a)                                  189,912
                                                          9,700  Quest Resource Corp. (a)                                  131,435
                                                          9,720  Remington Oil & Gas Corp. (a)                             427,388
                                                          5,249  Resource America, Inc. Class A                             99,993
                                                         15,600  Rosetta Resources, Inc. (a)                               259,272
                                                          8,578  Stone Energy Corp. (a)                                    399,306
                                                          9,717  Swift Energy Co. (a)                                      417,151
                                                          4,300  Toreador Resources Corp. (a)(e)                           120,959
                                                         20,000  Transmeridian Exploration, Inc. (a)                       114,000
                                                         16,400  Warren Resources, Inc. (a)                                235,504
                                                          6,500  Western Refining, Inc.                                    140,270
                                                         11,710  Whiting Petroleum Corp. (a)                               490,298
                                                                                                                      ------------
                                                                                                                        10,399,886
----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.3%                          20,900  Delta Petroleum Corp. (a)                                 356,345
                                                          3,800  GMX Resources Inc. (a)                                    117,496
                                                          5,700  Giant Industries, Inc. (a)                                379,335
                                                         16,800  KCS Energy, Inc. (a)                                      498,960
                                                                                                                      ------------
                                                                                                                         1,352,136
----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International - 0.1%                     24,600  Vaalco Energy, Inc. (a)                                   240,096
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                                 18,076  Ferro Corp.                                          $    288,493
                                                         11,340  H.B. Fuller Co.                                           494,084
                                                          1,693  Kronos Worldwide, Inc.                                     49,520
                                                                                                                      ------------
                                                                                                                           832,097
----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                             10,626  Albany International Corp. Class A                        450,436
                                                         18,600  Bowater, Inc.                                             423,150
                                                          7,698  Buckeye Technologies, Inc. (a)                             58,813
                                                         10,174  Caraustar Industries, Inc. (a)                             91,566
                                                          8,892  Chesapeake Corp.                                          145,918
                                                          9,000  Mercer International, Inc.-Sbi (a)(e)                      78,120
                                                          4,900  Neenah Paper, Inc.                                        149,205
                                                         14,801  P.H. Glatfelter Co.                                       234,892
                                                          8,080  Rock-Tenn Co. Class A                                     128,876
                                                         14,942  Wausau Paper Corp.                                        186,028
                                                                                                                      ------------
                                                                                                                         1,947,004
----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                           6,100  The Lamson & Sessions Co. (a)                             172,996
                                                          4,700  PW Eagle, Inc.                                            142,128
                                                         13,454  Spartech Corp.                                            304,060
                                                                                                                      ------------
                                                                                                                           619,184
----------------------------------------------------------------------------------------------------------------------------------
Pollution Control and Environmental Services - 0.2%       5,600  American Ecology Corp.                                    148,400
                                                          5,800  Basin Water, Inc. (a)                                      58,116
                                                         19,000  Darling International, Inc. (a)                            86,070
                                                         16,246  Headwaters, Inc. (a)                                      415,248
                                                          3,600  TEAM INC (a)                                               90,180
                                                                                                                      ------------
                                                                                                                           798,014
----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                      10,251  Regal-Beloit Corp.                                        452,582
----------------------------------------------------------------------------------------------------------------------------------
Printing and Copying Services - 0.1%                     12,882  Bowne & Co., Inc.                                         184,213
                                                         17,700  Cenveo, Inc. (a)                                          317,715
                                                          7,300  Schawk, Inc.                                              127,750
                                                                                                                      ------------
                                                                                                                           629,678
----------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.2%                    3,500  ADE Corp. (a)                                             113,715
                                                         12,457  ATMI, Inc. (a)                                            306,691
                                                         41,200  Axcelis Technologies, Inc. (a)                            243,080
                                                         24,878  Brooks Automation, Inc. (a)                               293,560
                                                         14,556  Cognex Corp.                                              378,893
                                                         42,568  Credence Systems Corp. (a)                                148,988
                                                         12,900  Cymer, Inc. (a)                                           599,334
                                                          6,631  Dionex Corp. (a)                                          362,450
                                                         11,161  Electro Scientific Industries, Inc. (a)                   200,786
                                                         17,300  Emcore Corp. (a)                                          166,080
                                                         43,499  Entegris, Inc. (a)                                        414,545
                                                          7,690  Esterline Technologies Corp. (a)                          319,827
                                                          9,955  FEI Co. (a)                                               225,779
                                                          8,700  Intevac, Inc. (a)                                         188,616
                                                         24,056  Kulicke & Soffa Industries, Inc. (a)                      178,255
                                                         25,503  LTX Corp. (a)                                             178,776
                                                          6,200  MTS Systems Corp.                                         244,962
                                                         21,899  Mattson Technology, Inc. (a)                              213,953
                                                          8,262  Photon Dynamics, Inc. (a)                                 103,440
                                                         11,979  Photronics, Inc. (a)                                      177,289
                                                          5,600  Rofin-Sinar Technologies, Inc. (a)                        321,832

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         11,073  Rudolph Technologies, Inc. (a)                       $    160,559
                                                         10,490  Ultratech, Inc. (a)                                       165,113
                                                         19,113  Varian Semiconductor Equipment Associates, Inc. (a)       623,275
                                                                                                                      ------------
                                                                                                                         6,329,798
----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.4%                          8,494  Banta Corp.                                               393,527
                                                          5,000  Consolidated Graphics, Inc. (a)                           260,300
                                                          2,150  Courier Corp.                                              86,043
                                                          8,482  Martha Stewart Living Omnimedia, Inc. Class A (a)(e)      141,734
                                                         10,907  Playboy Enterprises, Inc. Class B (a)                     108,852
                                                         56,100  Primedia, Inc. (a)                                        102,663
                                                          2,800  Private Media Group, Inc. (a)                              13,160
                                                         37,500  The Reader's Digest Association, Inc. Class A             523,500
                                                         14,260  Scholastic Corp. (a)                                      370,332
                                                                                                                      ------------
                                                                                                                         2,000,111
----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.3%                            29,800  Belo Corp. Class A                                        464,880
                                                         32,529  Hollinger International, Inc. Class A                     261,208
                                                         11,100  Journal Communications, Inc. Class A                      124,764
                                                         16,433  Journal Register Co.                                      147,240
                                                         14,700  Lee Enterprises, Inc.                                     396,165
                                                          9,000  Media General, Inc. Class A                               377,010
                                                                                                                      ------------
                                                                                                                         1,771,267
----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%                           15,700  CKX, Inc. (a)                                             213,049
                                                         12,300  Citadel Broadcasting Corp.                                109,470
                                                         19,500  Cox Radio, Inc. Class A (a)                               281,190
                                                         23,900  Cumulus Media, Inc. Class A (a)(e)                        255,013
                                                         13,600  Emmis Communications Corp. Class A (a)                    212,704
                                                         11,200  Entercom Communications Corp.                             292,992
                                                          1,500  Fisher Communications, Inc. (a)                            63,195
                                                         21,500  Gray Television, Inc.                                     124,485
                                                         11,000  Lin TV Corp. Class A (a)                                   83,050
                                                          4,400  Outdoor Channel Holdings, Inc. (a)                         45,408
                                                         25,500  Radio One, Inc. Class D (a)                               188,700
                                                          3,183  Salem Communications Corp. Class A (a)                     41,411
                                                         19,064  Sinclair Broadcast Group, Inc. Class A                    163,188
                                                         14,884  Spanish Broadcasting System, Inc. Class A (a)              76,057
                                                         23,100  Westwood One, Inc.                                        173,250
                                                         10,496  World Wrestling Entertainment, Inc.                       177,277
                                                                                                                      ------------
                                                                                                                         2,500,439
----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                                 1,700  American Railcar Industries, Inc.                          56,287
                                                          5,000  Freightcar America, Inc.                                  277,550
                                                          4,500  Greenbrier Cos., Inc.                                     147,330
                                                         15,639  Westinghouse Air Brake Technologies Corp.                 584,899
                                                                                                                      ------------
                                                                                                                         1,066,066
----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.2%                                         11,481  Florida East Coast Industries, Inc.                       600,801
                                                         11,475  Genesee & Wyoming, Inc. Class A (a)                       407,018
                                                         13,002  RailAmerica, Inc. (a)                                     136,001
                                                                                                                      ------------
                                                                                                                         1,143,820
----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                                        1,200  AMREP Corp.                                                65,184
                                                          9,800  Affordable Residential Communities                        105,350
                                                          2,000  Avatar Holdings, Inc. (a)(e)                              113,940
                                                          5,500  Bluegreen Corp. (a)                                        63,030
                                                          3,400  California Coastal Communities, Inc. (a)                  108,800
                                                          1,900  Consolidated-Tomoka Land Co.                              104,766
                                                          4,800  Housevalues, Inc. (a)(e)                                   33,264

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          5,200  Newkirk Realty Trust, Inc.                           $     90,272
                                                          2,715  Tejon Ranch Co. (a)                                       111,749
                                                         11,300  Trammell Crow Co. (a)                                     397,421
                                                                                                                      ------------
                                                                                                                         1,193,776
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 6.1%             23,600  Aames Investment Corp.                                    117,764
                                                         10,001  Acadia Realty Trust                                       236,524
                                                          4,200  Agree Realty Corp.                                        142,674
                                                            567  Alexander's, Inc. (a)                                     154,088
                                                          8,556  Alexandria Real Estate Equities, Inc.                     758,746
                                                          8,050  American Campus Communities, Inc.                         200,043
                                                         41,900  American Financial Realty Trust                           405,592
                                                         15,287  American Home Mortgage Investment Corp.                   563,479
                                                         24,100  Anthracite Capital, Inc.                                  293,056
                                                         15,100  Anworth Mortgage Asset Corp.                              125,330
                                                          6,200  Arbor Realty Trust, Inc.                                  155,310
                                                         20,400  Ashford Hospitality Trust, Inc.                           257,448
                                                         17,850  BioMed Realty Trust, Inc.                                 534,429
                                                         16,000  Capital Lease Funding, Inc.                               182,560
                                                          2,700  Capital Trust, Inc.                                        96,174
                                                          7,300  Cedar Shopping Centers, Inc.                              107,456
                                                          3,700  CentraCore Properties Trust                                91,575
                                                         13,000  Corporate Office Properties Trust                         547,040
                                                         12,800  Cousins Properties, Inc.                                  395,904
                                                         25,800  Crescent Real Estate EQT Co.                              478,848
                                                         14,600  Deerfield Triarc Capital Corp.                            189,508
                                                         19,300  DiamondRock Hospitality Co.                               285,833
                                                          4,500  Digital Realty Trust, Inc.                                111,105
                                                          8,927  Eastgroup Properties Inc.                                 416,712
                                                         12,500  Education Realty Trust, Inc.                              208,125
                                                          9,880  Entertainment Properties Trust                            425,334
                                                         18,140  Equity Inns, Inc.                                         300,398
                                                          6,494  Equity Lifestyle Properties, Inc.                         284,632
                                                         11,000  Equity One, Inc.                                          229,900
                                                         15,050  Extra Space Storage, Inc.                                 244,412
                                                         20,370  FelCor Lodging Trust, Inc.                                442,844
                                                         21,900  Fieldstone Investment Corp.                               200,604
                                                         15,100  First Industrial Realty Trust, Inc.                       572,894
                                                          6,800  First Potomac Realty Trust                                202,572
                                                         15,500  Franklin Street Properties Corp.                          305,040
                                                         49,200  Friedman Billings Ramsey Group, Inc. Class A              539,724
                                                         13,190  GMH Communities Trust                                     173,844
                                                          5,200  Getty Realty Corp.                                        147,888
                                                         13,739  Glenborough Realty Trust, Inc.                            295,938
                                                         14,856  Glimcher Realty Trust                                     368,577
                                                          3,950  Gramercy Capital Corp.                                    102,305
                                                         15,700  Healthcare Realty Trust, Inc.                             500,045
                                                          8,400  Heritage Property Investment Trust                        293,328
                                                         15,300  Hersha Hospitality Trust                                  142,137
                                                         17,300  Highland Hospitality Corp.                                243,584
                                                         20,600  Highwoods Properties, Inc.                                745,308
                                                         13,120  Home Properties, Inc.                                     728,291
                                                         17,000  HomeBanc Corp.                                            134,980
                                                         25,400  IMPAC Mortgage Holdings, Inc.                             283,972
                                                         27,300  Inland Real Estate Corp.                                  406,224

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         14,392  Innkeepers USA Trust                                 $    248,694
                                                         15,500  Investors Real Estate Trust                               139,965
                                                          6,000  JER Investors Trust, Inc.                                  93,300
                                                         26,800  KKR Financial Corp.                                       557,708
                                                          7,240  Kite Realty Group Trust                                   112,872
                                                          6,800  LTC Properties, Inc.                                      151,980
                                                         13,320  LaSalle Hotel Properties                                  616,716
                                                         17,642  Lexington Corporate Properties Trust                      381,067
                                                         17,021  Longview Fibre Co.                                        324,931
                                                         18,600  Luminent Mortgage Capital, Inc.                           172,236
                                                         26,400  MFA Mortgage Investments, Inc.                            181,632
                                                         14,800  Maguire Properties, Inc.                                  520,516
                                                         18,800  Medical Properties Trust, Inc.                            207,552
                                                          9,229  Mid-America Apartment Communities, Inc.                   514,517
                                                         19,100  The Mills Corp.                                           510,925
                                                          9,750  MortgageIT Holdings, Inc.                                 117,585
                                                          7,529  National Health Investors, Inc.                           202,455
                                                         17,775  National Retail Properties, Inc.                          354,611
                                                         28,559  Nationwide Health Properties, Inc.                        642,863
                                                         14,700  Newcastle Investment Corp.                                372,204
                                                         15,000  NorthStar Realty Finance Corp.                            180,150
                                                         11,000  Novastar Financial, Inc. (e)                              347,710
                                                         19,300  Omega Healthcare Investors, Inc.                          255,146
                                                          5,308  PS Business Parks, Inc.                                   313,172
                                                          6,104  Parkway Properties, Inc.                                  277,732
                                                         11,632  Pennsylvania Real Estate Investment Trust                 469,584
                                                         14,286  Post Properties, Inc.                                     647,727
                                                         14,647  Potlatch Corp.                                            552,924
                                                         11,600  RAIT Investment Trust                                     338,720
                                                          7,800  Ramco-Gershenson Properties Trust                         210,054
                                                         27,700  Realty Income Corp.                                       606,630
                                                          7,095  Redwood Trust, Inc.                                       346,449
                                                         14,100  Republic Property Trust                                   139,308
                                                          3,922  Saul Centers, Inc.                                        159,939
                                                         15,000  Saxon Capital Inc.                                        171,600
                                                         21,314  Senior Housing Properties Trust                           381,734
                                                          2,700  Sizeler Property Investors, Inc.                           43,362
                                                          7,304  Sovran Self Storage, Inc.                                 370,970
                                                         33,300  Spirit Finance Corp.                                      374,958
                                                         28,300  Strategic Hotel Capital, Inc.                             586,942
                                                          7,943  Sun Communities, Inc.                                     258,386
                                                         18,900  Sunstone Hotel Investors, Inc.                            549,234
                                                         10,222  Tanger Factory Outlet Centers, Inc.                       330,886
                                                          2,875  Tarragon Corp.                                             39,819
                                                         21,900  Trustreet Properties, Inc.                                288,861
                                                         19,170  U-Store-It Trust                                          361,546
                                                          4,127  Universal Health Realty Income Trust                      129,381
                                                          6,700  Urstadt Biddle Properties, Inc. Class A                   109,143
                                                         16,265  Washington Real Estate Investment Trust                   596,926
                                                          3,900  Windrose Medical Properties Trust                          56,940
                                                          8,255  Winston Hotels, Inc.                                      101,124
                                                          2,300  Winthrop Realty Trust, Inc.                                13,662
                                                                                                                      ------------
                                                                                                                        31,405,146
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%                      5,643  Arctic Cat, Inc.                                     $    110,095
                                                         21,299  Fleetwood Enterprises, Inc. (a)                           160,594
                                                          2,075  Marine Products Corp.                                      20,190
                                                          8,924  Monaco Coach Corp.                                        113,335
                                                         13,800  Polaris Industries, Inc.                                  597,540
                                                         12,890  Winnebago Industries, Inc. (e)                            400,106
                                                                                                                      ------------
                                                                                                                         1,401,860
----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial - 0.1%              3,853  Electro Rent Corp. (a)                                     61,725
                                                          5,200  H&E Equipment Services, Inc. (a)                          153,140
                                                          2,000  Interpool, Inc.                                            44,440
                                                          2,000  Marlin Business Services, Inc. (a)                         45,120
                                                          6,210  McGrath RentCorp                                          172,700
                                                         12,400  Williams Scotsman International, Inc. (a)                 270,816
                                                                                                                      ------------
                                                                                                                           747,941
----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer - 0.3%               13,493  Aaron Rents, Inc.                                         362,692
                                                          3,400  Amerco, Inc. (a)                                          342,244
                                                          8,195  Dollar Thrifty Automotive Group (a)                       369,349
                                                         23,400  Rent-A-Center, Inc. (a)                                   581,724
                                                                                                                      ------------
                                                                                                                         1,656,009
----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.6%                                       12,400  AFC Enterprises Inc. (a)                                  158,100
                                                         29,400  Applebees International, Inc.                             565,068
                                                          3,800  BJ's Restaurants, Inc. (a)                                 84,892
                                                         14,380  Bob Evans Farms, Inc.                                     431,544
                                                          3,525  Buffalo Wild Wings, Inc. (a)                              135,043
                                                         12,500  CBRL Group, Inc.                                          424,000
                                                         11,050  CEC Entertainment, Inc. (a)                               354,926
                                                         18,400  CKE Restaurants, Inc.                                     305,624
                                                          8,800  California Pizza Kitchen, Inc. (a)                        241,824
                                                          3,400  Chipotle Mexican Grill, Inc. Class A (a)                  207,230
                                                          7,200  Cosi, Inc. (a)                                             44,856
                                                         30,700  Denny's Corp. (a)                                         112,976
                                                         11,250  Domino's Pizza, Inc.                                      278,325
                                                          5,848  IHOP Corp.                                                281,172
                                                         12,218  Jack in the Box, Inc. (a)                                 478,946
                                                         18,300  Krispy Kreme Doughnuts, Inc. (a)(e)                       148,962
                                                          5,496  Landry's Restaurants, Inc.                                178,345
                                                          7,854  Lone Star Steakhouse & Saloon, Inc.                       206,010
                                                          7,100  Luby's, Inc. (a)                                           74,053
                                                          2,400  McCormick & Schmick's Seafood Restaurants, Inc. (a)        57,120
                                                            600  Morton's Restaurant Group, Inc. (a)                         9,192
                                                         11,084  O'Charleys, Inc. (a)                                      188,428
                                                         10,608  PF Chang's China Bistro, Inc. (a)                         403,316
                                                          9,096  Papa John's International, Inc. (a)                       301,987
                                                         13,577  Rare Hospitality International, Inc. (a)                  390,475
                                                          6,800  Red Robin Gourmet Burgers, Inc. (a)                       289,408
                                                         20,900  Ruby Tuesday, Inc.                                        510,169
                                                          8,400  Ruth's Chris Steak House, Inc. (a)                        171,528
                                                         14,100  Ryan's Restaurant Group, Inc. (a)                         167,931
                                                         28,800  Sonic Corp. (a)                                           598,752
                                                          8,228  The Steak n Shake Co. (a)                                 124,572
                                                         15,000  Texas Roadhouse, Inc. Class A (a)                         202,800
                                                         18,450  Triarc Cos.                                               288,374
                                                                                                                      ------------
                                                                                                                         8,415,948
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Retail - 3.6%                                             8,324  1-800-FLOWERS.COM, Inc. Class A (a)                  $     48,029
                                                         13,500  99 Cents Only Stores (a)                                  141,210
                                                          7,400  AC Moore Arts & Crafts, Inc. (a)                          120,694
                                                         18,150  Aeropostale, Inc. (a)                                     524,353
                                                          5,350  America's Car Mart, Inc. (a)                              108,658
                                                          2,500  Asbury Automotive Group, Inc. (a)                          52,350
                                                          9,800  Big 5 Sporting Goods Corp.                                191,100
                                                         42,300  Big Lots, Inc. (a)                                        722,484
                                                         63,500  Blockbuster, Inc. Class A (e)                             316,230
                                                          6,200  Blue Nile, Inc. (a)(e)                                    199,392
                                                          3,900  The Bon-Ton Stores, Inc.                                   85,332
                                                          7,300  Books-A-Million, Inc.                                     121,764
                                                         20,900  Borders Group, Inc.                                       385,814
                                                          9,418  Brown Shoe Co., Inc.                                      320,965
                                                          2,249  The Buckle, Inc.                                           94,166
                                                          3,800  Build-A-Bear Workshop, Inc. (a)                            81,738
                                                          6,700  bebe Stores, Inc.                                         103,314
                                                         14,634  CSK Auto Corp. (a)                                        175,169
                                                          8,500  Cabela's, Inc. Class A (a)                                163,710
                                                          4,050  Cache, Inc. (a)                                            70,227
                                                         14,000  Casual Male Retail Group, Inc. (a)(e)                     140,700
                                                         10,995  The Cato Corp. Class A                                    284,221
                                                          8,700  Central Garden and Pet Co. (a)                            374,535
                                                          6,900  Charlotte Russe Holding, Inc. (a)                         165,186
                                                         40,840  Charming Shoppes, Inc. (a)                                459,042
                                                          8,485  The Children's Place Retail Stores, Inc. (a)              509,524
                                                         12,128  Christopher & Banks Corp.                                 351,712
                                                          1,500  Conn's, Inc. (a)                                           39,825
                                                          9,876  Cost Plus, Inc. (a)                                       144,782
                                                            500  DEB Shops, Inc.                                            12,055
                                                         17,890  Dress Barn, Inc. (a)                                      453,512
                                                          7,109  dELiA*s, Inc. (a)                                          57,441
                                                         18,700  drugstore.com, Inc. (a)                                    54,230
                                                          5,000  Ezcorp, Inc. (a)                                          188,450
                                                          3,900  FTD Group, Inc. (a)                                        52,650
                                                         16,935  Fred's, Inc.                                              226,082
                                                         11,300  GSI Commerce, Inc. (a)                                    152,889
                                                          8,400  Gaiam, Inc. (a)                                           117,768
                                                             16  Gander Mountain Co. (a)                                        92
                                                          7,738  Genesco, Inc. (a)                                         262,086
                                                          9,500  Global Imaging Systems, Inc. (a)                          392,160
                                                          9,432  Group 1 Automotive, Inc.                                  531,399
                                                         10,139  Guitar Center, Inc. (a)                                   450,881
                                                         12,658  Gymboree Corp. (a)                                        439,992
                                                         16,581  HOT Topic, Inc. (a)                                       190,847
                                                         14,275  Hibbett Sporting Goods, Inc. (a)                          341,173
                                                         19,398  Insight Enterprises, Inc. (a)                             369,532
                                                          8,505  Jo-Ann Stores, Inc. (a)                                   124,598
                                                          7,633  Jos. A. Bank Clothiers, Inc. (a)                          182,887
                                                          1,547  Lawson Products, Inc.                                      60,983
                                                          5,300  Lithia Motors, Inc. Class A                               160,696
                                                          7,100  MarineMax, Inc. (a)                                       186,233
                                                         15,900  Men's Wearhouse, Inc.                                     481,770
                                                          4,900  New York & Co. (a)                                         47,873

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          5,300  Overstock.com, Inc. (a)(e)                           $    112,678
                                                         18,110  PEP Boys-Manny, Moe & Jack                                212,430
                                                         27,000  Pacific Sunwear of California, Inc. (a)                   484,110
                                                          8,700  The Pantry, Inc. (a)                                      500,598
                                                         21,900  Payless Shoesource, Inc. (a)                              595,023
                                                         19,800  Petco Animal Supplies, Inc. (a)                           404,514
                                                          8,900  PetMed Express, Inc. (a)                                   97,633
                                                         28,999  Pier 1 Imports, Inc. (e)                                  202,413
                                                         10,016  Priceline.com, Inc. (a)                                   299,078
                                                         14,300  Restoration Hardware, Inc. (a)                            102,674
                                                          6,700  Retail Ventures, Inc. (a)                                 119,394
                                                          9,800  Rush Enterprises Inc. Class A (a)                         178,066
                                                          3,947  Russ Berrie & Co., Inc. (a)                                48,390
                                                          9,654  School Specialty, Inc. (a)                                307,480
                                                          8,700  Sonic Automotive, Inc.                                    192,966
                                                          1,400  The Sportsman's Guide, Inc. (a)                            42,700
                                                          8,900  Stage Stores, Inc.                                        293,700
                                                          7,703  Stamps.com, Inc. (a)                                      214,297
                                                          7,824  Stein Mart, Inc.                                          115,795
                                                          7,300  Talbots, Inc.                                             134,685
                                                         11,166  Too, Inc. (a)                                             428,663
                                                         12,990  Tuesday Morning Corp. (e)                                 170,819
                                                         14,780  United Natural Foods, Inc. (a)                            488,036
                                                         11,056  ValueVision Media, Inc. Class A (a)                       121,948
                                                          3,100  Volcom Inc. (a)                                            99,169
                                                         18,300  The Wet Seal, Inc. Class A (a)                             89,304
                                                         18,700  Zale Corp. (a)                                            450,483
                                                          4,000  Zumiez, Inc. (a)                                          150,280
                                                                                                                      ------------
                                                                                                                        18,691,831
----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.0%                                     6,437  Anchor Bancorp Wisconsin, Inc.                            194,204
                                                          8,750  BFC Financial Corp. (a)                                    58,187
                                                         25,638  Bank Mutual Corp.                                         313,296
                                                         18,142  BankAtlantic Bancorp, Inc. Class A                        269,227
                                                         12,673  BankUnited Financial Corp. Class A                        386,780
                                                          2,600  Berkshire Hills Bancorp, Inc.                              92,248
                                                         23,787  Brookline Bancorp, Inc.                                   327,547
                                                            500  Charter Financial Corp.                                    19,730
                                                          1,500  Citizens First Bancorp, Inc.                               40,065
                                                          4,402  Coastal Financial Corp.                                    56,830
                                                         16,226  Commercial Capital Bancorp, Inc.                          255,559
                                                          9,549  Dime Community Bancshares, Inc.                           129,580
                                                          6,800  Downey Financial Corp.                                    461,380
                                                         10,422  Fidelity Bankshares, Inc.                                 331,628
                                                          4,026  First Financial Holdings, Inc.                            128,832
                                                          6,400  First Indiana Corp.                                       166,592
                                                         42,653  First Niagara Financial Group, Inc.                       597,995
                                                          3,100  First Place Financial Corp.                                71,331
                                                          8,750  First Republic Bank                                       400,750
                                                          6,800  FirstFed Financial Corp. (a)                              392,156
                                                         11,250  Flagstar Bancorp, Inc.                                    179,550
                                                          8,875  Flushing Financial Corp.                                  159,395
                                                          2,978  Great Southern Bancorp, Inc.                               90,918
                                                          8,417  Harbor Florida Bancshares, Inc.                           312,607
                                                          3,000  Horizon Financial Corp.                                    82,290

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          3,250  IBERIABANK Corp.                                     $    187,005
                                                          1,800  ITLA Capital Corp.                                         94,644
                                                          9,100  KNBT Bancorp, Inc.                                        150,332
                                                          6,600  Kearny Financial Corp.                                     97,680
                                                         10,960  MAF Bancorp, Inc.                                         469,526
                                                            300  NASB Financial, Inc.                                       10,365
                                                         23,111  Netbank, Inc.                                             153,226
                                                         36,300  NewAlliance Bancshares, Inc.                              519,453
                                                          4,867  Northwest Bancorp, Inc.                                   128,976
                                                          5,296  OceanFirst Financial Corp.                                117,677
                                                         15,665  Ocwen Financial Corp. (a)                                 199,102
                                                          8,211  PFF Bancorp, Inc.                                         272,277
                                                         15,828  Partners Trust Financial Group, Inc.                      180,597
                                                          3,100  Pennfed Financial Services, Inc.                           57,815
                                                         26,558  Provident Financial Services, Inc.                        476,716
                                                         12,689  Provident New York Bancorp                                167,749
                                                          3,400  Rockville Financial, Inc. (a)                              50,048
                                                          2,400  Sound Federal Bancorp, Inc.                                49,896
                                                         13,953  Sterling Financial Corp.                                  425,706
                                                          5,100  Texas United Bancshares, Inc.                             143,565
                                                          6,300  TierOne Corp.                                             212,751
                                                          8,661  United Community Financial Corp.                          103,932
                                                         36,333  W Holding Co., Inc.                                       241,614
                                                            400  Westfield Financial, Inc.                                  11,172
                                                          8,300  Willow Grove Bancorp, Inc.                                132,053
                                                                                                                      ------------
                                                                                                                        10,172,554
----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.1%                  13,535  Newport Corp. (a)                                         218,184
                                                         10,335  Varian, Inc. (a)                                          429,006
                                                                                                                      ------------
                                                                                                                           647,190
----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.5%                   17,445  CharterMac                                                326,396
                                                          5,100  GFI Group, Inc. (a)                                       275,145
                                                          4,300  Gladstone Investment Corp.                                 64,500
                                                         38,000  Knight Capital Group, Inc. Class A (a)                    578,740
                                                         17,700  LaBranche & Co., Inc. (a)(e)                              214,347
                                                         13,800  MarketAxess Holdings, Inc. (a)(e)                         151,938
                                                         10,361  NCO Group, Inc. (a)                                       273,945
                                                          6,900  optionsXpress Holdings, Inc.                              160,839
                                                          4,700  Penson Worldwide, Inc. (a)                                 80,887
                                                          5,304  SWS Group, Inc.                                           127,932
                                                          4,200  Thomas Weisel Partners Group, Inc. (a)                     79,842
                                                                                                                      ------------
                                                                                                                         2,334,511
----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.2%                              14,570  ABM Industries, Inc.                                      249,147
                                                          9,605  AMN Healthcare Services, Inc. (a)                         194,982
                                                          7,661  Administaff, Inc.                                         274,340
                                                          7,600  The Advisory Board Co. (a)                                365,484
                                                          5,700  Ambassadors Group, Inc.                                   164,616
                                                          1,100  Ambassadors International, Inc.                            25,575
                                                            700  Barrett Business Services (a)                              12,845
                                                         26,753  CBIZ, Inc. (a)                                            198,240
                                                          6,101  CDI Corp.                                                 176,929
                                                          5,100  CRA International, Inc. (a)                               230,214
                                                          7,378  Casella Waste Systems, Inc. (a)                            96,578
                                                          2,800  Central Parking Corp.                                      44,800
                                                          8,272  Chemed Corp.                                              451,072

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          5,300  Clark, Inc.                                          $     69,960
                                                         13,400  Cogent, Inc. (a)                                          201,938
                                                          6,600  Coinmach Service Corp. Class A                             67,650
                                                          9,292  Coinstar, Inc. (a)                                        222,450
                                                          1,500  Cornell Cos., Inc. (a)                                     23,040
                                                          6,750  CoStar Group, Inc. (a)                                    403,852
                                                         13,700  Cross Country Healthcare, Inc. (a)                        249,203
                                                          9,800  DiamondCluster International, Inc. Class A (a)             77,616
                                                          5,700  DynCorp. International, Inc. (a)                           59,166
                                                          8,604  Exponent, Inc. (a)                                        145,408
                                                         12,541  FTI Consulting, Inc. (a)                                  335,723
                                                          2,300  First Advantage Corp. Class A (a)                          53,498
                                                         11,300  First Consulting Group, Inc. (a)                           99,892
                                                          4,481  Forrester Research, Inc. (a)                              125,378
                                                          7,077  G&K Services, Inc. Class A                                242,741
                                                          5,600  The Geo Group, Inc. (a)                                   196,280
                                                         10,700  Gevity HR, Inc.                                           284,085
                                                         16,500  Harris Interactive, Inc. (a)                               94,050
                                                          7,658  Heidrick & Struggles International, Inc. (a)              259,147
                                                         17,400  Home Solutions of America, Inc. (a)                       107,358
                                                         11,000  Hudson Highland Group, Inc. (a)                           118,690
                                                          1,300  ICT Group, Inc. (a)                                        31,889
                                                         34,700  IKON Office Solutions, Inc.                               437,220
                                                         11,100  Jackson Hewitt Tax Service, Inc.                          347,985
                                                          6,768  Kelly Services, Inc. Class A                              183,887
                                                          6,600  Kenexa Corp. (a)                                          210,210
                                                         12,500  Kforce, Inc. (a)                                          193,625
                                                          6,700  The Knot, Inc. (a)                                        140,231
                                                         12,968  Korn/Ferry International (a)                              254,043
                                                         18,222  Labor Ready, Inc. (a)                                     412,728
                                                         12,100  Lightbridge, Inc. (a)                                     156,695
                                                          4,900  Liquidity Services, Inc. (a)                               76,293
                                                          6,004  MAXIMUS, Inc.                                             138,993
                                                         34,405  MPS Group, Inc. (a)                                       518,139
                                                          5,242  Midas, Inc. (a)                                            96,453
                                                          5,600  Monro Muffler, Inc.                                       182,336
                                                         14,123  Navigant Consulting, Inc. (a)                             319,886
                                                          3,200  Navigant International, Inc. (a)                           51,296
                                                         16,300  Net 1 UEPS Technologies, Inc. (a)                         445,805
                                                          4,117  Netratings, Inc. (a)                                       57,185
                                                          6,300  On Assignment, Inc. (a)                                    57,897
                                                         17,364  PHH Corp. (a)                                             478,205
                                                          9,000  People Support, Inc. (a)                                  121,140
                                                          8,500  Perficient, Inc. (a)                                      105,060
                                                          3,460  Pre-Paid Legal Services, Inc. (e)                         119,370
                                                          6,000  The Providence Service Corp. (a)                          163,380
                                                         17,500  Regis Corp.                                               623,175
                                                         18,732  Resources Connection, Inc. (a)                            468,675
                                                          9,902  Rollins, Inc.                                             194,475
                                                         13,800  Sirva, Inc. (a)                                            89,286
                                                         13,700  Sitel Corp. (a)                                            53,704
                                                         15,600  Source Interlink Cos., Inc. (a)                           185,640
                                                         20,729  Spherion Corp. (a)                                        189,048
                                                            600  Standard Parking Corp. (a)                                 16,248

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          6,240  Startek, Inc.                                        $     93,288
                                                         32,900  Synagro Technologies, Inc.                                129,297
                                                         11,389  TeleTech Holdings, Inc. (a)                               144,185
                                                         19,131  Tetra Tech, Inc. (a)                                      339,384
                                                          2,000  Travelzoo, Inc. (a)(e)                                     60,680
                                                          4,900  Unifirst Corp.                                            169,050
                                                          3,600  Vertrue, Inc. (a)                                         154,908
                                                          6,700  Viad Corp.                                                209,710
                                                          3,759  Volt Information Sciences, Inc. (a)                       175,169
                                                         17,018  Waste Connections, Inc. (a)                               619,455
                                                            700  Waste Industries USA, Inc.                                 15,876
                                                          6,533  Waste Services, Inc. (a)                                   58,732
                                                         13,515  Watson Wyatt Worldwide, Inc.                              474,917
                                                         19,013  Wireless Facilities, Inc. (a)                              52,286
                                                         10,500  World Fuel Services Corp.                                 479,745
                                                                                                                      ------------
                                                                                                                        16,218,831
----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                                          11,900  American Commercial Lines, Inc. (a)                       716,975
                                                          7,400  Gulfmark Offshore, Inc. (a)                               191,142
                                                          4,300  Horizon  Lines, Inc. Class A                               68,886
                                                          3,300  Maritrans, Inc.                                            82,170
                                                          2,100  Star Maritime Acquisition Corp. (a)                        21,336
                                                                                                                      ------------
                                                                                                                         1,080,509
----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.5%                                              2,300  CROCS, Inc. (a)(e)                                         57,845
                                                          6,900  DSW, Inc. Class A (a)                                     251,298
                                                          4,600  Deckers Outdoor Corp. (a)                                 177,376
                                                         17,566  The Finish Line, Inc. Class A                             207,806
                                                         10,800  Iconix Brand Group, Inc. (a)                              176,472
                                                         10,996  K-Swiss, Inc. Class A                                     293,593
                                                          3,192  Kenneth Cole Productions, Inc. Class A                     71,277
                                                          4,400  Shoe Carnival, Inc. (a)                                   104,984
                                                          5,255  Skechers U.S.A., Inc. Class A (a)                         126,698
                                                          8,468  Steven Madden Ltd.                                        250,822
                                                         12,235  Stride Rite Corp.                                         161,380
                                                         16,500  Timberland Co. Class A (a)                                430,650
                                                            300  Weyco Group, Inc.                                           6,966
                                                         18,608  Wolverine World Wide, Inc.                                434,125
                                                                                                                      ------------
                                                                                                                         2,751,292
----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                                             36,727  AK Steel Holding Corp. (a)                                507,934
                                                          8,545  Chaparral Steel Co. (a)                                   615,411
                                                          7,534  Gibraltar Industries, Inc.                                218,486
                                                          3,900  Olympic Steel, Inc.                                       138,021
                                                         12,500  Oregon Steel Mills, Inc. (a)                              633,250
                                                          8,750  Schnitzer Steel Industries, Inc. Class A                  310,450
                                                          5,700  Steel Technologies, Inc.                                  110,808
                                                          3,600  Wheeling-Pittsburgh Corp. (a)                              71,604
                                                         24,000  Worthington Industries, Inc.                              502,800
                                                                                                                      ------------
                                                                                                                         3,108,764
----------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                              5,200  Imperial Sugar Co. New Shares                             123,344
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.8%                      53,600  Andrew Corp. (a)                                          474,896
                                                         35,100  Arris Group, Inc. (a)                                     460,512
                                                          6,285  Audiovox Corp. Class A (a)                                 85,853
                                                         14,161  Belden CDT, Inc.                                          468,021
                                                         20,434  C-COR, Inc. (a)                                           157,750
                                                          5,300  CalAmp Corp. (a)                                           47,117

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         20,100  Interdigital Communications Corp. (a)                $    701,691
                                                         11,900  Mastec, Inc. (a)                                          157,199
                                                         17,199  Plantronics, Inc.                                         381,990
                                                         31,900  Polycom, Inc. (a)                                         699,248
                                                         42,677  Powerwave Technologies, Inc. (a)                          389,214
                                                          9,000  Radyne Comstream Inc (a)                                  102,420
                                                         20,500  Symmetricom, Inc. (a)                                     144,935
                                                                                                                      ------------
                                                                                                                         4,270,846
----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.0%                                   6,800  DHB Industries, Inc. (a)                                   13,056
                                                         15,921  Interface, Inc. Class A (a)                               182,295
                                                                                                                      ------------
                                                                                                                           195,351
----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.8%                    19,100  Carter's, Inc. (a)                                        504,813
                                                          2,500  Cherokee, Inc.                                            103,400
                                                          5,800  Columbia Sportswear Co. (a)                               262,508
                                                          6,485  Guess?, Inc. (a)                                          270,749
                                                          6,300  Hartmarx Corp. (a)                                         37,800
                                                         10,682  Kellwood Co.                                              312,662
                                                          4,500  Maidenform Brands, Inc. (a)                                55,485
                                                          5,342  Oxford Industries, Inc.                                   210,528
                                                          4,400  Perry Ellis International, Inc. (a)                       111,364
                                                         20,854  Phillips-Van Heusen Corp.                                 795,789
                                                         40,800  Quiksilver, Inc. (a)                                      496,944
                                                         12,317  Russell Corp.                                             223,677
                                                          6,400  True Religion Apparel, Inc. (a)                           113,280
                                                          8,400  Under Armour, Inc. Class A (a)                            358,008
                                                         18,500  The Warnaco Group, Inc. (a)                               345,580
                                                                                                                      ------------
                                                                                                                         4,202,587
----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                     3,774  Bandag, Inc.                                              138,091
                                                         25,300  Cooper Tire & Rubber Co. (e)                              281,842
                                                          3,900  Titan International, Inc. (e)                              72,969
                                                                                                                      ------------
                                                                                                                           492,902
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                           38,455  Alliance One International, Inc.                          170,740
                                                          5,220  Schweitzer-Mauduit International, Inc.                    113,013
                                                         10,456  Universal Corp.                                           389,172
                                                         15,213  Vector Group Ltd. (e)                                     247,211
                                                                                                                      ------------
                                                                                                                           920,136
----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                              11,330  Jakks Pacific, Inc. (a)                                   227,620
                                                         11,000  Leapfrog Enterprises, Inc. (a)(e)                         111,100
                                                         19,400  Marvel Entertainment, Inc. (a)                            388,000
                                                                                                                      ------------
                                                                                                                           726,720
----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%                      10,000  Celadon Group, Inc. (a)                                   220,400
                                                          1,500  Dynamex, Inc. (a)                                          32,715
                                                         13,000  HUB Group, Inc. Class A (a)                               318,890
                                                         11,700  Pacer International, Inc.                                 381,186
                                                          6,481  SCS Transportation, Inc. (a)                              178,422
                                                          4,500  US Xpress Enterprises, Inc. Class A (a)                   121,590
                                                                                                                      ------------
                                                                                                                         1,253,203
----------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                                           9,941  Arkansas Best Corp.                                       499,138
                                                         12,332  Forward Air Corp.                                         502,282
                                                         20,173  Heartland Express, Inc.                                   360,895
                                                         17,662  Knight Transportation, Inc.                               356,772
                                                          4,450  Marten Transport Ltd. (a)                                  96,743
                                                          9,425  Old Dominion Freight Line Inc. (a)                        354,286
                                                          1,100  PAM Transportation Services (a)                            31,779

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                            100  Patriot Transportation Holding, Inc. (a)             $      8,678
                                                          1,000  Quality Distribution, Inc. (a)                             13,280
                                                          4,200  USA Truck, Inc. (a)                                        74,844
                                                          1,700  Universal Truckload Services, Inc. (a)                     58,021
                                                         17,300  Werner Enterprises, Inc.                                  350,671
                                                                                                                      ------------
                                                                                                                         2,707,389
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                       19,100  Mediacom Communications Corp. Class A (a)                 118,993
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.3%                              9,866  Allete, Inc.                                              467,155
                                                         19,375  Avista Corp.                                              442,331
                                                         13,200  Black Hills Corp.                                         453,156
                                                          5,289  CH Energy Group, Inc.                                     253,872
                                                         18,867  Cleco Corp.                                               438,658
                                                         27,700  Duquesne Light Holdings, Inc.                             455,388
                                                         16,508  El Paso Electric Co. (a)                                  332,801
                                                         12,968  The Empire District Electric Co.                          266,492
                                                         15,100  IDACORP, Inc.                                             517,779
                                                          4,000  ITC Holdings Corp.                                        106,320
                                                          6,145  MGE Energy, Inc.                                          191,417
                                                         11,800  NorthWestern Corp.                                        405,330
                                                          9,186  Otter Tail Corp.                                          251,053
                                                         23,000  PNM Resources, Inc.                                       574,080
                                                          4,100  Pike Electric Corp. (a)                                    78,966
                                                         11,600  Portland General Electric Co.                             289,652
                                                          5,500  UIL Holdings Corp.                                        309,595
                                                         13,983  Unisource Energy Corp.                                    435,570
                                                         29,200  Westar Energy, Inc.                                       614,660
                                                                                                                      ------------
                                                                                                                         6,884,275
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.8%                        6,422  Cascade Natural Gas Corp.                                 135,440
                                                          2,600  EnergySouth, Inc.                                          81,198
                                                          6,048  The Laclede Group, Inc.                                   207,809
                                                         10,974  New Jersey Resources Corp.                                513,364
                                                         15,600  Nicor, Inc. (e)                                           647,400
                                                          9,499  Northwest Natural Gas Co.                                 351,748
                                                         14,900  Peoples Energy Corp.                                      535,059
                                                         25,500  Piedmont Natural Gas Co.                                  619,650
                                                          9,732  South Jersey Industries, Inc.                             266,559
                                                         12,790  Southwest Gas Corp.                                       400,839
                                                         17,800  WGL Holdings, Inc. (e)                                    515,310
                                                                                                                      ------------
                                                                                                                         4,274,376
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                          14,231  Transmontaigne, Inc. (a)                                  159,530
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                         120,500  Aquila, Inc. (a)                                          507,305
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.1%                     18,900  Alaska Communications Systems Group, Inc.                 239,085
                                                            400  Atlantic Tele-Network Inc.                                  8,332
                                                          8,955  CT Communications, Inc.                                   204,801
                                                          5,626  Centennial Communications Corp.                            29,255
                                                         86,400  Cincinnati Bell, Inc. (a)                                 354,240
                                                          9,033  Commonwealth Telephone Enterprises, Inc.                  299,534
                                                          7,800  Consolidated Communications Holdings, Inc.                129,714
                                                         56,000  Dobson Communications Corp. Class A (a)                   434,000
                                                          1,600  Eschelon Telecom, Inc. (a)                                 24,752
                                                         10,400  FairPoint Communications, Inc.                            149,760
                                                         19,800  First Avenue Networks, Inc. (a)                           215,424
                                                         17,839  General Communication Inc. Class A (a)                    219,776
                                                          6,492  Golden Telecom, Inc. (f)                                  164,572

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         17,700  IDT Corp. Class B (a)                                $    244,083
                                                         10,600  Iowa Telecommunications Services, Inc.                    200,552
                                                          6,900  iPCS, Inc. (a)                                            333,270
                                                          7,700  NTELOS Holdings Corp. (a)                                 111,265
                                                          4,121  North Pittsburgh Systems, Inc.                            113,575
                                                         30,100  Premiere Global Services, Inc. (a)                        227,255
                                                         15,189  Price Communications Corp. (a)                            257,454
                                                          8,300  RCN Corp. (a)                                             206,919
                                                          1,700  Shenandoah Telecom Co.                                     79,900
                                                          4,800  SureWest Communications                                    92,736
                                                         14,833  Talk America Holdings, Inc. (a)                            91,816
                                                         25,000  Time Warner Telecom, Inc. Class A (a)                     371,250
                                                         11,220  USA Mobility, Inc.                                        186,252
                                                         27,500  Ubiquitel, Inc. (a)                                       284,350
                                                         18,800  Valor Communications Group, Inc. (e)                      215,260
                                                                                                                      ------------
                                                                                                                         5,489,182
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.1%                                   7,385  American States Water Co.                                 263,275
                                                          5,396  California Water Service Group                            192,853
                                                          3,748  SJW Corp.                                                  95,387
                                                         11,183  Southwest Water Co.                                       133,861
                                                                                                                      ------------
                                                                                                                           685,376
----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.1%                   12,625  Central European Distribution Corp. (a)                   317,645
----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.2%                                       19,630  Brightpoint, Inc. (a)                                     265,594
                                                         13,800  LKQ Corp. (a)                                             262,200
                                                            900  MWI Veterinary Supply, Inc. (a)                            32,787
                                                          8,700  Prestige Brands Holdings, Inc. (a)                         86,739
                                                         10,469  United Stationers, Inc. (a)                               516,331
                                                                                                                      ------------
                                                                                                                         1,163,651
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks (Cost - $374,034,401) - 87.7%     449,622,572
----------------------------------------------------------------------------------------------------------------------------------

                                                                 Exchange-Traded Funds
----------------------------------------------------------------------------------------------------------------------------------
                                                        169,590  iShares Russell 2000 Index Fund (e)                    12,159,603
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Exchange-Traded Funds
                                                                 (Cost - $12,341,064) - 2.4%                            12,159,603
----------------------------------------------------------------------------------------------------------------------------------

                                                                 Mutual Funds
----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%                    4,400  Gladstone Capital Corp. (e)                                94,116
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Mutual Funds (Cost - $92,876) - 0.0%                 94,116
----------------------------------------------------------------------------------------------------------------------------------

                                                      Benefical
                                                       Interest  Other Interests (b)
----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%                        $        500  PetroCorp Incorporated (Escrow Shares)                          0
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Other Interests (Cost - $0) - 0.0%                        0
----------------------------------------------------------------------------------------------------------------------------------

                                                                 Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                                   $ 46,332,365  Merrill Lynch Liquidity Series, LLC                    46,332,365
                                                                 Cash Sweep Series I, 4.78% (c)(g)
                                                     36,252,065  Merrill Lynch Liquidity Series, LLC                    36,252,065
                                                                 Money Market Series, 5.22%  (c)(d)(g)
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost - $82,584,430) - 16.1%                           82,584,430
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments (Cost - $469,052,771*) - 106.2%     544,460,721

                                                                 Liabilities in Excess of Other Assets - (6.2%)        (31,816,511)
                                                                                                                      ------------
                                                                 Net Assets - 100.0%                                  $512,644,210
                                                                                                                      ============

Master Small Cap Index Series
Schedule of Investments as of June 30, 2006

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 472,784,415
                                                                  =============
      Gross unrealized appreciation                               $  93,085,630
      Gross unrealized depreciation                                 (21,409,324)
                                                                  -------------
      Net unrealized appreciation                                 $  71,676,306
                                                                  =============

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                        Net             Interest
                                                     Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                      $45,690,690       $ 1,655,673
      Merrill Lynch Liquidity Series,
      LLC Money Market Series                      $22,787,010       $   185,901
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Depositary receipts.
(g)   Represents the current yield as of 6/30/2006.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Financial futures contracts purchased as of June 30, 2006 were as follows:

      ----------------------------------------------------------------------------------------------
      Number of                                                           Face           Unrealized
      Contracts            Issue                Expiration Date          Value          Appreciation
      ----------------------------------------------------------------------------------------------
         133         Russell 2000 Index         September 2006        $46,934,608        $1,710,142
      ----------------------------------------------------------------------------------------------

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust

Date: August 23, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust

Date: August 23, 2006